                                    Evergreen

                                 Southern State
                                    Municipal
                                   Bond Funds


                                 August 31, 1998
                                  Annual Report


[LOGO OF EVERGREEN FUNDS APPEARS HERE]

--------------------------------------------------------------------------------
                               Table of Contents
--------------------------------------------------------------------------------



Letter to Shareholders ....................................................    1

Fund at a Glance

  Evergreen Florida High Income
    Municipal Bond Fund ...................................................    2

  Evergreen Florida Municipal Bond Fund ...................................    4

  Evergreen Georgia Municipal Bond Fund ...................................    6

  Evergreen Maryland Municipal Bond Fund ..................................    8

  Evergreen North Carolina
    Municipal Bond Fund ...................................................   10

  Evergreen South Carolina
    Municipal Bond Fund ...................................................   12

  Evergreen Virginia Municipal Bond Fund ..................................   14



Financial Highlights

  Evergreen Florida High Income
    Municipal Bond Fund ...................................................   16

  Evergreen Florida Municipal Bond Fund ...................................   18

  Evergreen Georgia Municipal Bond Fund ...................................   20

  Evergreen Maryland Municipal Bond Fund ..................................   22

  Evergreen North Carolina
    Municipal Bond Fund ...................................................   24

  Evergreen South Carolina
    Municipal Bond Fund ...................................................   26

  Evergreen Virginia Municipal Bond Fund ..................................   28


Schedule of Investments

  Evergreen Florida High Income
    Municipal Bond Fund ...................................................   30

  Evergreen Florida Municipal Bond Fund ...................................   35

  Evergreen Georgia Municipal Bond Fund ...................................   40

  Evergreen Maryland Municipal Bond Fund ..................................   43

  Evergreen North Carolina
    Municipal Bond Fund ...................................................   44

  Evergreen South Carolina
    Municipal Bond Fund ...................................................   47

  Evergreen Virginia Municipal Bond Fund ..................................   49

Statements of Assets and Liabilities ......................................   53

Statements of Operations ..................................................   55

Statements of Changes in Net Assets --

  Year Ended August 31, 1998 ..............................................   57

  Year Ended August 31, 1997 ..............................................   59

  Prior Fiscal Years ......................................................   61

Combined Notes to Financial Statements ....................................   62

Report of Independent Accountants .........................................   72

Independent Auditors' Reports .............................................   73

Additional Information ....................................................   74



--------------------------------------------------------------------------------
                                Evergreen Funds
--------------------------------------------------------------------------------

Evergreen Funds is one of the nation's fastest growing investment companies with approximately $50 billion in assets under management.

With over 70 mutual funds to choose among and acclaimed service and operations capabilities, investors enjoy a broad range of quality investment products and services designed to meet their needs.

The Evergreen Funds employ intensive, research-driven investment strategies executed by over 90 research analysts and portfolio managers. The fund company remains dedicated to meeting the needs of investors and their advisors in a global economy. Look to the Evergreen Funds to provide a distinctive level of service and excellence in investment management.


This annual report must be preceded or accompanied by a prospectus of an Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.


              ------------------------------------------------------------------
Mutual Funds:  ARE NOT FDIC INSURED     May lose value . Are not bank guaranteed
              ------------------------------------------------------------------

                          Evergreen Distributor, Inc.
    Evergreen(SM) is a Service Mark of Evergreen Investment Services, Inc.

                             Letter to Shareholders
                             ----------------------

                                  October 1998




[PHOTO OF WILLIAM M. ENNIS APPEARS HERE]

William M. Ennis
Managing Director


Dear Shareholders:


The following report covers the Evergreen Southern State Municipal Bond Funds for the 12-month period ended August 31, 1998. These funds continue to provide investors highly competitive returns, especially on an after-tax basis. Nearly all of the funds in this report have earned rankings within the top quartile of their respective peer groups, as measured by Lipper Analytical Services, Inc., an independent monitor of mutual fund performance.

Market Review

At the writing of this report -- after the fiscal period ended August 31, 1998 -- the markets have experienced increased volatility, mainly due to financial and currency crises in the Asian and Russian economies. We encourage investors to remain focused on their long-term goals, and to keep short-term volatility in perspective.

Although no one can accurately predict either the timing or the degree, one thing is certain: the stock market will continue to experience ups and downs. At this time, we still believe the domestic economy is strong with low inflation, low unemployment and moderate, yet sustainable growth. We are confident that the opportunity remains to participate in the continued, dynamic growth of both U.S. and international companies.

Cost Savings

In an effort to achieve efficiencies and cost savings, we have changed the way we mail your funds' information. Wherever possible, we are trying to combine your funds' required mailings so you only receive one per household, based on the registration last name and exact address./1/ This reduces the mailing costs, not to mention the amount of paper needed to print, which in turn benefits your funds by reducing the overall expenses. If you prefer to receive separate copies of reports and prospectuses for each registered holder in your household, please notify us by calling the number on your statement and we will adjust our records accordingly.

Evergreen Service

Evergreen remains committed to providing investment choices which match a range of investment objectives, as well as clear and accurate information on all the Evergreen Funds. We recommend you consult with your financial advisor to evaluate your asset allocation and ensure you are on target with your investment time horizon. If you have any questions or need additional information, please contact one of our service representatives at 800.343.2898. We will be happy to assist you.

Thank you for your continued investment with Evergreen Funds.

Sincerely,

/s/ William M. Ennis

William M. Ennis
Managing Director
Evergreen Funds


/1/ If you purchased your shares through a financial representative, we may not be able to consolidate your mailings by last name and address, because that institution controls the mailings.

--------------------------------------------------------------------------------
                                   EVERGREEN

                    Florida High Income Municipal Bond Fund
--------------------------------------------------------------------------------

                     Fund at a Glance as of August 31, 1998




               Portfolio
            Characteristics
            ---------------

Total Net Assets           $412,638,013
 .......................................
Average Credit Quality              BB+
 .......................................
Average Maturity             22.9 years
 .......................................
Average Duration              9.2 years
 .......................................

--------------------------------------------------------------------------------
                            PERFORMANCE AND RETURNS*
--------------------------------------------------------------------------------

                                               Class A      Class B      Class Y
Inception Date                                 6/17/92      7/10/95      9/20/95
 ................................................................................
Average Annual Returns
 ................................................................................
1 year with sales charge                        3.77%        3.13%         n/a
 ................................................................................
1 year w/o sales charge                         8.94%        8.13%        9.22%
 ................................................................................
5 years                                         6.34%         --           --
 ................................................................................
Since Inception                                 7.60%        6.90%        8.72%
 ................................................................................
Maximum Sales Charge                            4.75%        5.00%         n/a

                                              Front End      CDSC
 ................................................................................
30-day SEC Yield                                4.87%        4.37%        5.37%
 ................................................................................
Taxable Equivalent Yield**                      8.06%        7.24%        8.89%
 ................................................................................
12-month distributions per share               $0.58        $0.50        $0.61
 ................................................................................
Lipper Ranking out of 62 Florida Municipal       #13          #38           #6
    Debt Funds/1/
    (for the 1 year period ending 9/30/98)
 ................................................................................

*    Adjusted for maximum applicable sales charge.

** Assumes maximum 39.6% federal tax rate. Results for investors subject to lower tax rates would not be as advantageous.

/1/ Source: Lipper Analytical Services, Inc., an independent mutual fund rating company. The rankings are based on total return and do not include the effect of a sales charge. For the 5-year period ending September 30, 1998, the Fund's Class A shares ranked 1 out of 27 Florida Municipal Debt funds tracked by Lipper Analytical Services, Inc. Past performance is no guarantee of future results.

Class C shares were introduced in March 1998 and have no average annual returns at this reporting period.

--------------------------------------------------------------------------------
                                LONG TERM GROWTH
--------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]

          6/30/92         9,525         10,000          10,000
          Aug-93         10,997         11,444          10,328
          Aug-94         11,218         11,460          10,628
          Aug-95         12,224         12,476          10,906
          Aug-96         13,009         13,129          11,218
          Aug-97         14,410         14,342          11,469
          Aug-98         15,698         15,583          11,655

Comparison of a $10,000 investment in Evergreen Florida High Income Municipal Bond Fund, Class A, versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The LBMBI is an unmanaged index. The index does not include transaction costs associated with buying and selling securities nor any management fees. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.
                             5-star by Morningstar/2/
                  (For overall period ended September 30, 1998)


--------------------------------------------------------------------------------
                          CURRENT INVESTMENT STYLE/3/
--------------------------------------------------------------------------------

[CHART APPEARS HERE]

Morningstar's Style Box is based on a portfolio date as of 9/30/98.

The Fixed-Income Style Box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

/3/  Source: 1998 Morningstar, Inc.

/2/ Source: Morningstar, Inc. Morningstar's proprietary ratings reflect historical risk-adjusted performance as of September 30, 1998 for Class A and B shares. These ratings are subject to change monthly and are calculated from the Fund's 3-, 5-, and 10-year average annual returns in excess of 90-day Treasury bill returns with appropriate fee adjustments, and a risk factor that reflects fund performance below 90-day T-bill returns. The Fund's Class A shares received 5 stars for the overall, 3-, and 5-year periods ended September 30, 1998. The Fund's Class B shares received 5 stars for the overall and 3-year periods ended September 30, 1998. The Fund was rated among 1,581 municipal bond funds for the 3-year period ended September 30, 1998 and 943 municipal bond funds for the 5-year period ended September 30, 1998. The top 10% of rated funds in an investment category receive five stars. Past performance is no guarantee of future results.

--------------------------------------------------------------------------------
                                   EVERGREEN

                    Florida High Income Municipal Bond Fund
--------------------------------------------------------------------------------

    Portfolio
    Management
--------------------
[PHOTO OF RICHARD K.
MARRONE APPEARS HERE]

Richard K. Marrone
Tenure: January 1995


--------------------------------------------------------------------------------
                             PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------
(based on 8/31/98 portfolio assets)

                           [PIE CHART APPEARS HERE]

Multifamily/Single-family Housing          32.70%
Community Development                      16.80%
Residential Care                           10.90%
Other                                       9.20%
Hospital                                    8.80%
Industrial Development                      7.60%
Airlines                                    4.90%
Education                                   4.20%
Water & Sewer                               2.80%
Special Care                                2.10%

The Evergreen Florida High Income Municipal Bond Fund experienced another strong fiscal year. For the 12 months ended August 31, 1998, the Class Y shares posted a total return of 9.22%, while Class A and B shares returned 8.94% and 8.13%, respectively, unadjusted for applicable sales charges. The Fund continues to be a top performer against its peer group as measured by Lipper Analytical Services, Inc., an independent mutual fund performance monitoring company/1/. It is also worth noting that the Evergreen Florida High Income Municipal Bond Fund Class A and B shares maintain the prestigious five-star ranking from Morningstar, Inc./2/

Due to strong performance and increased sales within the state of Florida, net assets more than doubled during the 12 months. These inflows were used to purchase higher-yielding securities aimed at increasing the Fund's current yield. Duration also increased through the reinvestment of cash inflows, contributing to performance and allowing the Fund to outperform the vast majority of its peers during the year, as evidenced by Lipper ratings./1/


--------------------------------------------------------------------------------
                               PORTFOLIO QUALITY
--------------------------------------------------------------------------------
(based on 8/31/98 portfolio assets)

                           [PIE CHART APPEARS HERE]

AAA                                        23.70%
AA                                          0.60%
A                                           7.20%
BBB                                        22.20%
B                                           0.20%
Not Rated                                  46.10%

--------------------------------------------------------------------------------
                                   EVERGREEN

                          Florida Municipal Bond Fund
--------------------------------------------------------------------------------

                     Fund at a Glance as of August 31, 1998

                Portfolio
             Characteristics
             ---------------

Total Net Assets               $658,207,142
 ...........................................
Average Credit Quality                   AA
 ...........................................
Average Maturity                 14.5 years
 ...........................................
Average Duration                  8.7 years
 ...........................................

--------------------------------------------------------------------------------
                            PERFORMANCE AND RETURNS*
--------------------------------------------------------------------------------

                                                Class A     Class B     Class Y
Inception Date                                  5/11/88     6/30/95     6/30/95
 ................................................................................
Average Annual Returns
 ................................................................................
1 year with sales charge                         3.79%        2.97%       n/a
 ................................................................................
1 year w/o sales charge                          8.96%        7.97%      9.05%
 ................................................................................
5 years                                          5.25%         --         --
 ................................................................................
10 years                                         7.64%         --         --
 ................................................................................
Since Inception                                  7.61%        6.01%      7.90%
 ................................................................................
Maximum Sales Charge                             4.75%        5.00%       n/a

                                               Front End      CDSC
 ................................................................................
30-day SEC Yield                                 4.36%        3.67%      4.66%
 ................................................................................
Taxable Equivalent Yield**                       7.22%        6.08%      7.72%
 ................................................................................
12-month distributions per share                $0.69        $0.60      $0.70
 ................................................................................
Lipper Ranking out of 62 Florida Municipal         #8          #37         #5
   Debt Funds/1/
   (for the 1 year period ending 9/30/98)
 ................................................................................

*    Adjusted for maximum applicable sales charge.

** Assumes maximum 39.6% federal tax rate. Results for investors subject to lower tax rates would not be as advantageous.

/1/ Source: Lipper Analytical Services, Inc., an independent mutual fund rating company. The rankings are based on total return and do not include the effect of a sales charge. For the 5-year period ending September 30, 1998, the Fund's Class A shares ranked 4 out of 27 Florida Municipal Debt funds tracked by Lipper Analytical Services, Inc. For the 10-year period ending September 30, 1998, the Fund's Class A shares ranked 2 out of 4 Florida Municipal Debt funds tracked by Lipper. Past performance is no guarantee of future results.

Class C shares were introduced in January 1998 and have no average annual returns at this reporting period.

--------------------------------------------------------------------------------
                                LONG TERM GROWTH
--------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]

                         Class A
           Date           Shares         LBMBI            CPI

          May-88           9,525         10,000          10,000
          Aug-89          10,577         11,344          10,604
          Aug-90          11,018         12,073          11,200
          Aug-91          12,467         13,497          11,626
          Aug-92          13,935         15,004          11,991
          Aug-93          15,672         16,835          12,323
          Aug-94          15,678         16,858          12,681
          Aug-95          17,006         18,353          13,013
          Aug-96          17,882         19,314          13,385
          Aug-97          19,502         21,099          13,685
          Aug-98          21,249         22,924          13,906

Comparison of a $10,000 investment in Evergreen Florida Municipal Bond Fund, Class A, versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The LBMBI is an unmanaged index. The index does not include transaction costs associated with buying and selling securities nor any management fees. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

--------------------------------------------------------------------------------
                          CURRENT INVESTMENT STYLE/2/
--------------------------------------------------------------------------------

[CHART APPEARS HERE]

Morningstar's Style Box is based on a portfolio date as of 9/30/98.

The Fixed-Income Style Box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

/2/ Source: 1998 Morningstar, Inc.

--------------------------------------------------------------------------------
                                   EVERGREEN

                          Florida Municipal Bond Fund
--------------------------------------------------------------------------------

    Portfolio
    Management
--------------------
[PHOTO OF RICHARD K.
MARRONE APPEARS HERE]
Richard K. Marrone
Tenure: January 1997


--------------------------------------------------------------------------------
                             PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------
(based on 8/31/98 portfolio assets)

                           [PIE CHART APPEARS HERE]

Other                                    22.70%
Escrow                                   12.00%
Miscellaneous Revenue                    11.00%
Hospital                                 10.10%
Housing                                   9.90%
Public Facilities                         8.50%
Local General Obligation                  7.40%
Water & Sewer                             6.50%
Electric Revenue                          6.20%
Transportation                            5.70%

The Evergreen Florida Municipal Bond Fund weathered a turbulent fiscal year and posted solid returns. For the 12 months ended August 31, 1998, the Fund's Class Y shares returned 9.05%, while Class A and B shares returned 8.96% and 7.97%, respectively, unadjusted for applicable sales charges. The Fund performed well against its peers, as measured by Lipper Analytical Services, an independent mutual fund performance monitoring company./1/

The Fund experienced strong asset growth during the period due to price appreciation, increased sales, a conversion of common trust fund assets in November, and a merger in late January. Throughout the period we sought to increase the Fund's duration while bolstering the portfolio's current yield. A modest duration extension during the final six months of the period also helped performance within the declining interest rate environment.


--------------------------------------------------------------------------------
                               PORTFOLIO QUALITY
--------------------------------------------------------------------------------
(based on 8/31/98 portfolio assets)

                           [PIE CHART APPEARS HERE]

AAA                                      70.80%
AA                                       12.80%
A                                         6.10%
BBB                                      10.20%
Not Rated                                 0.10%

--------------------------------------------------------------------------------
                                   EVERGREEN

                           Georgia Municipal Bond Fund
--------------------------------------------------------------------------------

                     Fund at a Glance as of August 31, 1998

             Portfolio
          Characteristics
          ---------------

Total Net Assets          $84,120,482
 .....................................
Average Credit Quality             AA
 .....................................
Average Maturity           14.1 years
 .....................................
Average Duration            8.3 years
 .....................................

--------------------------------------------------------------------------------
                            PERFORMANCE AND RETURNS*
--------------------------------------------------------------------------------

                                               Class A      Class B     Class Y
Inception Date                                 7/2/93       7/2/93      2/28/94
 ................................................................................
Average Annual Returns
 ................................................................................
1 year with sales charge                        4.46%        3.86%        n/a
 ................................................................................
1 year w/o sales charge                         9.67%        8.86%       9.94%
 ................................................................................
5 years                                         4.55%        4.51%        --
 ................................................................................
Since Inception                                 4.77%        4.89%       6.65%
 ................................................................................
Maximum Sales Charge                            4.75%        5.00%        n/a

                                              Front End      CDSC
 ................................................................................
30-day SEC Yield                                4.30%        3.77%       4.77%
 ................................................................................
Taxable Equivalent Yield**                      7.12%        6.24%       7.90%
 ................................................................................
12-month distributions per share               $0.49        $0.41       $0.51
 ................................................................................
Lipper Ranking out of 34 Georgia Municipal        #3          #10          #2
    Debt Funds/1/
    (for the 1 year period ending 9/30/98)
 ................................................................................

*    Adjusted for maximum applicable sales charge.

** Assumes maximum 39.6% federal tax rate. Results for investors subject to lower tax rates would not be as advantageous.

/1/ Source: Lipper Analytical Services, Inc., an independent mutual fund rating company. The rankings are based on total return and do not include the effect of a sales charge. For the 5-year period ending September 30, 1998, the Fund's Class A and B shares ranked 6 and 9, respectively, out of 12 Georgia Municipal Debt funds tracked by Lipper Analytical Services, Inc. Past performance is no guarantee of future results.

--------------------------------------------------------------------------------
                                LONG TERM GROWTH
--------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]

                     Class A Shares      LBMBI          LBGMBI            CPI
          7/2/93          9,525         10,000          10,000         10,000
          Aug-94          9,338         10,236          10,178         10,319
          Aug-95         10,047         11,143          11,095         10,589
          Aug-96         10,672         11,727          11,643         10,891
          Aug-97         11,604         12,811          12,685         11,136
          Aug-98         12,726         13,919          13,767         11,316

Comparison of a $10,000 investment in Evergreen Georgia Municipal Bond Fund, Class A, versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI), the Lehman Brothers Georgia Municipal Bond Index (LBGMBI), and the Consumer Price Index (CPI).

Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The LBMBI and LBGMBI are unmanaged indices. These indices do not include transaction costs associated with buying and selling securities nor any management fees. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

--------------------------------------------------------------------------------
                          CURRENT INVESTMENT STYLE/2/
--------------------------------------------------------------------------------

[CHART APPEARS HERE]

Morningstar's Style Box is based on a portfolio date as of 9/30/98.

The Fixed-Income Style Box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

/2/ Source: 1998 Morningstar, Inc.

--------------------------------------------------------------------------------
                                   EVERGREEN

                           Georgia Municipal Bond Fund
--------------------------------------------------------------------------------

      Portfolio
      Management
---------------------

    Charles Jeanne
Tenure: November 1997


--------------------------------------------------------------------------------
                             PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------
(based on 8/31/98 portfolio assets)

                           [PIE CHART APPEARS HERE]

Local General Obligation                  19.40%
Industrial Development                    15.00%
Hospital                                  14.80%
Water & Sewer                             12.50%
Public Facilities                          8.50%
Utility                                    8.30%
Other                                      7.40%
Airport                                    5.20%
Housing                                    4.50%
State General Obligation                   4.40%

For the 12 months ended August 31, 1998, Class Y shares had an annual return of 9.94%, and Class A and B shares returned 9.67% and 8.86%, respectively, unadjusted for any sales charges. The Fund performed well against its peer group as measured by Lipper Analytical Services, Inc., an independent mutual fund performance monitoring company./1/

The volatility over the past 12 months made it an extremely challenging environment for portfolio managers. Our primary strategy, especially during the final months of the fiscal year, has been to emphasize higher-yielding securities in order to bolster the Fund's current yield. Consistent with this strategy, we purchased bonds--some of which were higher-yielding investment grade--that rewarded our investors with a strong return. These include industrial development authority bonds and hospital bonds. We were pleased that our strategy provided investors a degree of protection from the fluctuating market, and allowed the Fund to outperform the majority of its peers./1/


--------------------------------------------------------------------------------
                               PORTFOLIO QUALITY
--------------------------------------------------------------------------------
(based on 8/31/98 portfolio assets)

                           [PIE CHART APPEARS HERE]

AAA                                       56.80%
AA                                        10.80%
A                                          8.30%
BBB                                       19.60%
Not Rated                                  4.50%

--------------------------------------------------------------------------------
                                   EVERGREEN

                          Maryland Municipal Bond Fund
--------------------------------------------------------------------------------

                     Fund at a Glance as of August 31, 1998

               Portfolio
            Characteristics
            ---------------

Total Net Assets          $30,973,273
 .....................................
Average Credit Quality             AA
 .....................................
Average Maturity           13.7 years
 .....................................
Average Duration            6.7 years
 .....................................

--------------------------------------------------------------------------------
                            PERFORMANCE AND RETURNS*
--------------------------------------------------------------------------------

                                             Class A              Class Y
Inception Date                               10/16/90             10/16/90
 ................................................................................
Average Annual Returns
 ................................................................................
1 year with sales charge                       1.88%                n/a
 ................................................................................
1 year w/o sales charge                        6.96%               7.22%
 ................................................................................
5 years                                        3.28%               4.55%
 ................................................................................
Since Inception                                5.37%               6.21%
 ................................................................................
Maximum Sales Charge                           4.75%                n/a

                                             Front End
 ................................................................................
30-day SEC Yield                               3.90%               4.35%
 ................................................................................
Taxable Equivalent**                           6.46%               7.20%
 ................................................................................
12-month distributions per share              $0.39               $0.41
 ................................................................................

*    Adjusted for maximum applicable sales charge.

** Assumes maximum 39.6% federal tax rate. Results for investors subject to lower tax rates would not be as advantageous.

Class B shares were introduced in March 1998 and have no average annual returns at this reporting period.

--------------------------------------------------------------------------------
                                LONG TERM GROWTH
--------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]

          Oct-90          9,525         10,000          10,000
          Aug-91         10,031         10,952          10,232
          Aug-92         10,912         12,150          10,554
          Aug-93         12,220         13,715          10,846
          Aug-94         12,127         15,142          11,161
          Aug-95         13,001         15,814          11,453
          Aug-96         13,327         17,277          11,781
          Aug-97         14,096         18,759          12,045
          Aug-98         15,077         19,314          12,240

Comparison of a $10,000 investment in Evergreen Maryland Municipal Bond Fund, Class A, versus a similar investment in the Lehman Brothers Municipal 10-year Bond Index (LBM10YBI) and the Consumer Price Index (CPI).

Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The LBM10YBI is an unmanaged index. The index does not include transaction costs associated with buying and selling securities nor any management fees. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

--------------------------------------------------------------------------------
                          CURRENT INVESTMENT STYLE/2/
--------------------------------------------------------------------------------

[CHART APPEARS HERE]

Morningstar's Style Box is based on a portfolio date as of 9/30/98.

The Fixed-Income Style Box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

/2/ Source: 1998 Morningstar, Inc.

--------------------------------------------------------------------------------
                                   EVERGREEN

                          Maryland Municipal Bond Fund
--------------------------------------------------------------------------------

   Portfolio
   Management
------------------

Charles Jeanne
Tenure: March 1998


--------------------------------------------------------------------------------
                             PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------
(based on 8/31/98 portfolio assets)

                           [PIE CHART APPEARS HERE]

General Obligation                   17.70%
Water & Sewer                        13.80%
Other                                12.70%
Lease                                11.10%
Education                             9.00%
Hospital                              8.50%
Transportation                        7.90%
Housing                               7.30%
Public Facilities                     6.90%
Industrial Development                5.10%


Despite a turbulent 12 months for municipal bond investors, the Evergreen Maryland Municipal Bond Fund posted solid returns. For the fiscal period ended August 31, 1998, the Fund's Class Y shares posted an annual return of 7.22%, while Class A shares returned 6.96%, unadjusted for applicable sales charges.

After taking over management responsibilities of the Fund in early 1998, our main focus was to bolster the portfolio's current yield. In keeping with this strategy, we sold shorter, lower-yielding securities and replaced them with higher-yielding issues. Purchases typically included economic development authority, healthcare and housing bonds. We also emphasized securities with non-callable features, a move that benefited the portfolio, especially during the final part of the fiscal year as interest rates plummeted.


--------------------------------------------------------------------------------
                               PORTFOLIO QUALITY
--------------------------------------------------------------------------------
(based on 8/31/98 portfolio assets)

                           [PIE CHART APPEARS HERE]

AAA                                  36.70%
AA                                   36.50%
A                                    15.00%
BBB                                   9.90%
Not Rated                             1.90%

--------------------------------------------------------------------------------
                                   EVERGREEN

                       North Carolina Municipal Bond Fund
--------------------------------------------------------------------------------

                     Fund at a Glance as of August 31, 1998

              Portfolio
            Characteristics
            ---------------

Total Net Assets         $321,319,098
 .....................................
Average Credit Quality             A+
 .....................................
Average Maturity           15.0 years
 .....................................
Average Duration            8.8 years
 .....................................


--------------------------------------------------------------------------------
                            PERFORMANCE AND RETURNS*
--------------------------------------------------------------------------------

                                               Class A     Class B       Class Y
Inception Date                                 1/11/93     1/11/93       2/28/94
 ................................................................................
Average Annual Returns
 ................................................................................
1 year with sales charge                        4.45%        3.85%         n/a
 ................................................................................
1 year w/o sales charge                         9.66%        8.85%        9.93%
 ................................................................................
5 years                                         4.73%        4.69%         --
 ................................................................................
Since Inception                                 5.64%        5.71%        6.48%
 ................................................................................
Maximum Sales Charge                            4.75%        5.00%         n/a

                                              Front End      CDSC
 ................................................................................
30-day SEC Yield                                4.28%        3.77%        4.77%
 ................................................................................
Taxable Equivalent Yield**                      7.09%        6.24%        7.90%
 ................................................................................
12-month distributions per share               $0.51        $0.43        $0.54
 ................................................................................
Lipper Ranking out of 40 North Carolina           #4          #13           #2
   Municipal Debt Funds/1/
   (for the 1 year period ending 9/30/98)
 ................................................................................

*    Adjusted for maximum applicable sales charge.

** Assumes maximum 39.6% federal tax rate. Results for investors subject to lower tax rates would not be as advantageous.

/1/ Source: Lipper Analytical Services, Inc., an independent mutual fund rating company. The rankings are based on total return and do not include the effect of a sales charge. For the 5-year period ending September 30, 1998, the Fund's Class A shares ranked 4 and Class B shares ranked 15 out of 19 North Carolina Municipal Debt Funds tracked by Lipper Analytical Services, Inc. Past performance is no guarantee of future results.

--------------------------------------------------------------------------------
                                LONG TERM GROWTH
--------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]

          1/3/93          9,525         10,000          10,000         10,000
          Aug-93         10,250         10,822          10,893         10,154
          Aug-94          9,878         10,837          10,920         10,449
          Aug-95         10,769         11,796          11,896         10,722
          Aug-96         11,330         12,416          12,475         11,029
          Aug-97         12,362         13,564          13,528         11,276
          Aug-98         13,556         14,737          14,628         11,459

Comparison of a $10,000 investment in Evergreen North Carolina Municipal Bond Fund, Class A, versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI), the Lehman Brothers State General Obligation Bond Index (LBSGOBI) and the Consumer Price Index (CPI).

Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The LBMBI and the LBSGOBI are unmanaged indices. These indices do not include transaction costs associated with buying and selling securities nor any management fees. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

--------------------------------------------------------------------------------
                          CURRENT INVESTMENT STYLE/2/
--------------------------------------------------------------------------------

[CHART APPEARS HERE]

Morningstar's Style Box is based on a portfolio date as of 9/30/98.

The Fixed-Income Style Box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

/2/ Source: 1998 Morningstar, Inc.

--------------------------------------------------------------------------------
                                   EVERGREEN

                       North Carolina Municipal Bond Fund
--------------------------------------------------------------------------------

    Portfolio
    Management
--------------------

Richard K. Marrone
Tenure: January 1993

Despite a volatile 12-month period stemming from problems in overseas markets, the Evergreen North Carolina Municipal Bond Fund had solid performance. For the fiscal period ended August 31, 1998, the Fund's Class Y shares returned 9.93%, while Class A and B shares returned 9.66% and 8.85%, respectively, unadjusted for applicable sales charges. The Fund continued to perform extremely well against its peer group as measured by Lipper Analytical Services, Inc. an independent mutual fund performance monitoring company./1/

We sought to improve performance and provide a cushion from market volatility by bolstering the portfolio's current yield. The decision to bolster the portfolio's yield through the reinvestment of cash inflows effectively contributed to performance and allowed the Fund to outperform the vast majority of peer funds during the year./1/

--------------------------------------------------------------------------------
                             PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------
(based on 8/31/98 portfolio assets)

                           [PIE CHART APPEARS HERE]

Local General Obligation                  17.00%
Hospital                                  16.20%
Other                                     15.60%
Electric                                   9.50%
State General Obligation                   9.10%
Education                                  8.90%
Lease                                      6.40%
Escrow                                     6.30%
Industrial Development                     5.80%
Airlines                                   5.20%
--------------------------------------------------------------------------------
                               PORTFOLIO QUALITY
--------------------------------------------------------------------------------
(based on 8/31/98 portfolio assets)

                           [PIE CHART APPEARS HERE]

AAA                                       44.20%
AA                                        21.30%
A                                         16.10%
Not Rated                                 10.20%
BBB                                        8.20%

--------------------------------------------------------------------------------
                                   EVERGREEN

                       South Carolina Municipal Bond Fund
--------------------------------------------------------------------------------

                     Fund at a Glance as of August 31, 1998

              Portfolio
           Characteristics
           ---------------

Total Net Assets         $72,588,618
 ....................................
Average Credit Quality            AA
 ....................................
Average Maturity          14.4 years
 ....................................
Average Duration           8.6 years
 ....................................

--------------------------------------------------------------------------------
                            PERFORMANCE AND RETURNS*
--------------------------------------------------------------------------------

                                                 Class A      Class B    Class Y
Inception Date                                   1/3/94       1/3/94     2/28/94
 ................................................................................
Average Annual Returns
 ................................................................................
1 year with sales charge                          3.44%        2.79%        n/a
 ................................................................................
1 year w/o sales charge                           8.60%        7.79%       8.87%
 ................................................................................
3 years                                           6.30%        6.36%       8.31%
 ................................................................................
Since Inception                                   5.02%        5.02%       7.12%
 ................................................................................
Maximum Sales Charge                              4.75%        5.00%        n/a

                                                Front End      CDSC
 ................................................................................
30-day SEC Yield                                  4.01%        3.47%       4.46%
 ................................................................................
Taxable Equivalent Yield**                        6.64%        5.75%       7.38%
 ................................................................................
12-month distributions per share                 $0.49        $0.41       $0.52
 ................................................................................
Lipper Ranking out of 15 South Carolina             #2           #7          #1
      Municipal Debt Funds/1/
      (for the 1 year period ending 9/30/98)
 ................................................................................

*    Adjusted for maximum applicable sales charge.

** Assumes maximum 39.6% federal tax rate. Results for investors subject to lower tax rates would not be as advantageous.

/1/ Source: Lipper Analytical Services, Inc., an independent mutual fund rating company. The rankings are based on total return and do not include the effect of a sales charge. Past performance is no guarantee of future results.

--------------------------------------------------------------------------------
                                LONG TERM GROWTH
--------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]

          1/3/94          9,525         10,000          10,000         10,000
          Aug-94          8,984          9,764           9,655         10,220
          Aug-95          9,962         10,630          10,569         10,487
          Aug-96         10,583         11,186          11,082         10,787
          Aug-97         11,570         12,220          12,076         11,029
          Aug-98         12,565         13,277          13,122         11,207

Comparison of a $10,000 investment in Evergreen South Carolina Municipal Bond Fund, Class A, versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI), the Lehman Brothers South Carolina Municipal Bond Index (LBSCMBI), and the Consumer Price Index (CPI).

Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The LBMBI and LBSCMBI are unmanaged indices. These indices do not include transaction costs associated with buying and selling securities nor any management fees. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

--------------------------------------------------------------------------------
                          CURRENT INVESTMENT STYLE/2/
--------------------------------------------------------------------------------

[CHART APPEARS HERE]

Morningstar's Style Box is based on a portfolio date as of 9/30/98.

The Fixed-Income Style Box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

/2/ Source: 1998 Morningstar, Inc.

--------------------------------------------------------------------------------
                                   EVERGREEN

                       South Carolina Municipal Bond Fund
--------------------------------------------------------------------------------

    Portfolio
    Management
--------------------

Charles Jeanne
Tenure: January 1997

--------------------------------------------------------------------------------
                             PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------
(based on 8/31/98 portfolio assets)

                           [PIE CHART APPEARS HERE]

Electric                                  20.40%
Hospital                                  19.80%
Local General Obligation                  19.00%
Industrial Development                    11.40%
Resource Recovery                          8.60%
Housing                                    7.00%
Water & Sewer                              4.80%
Public Facilities                          3.30%
Sales Tax                                  2.90%
Other                                      2.80%


The Evergreen South Carolina Municipal Bond Fund endured a volatile fiscal year, and managed to post strong relative returns during the period. For the 12-month period ended August 31, 1998, the Fund's Class Y shares had an annual return of 8.87%, while Class A and B shares returned 8.60% and 7.79%, respectively, unadjusted for applicable sales charges. The Fund continued to be a top performer against its peer group as measured by Lipper Analytical Services, an independent mutual fund performance monitoring company./1/

In managing the portfolio, we sought to temper market volatility by emphasizing higher-yielding securities in order to bolster the Fund's current yield. Consistent with this strategy, during the final half of the fiscal year we purchased several bonds including industrial development authority, housing and healthcare bonds. Another strategy, which paid off due to declining interest rates, was the decision to extend duration, from 8.1 years to 8.6 years during the final six months. These two strategies allowed us to outperform the majority of peer funds and we believe we have positioned the Fund for solid performance going forward./1/

--------------------------------------------------------------------------------
                               PORTFOLIO QUALITY
--------------------------------------------------------------------------------
(based on 8/31/98 portfolio assets)

                           [PIE CHART APPEARS HERE]

AAA                                       58.20%
AA                                        19.50%
A                                         10.20%
BBB                                        8.30%
Not Rated                                  3.80%

--------------------------------------------------------------------------------
                                   EVERGREEN

                          Virginia Municipal Bond Fund
--------------------------------------------------------------------------------

                     Fund at a Glance as of August 31, 1998

             Portfolio
          Characteristics
          ---------------

Total Net Assets        $169,163,162
 ....................................
Average Credit Quality            AA
 ....................................
Average Maturity          14.2 years
 ....................................
Average Duration           8.3 years
 ....................................

--------------------------------------------------------------------------------
                            PERFORMANCE AND RETURNS*
--------------------------------------------------------------------------------

                                               Class A       Class B     Class Y
Inception Date                                 7/2/93        7/2/93      2/28/94
 ................................................................................
Average Annual Returns
 ................................................................................
1 year with sales charge                        3.94%         3.31%         n/a
 ................................................................................
1 year w/o sales charge                         9.12%         8.31%        9.39%
 ................................................................................
5 years                                         4.72%         4.68%         --
 ................................................................................
Since Inception                                 4.88%         4.99%        6.79%
 ................................................................................
Maximum Sales Charge                            4.75%         5.00%         n/a

                                              Front End       CDSC
 ................................................................................
30-day SEC Yield                                4.30%         3.76%        4.76%
 ................................................................................
Taxable Equivalent Yield**                      7.12%         6.23%        7.88%
 ................................................................................
12-month distributions per share               $0.49         $0.41        $0.51
 ................................................................................
Lipper Ranking out of 34 Virginia Municipal       #3           #14           #1
     Debt Funds/1/
     (for the 1 year period ending 9/30/98)
 ................................................................................

*    Adjusted for maximum applicable sales charge.

** Assumes maximum 39.6% federal tax rate. Results for investors subject to lower tax rates would not be as advantageous.

/1/ Source: Lipper Analytical Services, Inc., an independent mutual fund rating company. The rankings are based on total return and do not include the effect of a sales charge. For the 5-year period ending September 30, 1998, the Fund's Class A and B shares ranked 7 and 11, respectively, out of 16 Virginia Municipal Debt funds tracked by Lipper Analytical Services, Inc. Past performance is no guarantee of future results.

--------------------------------------------------------------------------------
                                LONG TERM GROWTH
--------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]

                     Class A Shares      LBMBI          LBVMBI            CPI
          7/2/93          9,525         10,000          10,000         10,000
          Aug-94          9,355         10,236          10,239         10,319
          Aug-95         10,228         11,143          11,149         10,589
          Aug-96         10,752         11,727          11,664         10,891
          Aug-97         11,725         12,811          12,693         11,136
          Aug-98         12,794         13,919          13,714         11,316

Comparison of a $10,000 investment in Evergreen Virginia Municipal Bond Fund, Class A, versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI), the Lehman Brothers Virginia Municipal Bond Index (LBVMBI), and the Consumer Price Index (CPI).

Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The LBMBI and LBVMBI are unmanaged indices. These indices do not include transaction costs associated with buying and selling securities nor any management fees. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

--------------------------------------------------------------------------------
                          CURRENT INVESTMENT STYLE/2/
--------------------------------------------------------------------------------

[CHART APPEARS HERE]

Morningstar's Style Box is based on a portfolio date as of 9/30/98.

The Fixed-Income Style Box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

/2/ Source: 1998 Morningstar, Inc.

--------------------------------------------------------------------------------
                                   EVERGREEN

                          Virginia Municipal Bond Fund
--------------------------------------------------------------------------------

  Portfolio
  Management
-----------------

Charles Jeanne
Tenure: July 1993

--------------------------------------------------------------------------------
                             PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------
(based on 8/31/98 portfolio assets)

                           [PIE CHART APPEARS HERE]

Local General Obligation                  22.00%
Public Facilities                         13.90%
Housing                                   12.70%
Hospital                                  11.00%
Transportation                             9.90%
Water & Sewer                              7.60%
Other                                      7.10%
Education                                  6.90%
Industrial Development                     4.80%
Lease                                      4.10%

The Evergreen Virginia Municipal Bond Fund weathered a volatile 12-month period. For the 12-month period ended August 31, 1998, the Fund's Class Y shares had an annual return of 9.39%, while Class A and B shares returned 9.12% and 8.31%, respectively, unadjusted for applicable sales charges. The Fund continued to perform well against its peer group as measured by Lipper Analytical Services, an independent mutual fund performance monitoring company./1/

Our strategy during the period has been to bolster the Fund's high coupon structure. Throughout the year we sold some general obligation bonds and purchased higher yielding issues such as industrial development authority, healthcare and housing bonds. In addition, duration was slightly extended, from
8.2 years to 8.3 years, during the final six months of the period to take advantage of the declining interest rate environment. This strategy also contributed to the total return and allowed us to outperform over 85% of peer funds./1/

--------------------------------------------------------------------------------
                               PORTFOLIO QUALITY
--------------------------------------------------------------------------------
(based on 8/31/98 portfolio assets)

                           [PIE CHART APPEARS HERE]

AAA                                       33.00%
AA                                        46.00%
A                                          6.70%
BBB                                        8.20%
Not Rated                                  6.10%

--------------------------------------------------------------------------------
                                   EVERGREEN
                    Florida High Income Municipal Bond Fund
--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
                 (For a share outstanding throughout each year)

                                                                           Year Ended
                             Year Ended August 31,        Four Months       April 30,
                           ---------------------------       Ended       ----------------
                             1998      1997     1996    August 31, 1995*  1995     1994
--------------------------------------------------------------------------------------------
 CLASS A SHARES
--------------------------------------------------------------------------------------------
 NET ASSET VALUE,
  BEGINNING OF YEAR        $  10.89  $  10.42  $ 10.40      $ 10.16      $ 10.08  $ 10.36
                           --------  --------  -------      -------      -------  -------
 ............................................................................................
 INCOME FROM INVESTMENT
  OPERATIONS
 ............................................................................................
 Net investment income         0.58      0.62     0.63         0.21         0.65     0.68
 ............................................................................................
 Net gains or losses on
  securities (both
  realized and
  unrealized)                  0.37      0.47     0.02         0.24         0.08    (0.26)
                           --------  --------  -------      -------      -------  -------
 Total from investment
  operations                   0.95      1.09     0.65         0.45         0.73     0.42
                           --------  --------  -------      -------      -------  -------
 ............................................................................................

 LESS DISTRIBUTIONS
 ............................................................................................
 Distributions (from
  capital gains)                  0         0        0            0            0    (0.02)
                           --------  --------  -------      -------      -------  -------
 Dividends (from net
  investment income)          (0.58)    (0.62)   (0.63)       (0.21)       (0.65)   (0.68)
 ............................................................................................
 Total distributions          (0.58)    (0.62)   (0.63)       (0.21)       (0.65)   (0.70)
                           --------  --------  -------      -------      -------  -------
 ............................................................................................
 NET ASSET VALUE, END OF
  YEAR                     $  11.26  $  10.89  $ 10.42      $ 10.40      $ 10.16  $ 10.08
                           --------  --------  -------      -------      -------  -------
 ............................................................................................
 TOTAL RETURN (B)              8.94%    10.77%    6.42%        4.43%        7.56%    3.94%
 ............................................................................................
 RATIOS/SUPPLEMENTAL DATA
 ............................................................................................
 NET ASSETS, END OF YEAR
  (THOUSANDS)              $279,079  $119,942  $76,267      $59,551      $65,043  $72,683
 ............................................................................................
 RATIOS TO AVERAGE NET
  ASSETS
 Expenses                      0.89%     0.88%    0.85%        1.07%(a)     0.60%    0.14%
 ............................................................................................
 Expenses, excluding
  indirectly paid
  expenses                     0.89%     0.87%      --           --           --       --
 ............................................................................................
 Expenses, excluding
  waivers and
  reimbursements               1.06%     1.12%    1.15%        1.42%(a)     1.26%    1.12%
 ............................................................................................
 Net investment income         5.15%     5.86%    6.02%        5.92%(a)     6.52%    6.16%
 ............................................................................................
 PORTFOLIO TURNOVER RATE         70%       32%      42%          14%          28%      31%
 ............................................................................................

                                                                 July 10, 1995
                                                               (Commencement of
                                    Year Ended August 31,      Class Operations)
                                   --------------------------       through
                                     1998     1997     1996     August 31, 1995
----------------------------------------------------------------------------------
 CLASS B SHARES
----------------------------------------------------------------------------------
 NET ASSET VALUE, BEGINNING OF
  YEAR                             $  10.89  $ 10.42  $ 10.40       $10.41
                                   --------  -------  -------       ------
 ..................................................................................
 INCOME FROM INVESTMENT
  OPERATIONS
 ..................................................................................
 Net investment income                 0.50     0.54     0.55         0.08
 ..................................................................................
 Net gains or losses on
  securities (both realized and
  unrealized)                          0.37     0.47     0.02        (0.01)
                                   --------  -------  -------       ------
 Total from investment
  operations                           0.87     1.01     0.57         0.07
                                   --------  -------  -------       ------
 ..................................................................................
 LESS DIVIDENDS (FROM NET
  INVESTMENT INCOME)                  (0.50)   (0.54)   (0.55)       (0.08)
                                   --------  -------  -------       ------
 ..................................................................................
 NET ASSET VALUE, END OF YEAR      $  11.26  $ 10.89  $ 10.42       $10.40
                                   --------  -------  -------       ------
 ..................................................................................
 TOTAL RETURN (B)                      8.13%    9.95%    5.63%        0.64%
 ..................................................................................
 RATIOS/SUPPLEMENTAL DATA
 ..................................................................................
 NET ASSETS, END OF YEAR
  (THOUSANDS)                      $103,309  $63,475  $19,219       $3,137
 ..................................................................................
 RATIOS TO AVERAGE NET ASSETS
 Expenses                              1.64%    1.63%    1.59%        1.09%(a)
 ..................................................................................
 Expenses, excluding indirectly
  paid expenses                        1.64%    1.63%      --           --
 ..................................................................................
 Expenses, excluding waivers and
  reimbursements                       1.81%    1.87%    1.89%          --
 ..................................................................................
 Net investment income                 4.46%    5.09%    5.27%        3.40%(a)
 ..................................................................................
 PORTFOLIO TURNOVER RATE                 70%      32%      42%          14%
 ..................................................................................

*   The Fund changed its fiscal year end from April 30 to August 31.
(a) Annualized.
(b) Excluding applicable sales charges.

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                   EVERGREEN
                    Florida High Income Municipal Bond Fund
--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
                 (For a share outstanding throughout each year)

                                                         March 6, 1998
                                                       (Commencement of
                                                       Class Operations)
                                                            through
                                                        August 31, 1998
--------------------------------------------------------------------------------
 CLASS C SHARES
--------------------------------------------------------------------------------
 NET ASSET VALUE, BEGINNING OF PERIOD                       $11.11
                                                            ------
 ................................................................................
 INCOME FROM INVESTMENT OPERATIONS
 ................................................................................
 Net investment income                                        0.24
 ................................................................................
 Net gains or losses on securities (both realized and
  unrealized)                                                 0.15
                                                            ------
 ................................................................................
 Total from investment operations                             0.39
                                                            ------
 ................................................................................
 LESS DIVIDENDS (FROM NET INVESTMENT INCOME)                 (0.24)
                                                            ------
 ................................................................................
 NET ASSET VALUE, END OF PERIOD                             $11.26
                                                            ------
 ................................................................................
 TOTAL RETURN (B)                                             3.50%
 ................................................................................
 RATIOS/SUPPLEMENTAL DATA
 ................................................................................
 NET ASSETS, END OF PERIOD (THOUSANDS)                      $1,098
 ................................................................................
 RATIOS TO AVERAGE NET ASSETS
 Expenses                                                     1.65%(a)
 ................................................................................
 Expenses, excluding indirectly paid expenses                 1.65%(a)
 ................................................................................
 Expenses, excluding waivers and reimbursements               1.81%(a)
 ................................................................................
 Net investment income                                        4.21%(a)
 ................................................................................
 PORTFOLIO TURNOVER RATE                                        70%
 ................................................................................

                                                             September 20, 1995
                                                              (Commencement of
                                    Year Ended August 31,    Class Operations)
                                    -----------------------       through
                                       1998         1997      August 31, 1996
--------------------------------------------------------------------------------
 CLASS Y SHARES
--------------------------------------------------------------------------------
 NET ASSET VALUE, BEGINNING OF
  YEAR                              $     10.89  $    10.42        $10.48
                                    -----------  ----------        ------
 .................................................................................
 INCOME FROM INVESTMENT OPERATIONS
 .................................................................................
 Net investment income                     0.61        0.65          0.63
 .................................................................................
 Net gains or losses on securities
  (both realized and unrealized)           0.37        0.47         (0.06)
                                    -----------  ----------        ------
 .................................................................................
 Total from investment operations          0.98        1.12          0.57
                                    -----------  ----------        ------
 .................................................................................
 LESS DIVIDENDS (FROM NET
  INVESTMENT INCOME)                      (0.61)      (0.65)        (0.63)
                                    -----------  ----------        ------
 .................................................................................
 NET ASSET VALUE, END OF YEAR       $     11.26  $    10.89        $10.42
                                    -----------  ----------        ------
 .................................................................................
 TOTAL RETURN                              9.22%      11.04%         5.54%
 .................................................................................
 RATIOS/SUPPLEMENTAL DATA
 .................................................................................
 NET ASSETS, END OF YEAR
  (THOUSANDS)                       $    29,152  $    6,326        $1,970
 .................................................................................
 RATIOS TO AVERAGE NET ASSETS
 Expenses                                  0.65%       0.63%         0.59%(a)
 .................................................................................
 Expenses, excluding indirectly
  paid expenses                            0.65%       0.63%           --
 .................................................................................
 Expenses, excluding waivers and
  reimbursements                           0.82%       0.87%         0.89%(a)
 .................................................................................
 Net investment income                     5.47%       6.08%         6.27%(a)
 .................................................................................
 PORTFOLIO TURNOVER RATE                     70%         32%           42%
 .................................................................................

(a) Annualized.
(b) Excluding applicable sales charges.

                  See Combined Notes to Financial Statements.

-------------------------------------------------------------------------------
                                   EVERGREEN
                          Florida Municipal Bond Fund
-------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
                 (For a share outstanding throughout each year)

                                   Year Ended                                    Year Ended
                                   August 31,                Four Months          April 30,
                           ----------------------------         Ended         ------------------
                             1998      1997      1996    August 31, 1995 (c)* 1995 (c)  1994 (c)
---------------------------------------------------------------------------------------------------
 CLASS A SHARES
---------------------------------------------------------------------------------------------------
 NET ASSET VALUE,
  BEGINNING OF YEAR        $   9.98  $   9.70  $   9.74        $   9.61       $   9.52  $   9.95
                           --------  --------  --------        --------       --------  --------
 ...................................................................................................
 INCOME FROM INVESTMENT
  OPERATIONS
 ...................................................................................................
 Net investment income         0.48      0.51      0.54            0.19           0.54      0.56
 ...................................................................................................
 Net gains or losses on
  securities (both
  realized and
  unrealized)                  0.38      0.35     (0.04)           0.22           0.11     (0.36)
                           --------  --------  --------        --------       --------  --------
 Total from investment
  operations                   0.86      0.86      0.50            0.41           0.65      0.20
                           --------  --------  --------        --------       --------  --------
 ...................................................................................................

 LESS DISTRIBUTIONS
 ...................................................................................................
 Dividends (from net
  investment income)          (0.48)    (0.52)    (0.54)          (0.22)         (0.54)    (0.56)
 ...................................................................................................
 Distributions (from
  capital gains)              (0.21)    (0.06)        0           (0.06)         (0.02)    (0.07)
                           --------  --------  --------        --------       --------  --------
 Total distributions          (0.69)    (0.58)    (0.54)          (0.28)         (0.56)    (0.63)
                           --------  --------  --------        --------       --------  --------
 ...................................................................................................
 NET ASSET VALUE, END OF
  YEAR                     $  10.15  $   9.98  $   9.70        $   9.74       $   9.61  $   9.52
                           --------  --------  --------        --------       --------  --------
 ...................................................................................................
 TOTAL RETURN (B)              8.96%     9.06%     5.15%           4.20%          7.05%     1.87%
 ...................................................................................................
 RATIOS/SUPPLEMENTAL DATA
 ...................................................................................................
 NET ASSETS, END OF YEAR
  (THOUSANDS)              $164,255  $105,673  $115,723        $136,449       $168,542  $199,612
 ...................................................................................................
 RATIOS TO AVERAGE NET
  ASSETS
 Expenses                      0.46%     0.74%     0.63%           0.82%(a)       0.61%     0.56%
 ...................................................................................................
 Expenses, excluding
  indirectly paid
  expenses                     0.46%     0.74%       --              --             --        --
 ...................................................................................................
 Expenses, excluding
  waivers and
  reimbursements               0.97%     0.91%     0.95%           1.05%(a)         --        --
 ...................................................................................................
 Net investment income         4.79%     5.22%     5.46%           4.89%(a)       5.73%     5.37%
 ...................................................................................................
 PORTFOLIO TURNOVER RATE         64%       41%       30%             29%            53%       32%
 ...................................................................................................

                                                                June 30, 1995
                                                              (Commencement of
                                    Year Ended August 31,     Class Operations)
                                   -------------------------       through
                                    1998     1997     1996     August 31, 1995
----------------------------------------------------------------------------------
 CLASS B SHARES
----------------------------------------------------------------------------------
 NET ASSET VALUE, BEGINNING OF
  YEAR                             $  9.98  $  9.70  $  9.74       $  9.67
                                   -------  -------  -------       -------
 ..................................................................................
 INCOME FROM INVESTMENT
  OPERATIONS
 ..................................................................................
 Net investment income                0.38     0.42     0.44          0.07
 ..................................................................................
 Net gains or losses on
  securities (both realized and
  unrealized)                         0.39     0.35    (0.04)         0.10
                                   -------  -------  -------       -------
 Total from investment operations     0.77     0.77     0.40          0.17
                                   -------  -------  -------       -------
 ..................................................................................

 LESS DISTRIBUTIONS
 ..................................................................................
 Dividends (from net investment
  income)                            (0.39)   (0.43)   (0.44)        (0.07)
 Distributions (from capital
  gains)                             (0.21)   (0.06)       0         (0.03)
                                   -------  -------  -------       -------
 ..................................................................................
 Total distributions                 (0.60)   (0.49)   (0.44)        (0.10)
                                   -------  -------  -------       -------
 ..................................................................................
 NET ASSET VALUE, END OF YEAR      $ 10.15  $  9.98  $  9.70       $  9.74
                                   -------  -------  -------       -------
 ..................................................................................
 TOTAL RETURN (B)                     7.97%    8.06%    4.17%         1.49%
 ..................................................................................
 RATIOS/SUPPLEMENTAL DATA
 ..................................................................................
 NET ASSETS, END OF YEAR
  (THOUSANDS)                      $66,142  $31,281  $28,849       $27,351
 ..................................................................................
 RATIOS TO AVERAGE NET ASSETS
 Expenses                             1.36%    1.66%    1.56%         1.44%(a)
 ..................................................................................
 Expenses, excluding indirectly
  paid expenses                       1.36%    1.66%      --            --
 ..................................................................................
 Expenses, excluding waivers and
  reimbursements                      1.70%    1.84%    1.76%         1.64%(a)
 ..................................................................................
 Net investment income                3.88%    4.29%    4.52%         3.22%(a)
 ..................................................................................
 PORTFOLIO TURNOVER RATE                64%      41%      30%           29%
 ..................................................................................

*   The Fund changed its fiscal year end from April 30 to August 31.
(a) Annualized.
(b) Excluding applicable sales charges.
(c) On June 30, 1995, ABT Florida Tax-Free Fund sold substantially all of its net assets to Evergreen Florida Municipal Bond Fund. As ABT Florida Tax-Free Fund is the accounting survivor, its basis of accounting for assets and liabilities and its operating results for periods prior to June 30, 1995 have been carried forward in these financial highlights.

                  See Combined Notes to Financial Statements.

-------------------------------------------------------------------------------
                                   EVERGREEN
                          Florida Municipal Bond Fund
-------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
                 (For a share outstanding throughout each year)

                                                       January 26, 1998
                                                       (Commencement of
                                                       Class Operations)
                                                            through
                                                        August 31, 1998
----------------------------------------------------------------------------
 CLASS C SHARES
----------------------------------------------------------------------------
 NET ASSET VALUE, BEGINNING OF PERIOD                       $10.06
                                                            ------
 ............................................................................
 INCOME FROM INVESTMENT OPERATIONS
 ............................................................................
 Net investment income                                        0.23
 ............................................................................
 Net gains or losses on securities (both realized and
  unrealized)                                                 0.09
                                                            ------
 ............................................................................
 Total from investment operations                             0.32
                                                            ------
 ............................................................................
 LESS DIVIDENDS (FROM NET INVESTMENT INCOME)                 (0.23)
                                                            ------
 ............................................................................
 NET ASSET VALUE, END OF PERIOD                             $10.15
                                                            ------
 ............................................................................
 TOTAL RETURN (B)                                             3.25%
 ............................................................................
 RATIOS/SUPPLEMENTAL DATA
 ............................................................................
 NET ASSETS, END OF PERIOD (THOUSANDS)                      $8,963
 ............................................................................
 RATIOS TO AVERAGE NET ASSETS
 Expenses                                                     1.29%(a)
 ............................................................................
 Expenses, excluding indirectly paid expenses                 1.29%(a)
 ............................................................................
 Expenses, excluding waivers and reimbursements               1.62%(a)
 ............................................................................
 Net investment income                                        3.86%(a)
 ............................................................................
 PORTFOLIO TURNOVER RATE                                        64%
 ............................................................................

                                                                 June 30, 1995
                                                               (Commencement of
                                    Year Ended August 31,      Class Operations)
                                   --------------------------       through
                                     1998     1997     1996     August 31, 1995
-----------------------------------------------------------------------------------
 CLASS Y SHARES
-----------------------------------------------------------------------------------
 NET ASSET VALUE, BEGINNING OF
  YEAR                             $   9.98  $  9.70  $  9.74       $ 9.67
                                   --------  -------  -------       ------
 ...................................................................................
 INCOME FROM INVESTMENT
  OPERATIONS
 ...................................................................................
 Net investment income                 0.48     0.52     0.53         0.09
 ...................................................................................
 Net gains or losses on
  securities (both realized and
  unrealized)                          0.39     0.35    (0.03)        0.10
                                   --------  -------  -------       ------
 Total from investment
  operations                           0.87     0.87     0.50         0.19
                                   --------  -------  -------       ------
 ...................................................................................

 LESS DISTRIBUTIONS
 ...................................................................................
 Dividends (from net investment
  income)                             (0.49)   (0.53)   (0.54)       (0.09)
 ...................................................................................
 Distributions (from capital
  gains)                              (0.21)   (0.06)       0        (0.03)
                                   --------  -------  -------       ------
 Total distributions                  (0.70)   (0.59)   (0.54)       (0.12)
                                   --------  -------  -------       ------
 ...................................................................................
 NET ASSET VALUE, END OF YEAR      $  10.15  $  9.98  $  9.70       $ 9.74
                                   --------  -------  -------       ------
 ...................................................................................
 TOTAL RETURN                          9.05%    9.14%    5.22%        1.67%
 ...................................................................................
 RATIOS/SUPPLEMENTAL DATA
 ...................................................................................
 NET ASSETS, END OF YEAR
  (THOUSANDS)                      $418,847  $24,850  $12,259       $3,602
 ...................................................................................
 RATIOS TO AVERAGE NET ASSETS
 Expenses                              0.33%    0.67%    0.57%        0.59%(a)
 ...................................................................................
 Expenses, excluding indirectly
  paid expenses                        0.33%    0.67%      --           --
 ...................................................................................
 Expenses, excluding waivers and
  reimbursements                       0.66%    0.84%    0.77%        0.79%(a)
 ...................................................................................
 Net investment income                 4.85%    5.27%    5.55%        4.93%(a)
 ...................................................................................
 PORTFOLIO TURNOVER RATE                 64%      41%      30%          29%
 ...................................................................................

(a) Annualized.
(b) Excluding applicable sales charges.

                  See Combined Notes to Financial Statements.

-------------------------------------------------------------------------------
                                   EVERGREEN
                          Georgia Municipal Bond Fund
-------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
                 (For a share outstanding throughout each year)

                                                                                           July 2, 1993
                                                                                         (Commencement of
                            Year Ended August 31,       Eight Months                     Class Operations)
                           -------------------------       Ended          Year Ended          through
                            1998     1997     1996    August 31, 1995* December 31, 1994 December 31, 1993
------------------------------------------------------------------------------------------------------------
 CLASS A SHARES
------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE,
  BEGINNING OF YEAR        $  9.90  $  9.57  $  9.47       $ 8.74           $10.19            $10.00
                           -------  -------  -------       ------           ------            ------
 ............................................................................................................
 INCOME FROM INVESTMENT
  OPERATIONS
 ...........................................................................................................
 Net investment income        0.49     0.49     0.48         0.33             0.48              0.20
 ...........................................................................................................
 Net gains or losses on
  securities (both
  realized and
  unrealized)                 0.45     0.33     0.10         0.73            (1.45)             0.19
                           -------  -------  -------       ------           ------            ------
 Total from investment
  operations                  0.94     0.82     0.58         1.06            (0.97)             0.39
                           -------  -------  -------       ------           ------            ------
 ...........................................................................................................
 LESS DIVIDENDS (FROM NET
  INVESTMENT INCOME)         (0.49)   (0.49)   (0.48)       (0.33)           (0.48)            (0.20)
                           -------  -------  -------       ------           ------            ------
 ...........................................................................................................
 NET ASSET VALUE, END OF
  YEAR                     $ 10.35  $  9.90  $  9.57       $ 9.47           $ 8.74            $10.19
                           -------  -------  -------       ------           ------            ------
 ...........................................................................................................
 TOTAL RETURN (B)             9.67%    8.73%    6.22%       12.28%           (9.64%)            3.96%
 ...........................................................................................................
 RATIOS/SUPPLEMENTAL DATA
 ...........................................................................................................
 NET ASSETS, END OF YEAR
  (THOUSANDS)              $ 3,932  $ 2,201  $ 1,954       $2,098           $1,387            $  817
 ...........................................................................................................
 RATIOS TO AVERAGE NET
  ASSETS
 Expenses                     0.57%    0.94%    0.88%        0.71%(a)         0.53%             0.25%(a)
 ...........................................................................................................
 Expenses, excluding
  indirectly paid
  expenses                    0.57%    0.94%      --           --               --                --
 ...........................................................................................................
 Expenses, excluding
  waivers and
  reimbursements              1.03%    1.83%    2.82%        2.83%(a)         3.61%             6.82%(a)
 ...........................................................................................................
 Net investment income        4.81%    5.00%    4.96%        5.39%(a)         5.26%             4.71%(a)
 ...........................................................................................................
 PORTFOLIO TURNOVER RATE        50%      32%      21%          91%             147%               15%
 ...........................................................................................................

                                                                                          July 2, 1993
                                                                                        (Commencement of
                           Year Ended August 31,       Eight Months                     Class Operations
                           ------------------------       Ended          Year Ended          through
                            1998     1997     1996   August 31, 1995* December 31, 1994 December 31, 1993
-----------------------------------------------------------------------------------------------------------
 CLASS B SHARES
-----------------------------------------------------------------------------------------------------------
 NET ASSET VALUE,
  BEGINNING OF YEAR        $  9.90  $  9.57  $ 9.47       $ 8.74           $10.19            $10.00
                           -------  -------  ------       ------           ------            ------
 ...........................................................................................................
 INCOME FROM INVESTMENT
  OPERATIONS
 ...........................................................................................................
 Net investment income        0.41     0.41    0.41         0.28             0.43              0.18
 ...........................................................................................................
 Net gains or losses on
  securities (both
  realized and
  unrealized)                 0.45     0.33    0.10         0.73            (1.45)             0.19
                           -------  -------  ------       ------           ------            ------
 Total from investment
  operations                  0.86     0.74    0.51         1.01            (1.02)             0.37
                           -------  -------  ------       ------           ------            ------
 ...........................................................................................................
 LESS DIVIDENDS (FROM NET
  INVESTMENT INCOME)         (0.41)   (0.41)  (0.41)       (0.28)           (0.43)            (0.18)
                           -------  -------  ------       ------           ------            ------
 ...........................................................................................................
 NET ASSET VALUE, END OF
  YEAR                     $ 10.35  $  9.90  $ 9.57       $ 9.47           $ 8.74            $10.19
                           -------  -------  ------       ------           ------            ------
 ...........................................................................................................
 TOTAL RETURN (B)             8.86%    7.93%   5.44%       11.72%          (10.15%)            3.74%
 ...........................................................................................................
 RATIOS/SUPPLEMENTAL DATA
 ...........................................................................................................
 NET ASSETS, END OF YEAR
  (THOUSANDS)              $12,559  $10,870  $9,271       $7,538           $6,912            $3,692
 ...........................................................................................................
 RATIOS TO AVERAGE NET
  ASSETS
 Expenses                     1.34%    1.69%   1.63%        1.46%(a)         1.13%             0.75%(a)
 ...........................................................................................................
 Expenses, excluding
  indirectly paid
  expenses                    1.34%    1.69%     --           --               --                --
 ...........................................................................................................
 Expenses, excluding
  waivers and
  reimbursements              1.80%    2.58%   3.54%        3.58%(a)         4.21%             7.32%(a)
 ...........................................................................................................
 Net investment income        4.06%    4.25%   4.21%        4.64%(a)         4.66%             4.15%(a)
 ...........................................................................................................
 PORTFOLIO TURNOVER RATE        50%      32%     21%          91%             147%               15%
 ...........................................................................................................

*   The Fund changed its fiscal year end from December 31 to August 31.
(a) Annualized.
(b) Excluding applicable sales charges.

                  See Combined Notes to Financial Statements.

-------------------------------------------------------------------------------
                                   EVERGREEN
                          Georgia Municipal Bond Fund
-------------------------------------------------------------------------------

                             FINANCIAL HIGHLIGHTS
                 (For a share outstanding throughout each year)

                                                                     February 28, 1994
                                                                     (Commencement of
                           Year Ended August 31,      Eight Months   Class Operations)
                           -----------------------       Ended            through
                            1998     1997    1996   August 31, 1995* December 31, 1994
----------------------------------------------------------------------------------------
 CLASS Y SHARES
----------------------------------------------------------------------------------------
 NET ASSET VALUE,
  BEGINNING OF YEAR        $  9.90  $ 9.57  $ 9.47       $ 8.74           $ 9.83
                           -------  ------  ------       ------           ------
 ........................................................................................
 INCOME FROM INVESTMENT
  OPERATIONS
 ........................................................................................
 Net investment income        0.51    0.51    0.50         0.35             0.42
 ........................................................................................
 Net gains or losses on
  securities (both
  realized and
  unrealized)                 0.45    0.33    0.10         0.73            (1.09)
                           -------  ------  ------       ------           ------
 ........................................................................................
 Total from investment
  operations                  0.96    0.84    0.60         1.08            (0.67)
                           -------  ------  ------       ------           ------
 ........................................................................................
 LESS DIVIDENDS (FROM NET
  INVESTMENT INCOME)         (0.51)  (0.51)  (0.50)       (0.35)           (0.42)
                           -------  ------  ------       ------           ------
 ........................................................................................
 NET ASSET VALUE, END OF
  YEAR                     $ 10.35  $ 9.90  $ 9.57       $ 9.47           $ 8.74
                           -------  ------  ------       ------           ------
 ........................................................................................
 TOTAL RETURN                 9.94%   9.00%   6.48%       12.47%           (6.86%)
 ........................................................................................
 RATIOS/SUPPLEMENTAL DATA
 ........................................................................................
 NET ASSETS, END OF YEAR
  (THOUSANDS)              $67,630  $1,180  $1,620       $1,339           $  284
 ........................................................................................
 RATIOS TO AVERAGE NET
  ASSETS
 Expenses                     0.24%   0.69%   0.63%        0.46%(a)         0.31%(a)
 ........................................................................................
 Expenses, excluding
  indirectly paid
  expenses                    0.24%   0.69%     --           --               --
 ........................................................................................
 Expenses, excluding
  waivers and
  reimbursements              0.70%   1.58%   2.51%        2.58%(a)         3.39%(a)
 ........................................................................................
 Net investment income        5.09%   5.25%   5.21%        5.64%(a)         5.68%(a)
 ........................................................................................
 PORTFOLIO TURNOVER RATE        50%     32%     21%          91%             147%
 ........................................................................................

*   The Fund changed its fiscal year end from December 31 to August 31.
(a) Annualized.

                  See Combined Notes to Financial Statements.

-------------------------------------------------------------------------------
                                   EVERGREEN
                         Maryland Municipal Bond Fund
-------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
                (For a share outstanding throughout each period)


                              Eleven Months               Year Ended September 30,
                                  Ended         ------------------------------------------------
                           August 31, 1998* (c) 1997 (c)  1996 (c)  1995 (c)  1994 (c)  1993 (c)
---------------------------------------------------------------------------------------------------
 CLASS A SHARES
---------------------------------------------------------------------------------------------------
 NET ASSET VALUE,
  BEGINNING OF PERIOD            $ 10.91        $ 10.56   $ 10.69   $ 10.17   $ 11.24   $ 10.39
                                 -------        -------   -------   -------   -------   -------
 ...................................................................................................
 INCOME FROM INVESTMENT
  OPERATIONS
 ...................................................................................................
 Net investment income              0.36           0.37      0.38      0.40      0.45      0.49
 ...................................................................................................
 Net gains or losses on
  securities (both
  realized and
  unrealized)                       0.25           0.35     (0.13)     0.54     (0.97)     0.85
                                 -------        -------   -------   -------   -------   -------
 ...................................................................................................
 Total from investment
  operations                        0.61           0.72      0.25      0.94     (0.52)     1.34
                                 -------        -------   -------   -------   -------   -------
 ...................................................................................................
 LESS DISTRIBUTIONS
 ...................................................................................................
 Dividends (from net
  investment income)               (0.36)         (0.37)    (0.38)    (0.40)    (0.45)    (0.49)
 ...................................................................................................
 Distributions (from
  capital gains)                       0              0         0     (0.02)    (0.10)        0
                                 -------        -------   -------   -------   -------   -------
 ...................................................................................................
 Total distributions               (0.36)         (0.37)    (0.38)    (0.42)    (0.55)    (0.49)
                                 -------        -------   -------   -------   -------   -------
 ...................................................................................................
 NET ASSET VALUE, END OF
  PERIOD                         $ 11.16        $ 10.91   $ 10.56   $ 10.69   $ 10.17   $ 11.24
                                 -------        -------   -------   -------   -------   -------
 ...................................................................................................
 TOTAL RETURN (B)                   5.70%          6.92%     2.36%     9.81%   (4.74%)    13.24%
 ...................................................................................................
 RATIOS/SUPPLEMENTAL DATA
 ...................................................................................................
 NET ASSETS, END OF
  PERIOD (THOUSANDS)             $24,754        $27,786   $31,284   $32,172   $34,580   $33,907
 ...................................................................................................
 RATIOS TO AVERAGE NET
  ASSETS
 ...................................................................................................
 Expenses                           1.52%(a)       1.69%     1.43%     1.24%     1.17%     1.00%
 ...................................................................................................
 Expenses, excluding
  indirectly paid
  expenses                          1.52%(a)         --        --        --        --        --
 ...................................................................................................
 Expenses, excluding
  waivers and
  reimbursements                    1.76%(a)       1.69%     1.68%     1.68%     1.68%     1.77%
 ...................................................................................................
 Net investment income              3.56%(a)       3.45%     3.57%     4.24%     4.22%     4.50%
 ...................................................................................................
 PORTFOLIO TURNOVER RATE              37%            13%      138%       21%       27%       23%
 ...................................................................................................

                                                        March 27,1998
                                                      (Commencement of
                                                      Class Operations)
                                                           through
                                                       August 31, 1998
--------------------------------------------------------------------------
CLASS B SHARES
--------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                       $10.99
                                                           ------
 ..........................................................................
INCOME FROM INVESTMENT OPERATIONS
 ..........................................................................
Net investment income                                        0.16
 ..........................................................................
Net gains or losses on securities (both realized and
 unrealized)                                                 0.17
                                                           ------
 ..........................................................................
Total from investment operations                             0.33
                                                           ------
 ..........................................................................
LESS DIVIDENDS (FROM NET INVESTMENT INCOME)                 (0.16)
                                                           ------
 ..........................................................................
NET ASSET VALUE, END OF PERIOD                             $11.16
                                                           ------
 ..........................................................................
TOTAL RETURN (B)                                             2.99%
 ..........................................................................
RATIOS/SUPPLEMENTAL DATA
 ..........................................................................
NET ASSETS, END OF PERIOD (THOUSANDS)                      $  990
 ..........................................................................
RATIOS TO AVERAGE NET ASSETS
 ..........................................................................
 Expenses                                                    1.49%(a)
 ..........................................................................
 Expenses, excluding indirectly paid expenses                1.49%(a)
 ..........................................................................
 Expenses, excluding waivers and reimbursements              1.98%(a)
 ..........................................................................
 Net investment income                                       3.41%(a)
 ..........................................................................
PORTFOLIO TURNOVER RATE                                        37%
 ..........................................................................

(a) Annualized.
(b) Excluding applicable sales charges.
(c) On February 28, 1998, Virtus Maryland Municipal Bond Fund sold substan-tially all of its net assets to Evergreen Maryland Municipal Bond Fund. As Virtus Maryland Municipal Bond Fund is the accounting survivor, its basis of accounting for assets and liabilities and its operating results for the periods prior to February 28, 1998 have been carried forward in these fi-nancial highlights.
* The Fund changed its fiscal year end from September 30 to August 31 during the current period.

                  See Combined Notes to Financial Statements.

-------------------------------------------------------------------------------
                                   EVERGREEN
                         Maryland Municipal Bond Fund
-------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
                (For a share outstanding throughout each period)

                              Eleven Months               Year Ended September 30,
                                  Ended         ----------------------------------------------
                           August 31, 1998* (b) 1997 (b) 1996 (b) 1995 (b) 1994 (b)   1993 (b)
-------------------------------------------------------------------------------------------------
 CLASS Y SHARES
-------------------------------------------------------------------------------------------------
 NET ASSET VALUE,
  BEGINNING OF PERIOD             $10.91         $10.56   $10.69   $10.17  $ 11.24    $ 10.39
                                  ------         ------   ------   ------  -------    -------
 .................................................................................................
 INCOME FROM INVESTMENT
  OPERATIONS
 .................................................................................................
 Net investment income              0.39           0.40     0.41     0.42     0.48       0.50
 .................................................................................................
 Net gains or losses on
  securities (both
  realized and
  unrealized)                       0.25           0.35    (0.13)    0.54    (0.97)      0.85
                                  ------         ------   ------   ------  -------    -------
 .................................................................................................
 Total from investment
  operations                        0.64           0.75     0.28     0.96    (0.49)      1.35
                                  ------         ------   ------   ------  -------    -------
 .................................................................................................
 LESS DISTRIBUTIONS
 .................................................................................................
 Dividends (from net
  investment income)               (0.39)         (0.40)   (0.41)   (0.42)   (0.48)     (0.50)

 .................................................................................................
 Distributions (from
  capital gains)                       0              0        0    (0.02)   (0.10)         0
                                  ------         ------   ------   ------  -------    -------
 .................................................................................................
 Total distributions               (0.39)         (0.40)   (0.41)   (0.44)   (0.58)     (0.50)
                                  ------         ------   ------   ------  -------    -------
 .................................................................................................
 NET ASSET VALUE, END OF
  PERIOD                          $11.16         $10.91   $10.56   $10.69  $ 10.17    $ 11.24
                                  ------         ------   ------   ------  -------    -------
 .................................................................................................
 TOTAL RETURN                       5.94%          7.19%    2.61%   10.09%   (4.50%)    13.37%
 .................................................................................................
 RATIOS/SUPPLEMENTAL DATA
 .................................................................................................
 NET ASSETS, END OF
  PERIOD (THOUSANDS)              $5,229         $5,683   $8,889   $9,447  $11,301    $12,014
 .................................................................................................
 RATIOS TO AVERAGE NET
  ASSETS
 Expenses                           1.25%(a)       1.44%    1.18%    0.99%    0.92%      0.86%
 .................................................................................................
 Expenses, excluding
  indirectly paid
  expenses                          1.25%(a)         --       --       --       --         --
 .................................................................................................
 Expenses, excluding
  waivers and
  reimbursements                    1.50%(a)       1.44%    1.43%    1.43%    1.43%      1.63%
 .................................................................................................
 Net investment income              3.83%(a)       3.70%    3.82%    4.49%    4.46%      4.64%
 .................................................................................................
 PORTFOLIO TURNOVER RATE              37%            13%     138%      21%      27%        23%
 .................................................................................................

(a) Annualized.
(b) On February 28, 1998, Virtus Maryland Municipal Bond Fund sold substan-tially all of its net assets to Evergreen Maryland Municipal Bond Fund. As Virtus Maryland Municipal Bond Fund is the accounting survivor, its basis of accounting for assets and liabilities and its operating results for the periods prior to February 28, 1998 have been carried forward in these fi-nancial highlights.
* The Fund changed its fiscal year end from September 30 to August 31 during the current period.

                  See Combined Notes to Financial Statements.

-------------------------------------------------------------------------------
                                   EVERGREEN
                      North Carolina Municipal Bond Fund
-------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
                 (For a share outstanding throughout each year)

                                                                                       January 11, 1993
                                                                                       (Commencement of
                           Year Ended August 31,      Eight Months                     Class Operations)
                           -----------------------       Ended          Year Ended          through
                            1998     1997    1996   August 31, 1995* December 31, 1994 December 31, 1993
----------------------------------------------------------------------------------------------------------
 CLASS A SHARES
----------------------------------------------------------------------------------------------------------
 NET ASSET VALUE,
  BEGINNING OF YEAR        $ 10.37  $ 9.98  $ 9.95       $ 9.16           $10.61            $ 10.00
                           -------  ------  ------       ------           ------            -------
 ..........................................................................................................
 INCOME FROM INVESTMENT
  OPERATIONS
 ..........................................................................................................
 Net investment income        0.51    0.49    0.49         0.33             0.49               0.46
 ..........................................................................................................
 Net gains or losses on
  securities (both
  realized and
  unrealized)                 0.47    0.40    0.02         0.79            (1.45)              0.64
                           -------  ------  ------       ------           ------            -------
 ..........................................................................................................
 Total from investment
  operations                  0.98    0.89    0.51         1.12            (0.96)              1.10
                           -------  ------  ------       ------           ------            -------
 ..........................................................................................................
 LESS DISTRIBUTIONS
 ..........................................................................................................
 Dividends (from net
  investment income)         (0.51)  (0.50)  (0.48)       (0.33)           (0.49)             (0.46)
 ..........................................................................................................
 Distributions (from
  capital gains)                 0       0       0            0                0              (0.03)
                           -------  ------  ------       ------           ------            -------
 ..........................................................................................................
 Total distributions         (0.51)  (0.50)  (0.48)       (0.33)           (0.49)             (0.49)
                           -------  ------  ------       ------           ------            -------
 ..........................................................................................................
 NET ASSET VALUE, END OF
  YEAR                     $ 10.84  $10.37  $ 9.98       $ 9.95           $ 9.16            $ 10.61
                           -------  ------  ------       ------           ------            -------
 ..........................................................................................................
 TOTAL RETURN (B)             9.66%   9.11%   5.21%       12.34%           (9.12%)            11.28%
 ..........................................................................................................
 RATIOS/SUPPLEMENTAL DATA
 ..........................................................................................................
 NET ASSETS, END OF YEAR
  (THOUSANDS)              $15,768  $8,115  $7,989       $8,279           $7,979            $12,739
 ..........................................................................................................
 RATIOS TO AVERAGE NET
  ASSETS
 Expenses                     0.56%   1.11%   1.08%        0.92%(a)         0.79%              0.32%(a)
 ..........................................................................................................
 Expenses, excluding
  indirectly paid
  expenses                    0.56%   1.11%     --           --               --                 --
 ..........................................................................................................
 Expenses, excluding
  waivers and
  reimbursements              0.97%   1.11%   1.35%        1.27%(a)         1.18%              1.25%(a)
 ..........................................................................................................
 Net investment income        4.81%   4.77%   4.81%        5.09%(a)         5.11%              4.91%(a)
 ..........................................................................................................
 PORTFOLIO TURNOVER RATE        53%     50%     86%         117%             126%                57%
 ..........................................................................................................

                                                                                         January 11, 1993
                                                                                         (Commencement of
                            Year Ended August 31,       Eight Months                     Class Operations)
                           -------------------------       Ended          Year Ended          through
                            1998     1997     1996    August 31, 1995* December 31, 1994 December 31, 1993
----------------------------------------------------------------------------------------------------------
 CLASS B SHARES
----------------------------------------------------------------------------------------------------------
 NET ASSET VALUE,
  BEGINNING OF YEAR        $ 10.37  $  9.98  $  9.95      $  9.16           $ 10.61           $ 10.00
                           -------  -------  -------      -------           -------           -------
 ..........................................................................................................
 INCOME FROM INVESTMENT
  OPERATIONS
 ..........................................................................................................
 Net investment income        0.43     0.41     0.42         0.28              0.44              0.42
 ..........................................................................................................
 Net gains or losses on
  securities (both
  realized and
  unrealized)                 0.47     0.40     0.02         0.79             (1.45)             0.64
                           -------  -------  -------      -------           -------           -------
 ..........................................................................................................
 Total from investment
  operations                  0.90     0.81     0.44         1.07             (1.01)             1.06
                           -------  -------  -------      -------           -------           -------
 ..........................................................................................................
 LESS DISTRIBUTIONS
 ..........................................................................................................
 Dividends (from net
  investment income)         (0.43)   (0.42)   (0.41)       (0.28)            (0.44)            (0.42)

 ..........................................................................................................
 Distributions (from
  capital gains)                 0        0        0            0                 0             (0.03)
                           -------  -------  -------      -------           -------           -------

 ..........................................................................................................
 Total distributions         (0.43)   (0.42)   (0.41)       (0.28)            (0.44)            (0.45)
                           -------  -------  -------      -------           -------           -------
 ..........................................................................................................
 NET ASSET VALUE, END OF
  YEAR                     $ 10.84  $ 10.37  $  9.98      $  9.95           $  9.16           $ 10.61
                           -------  -------  -------      -------           -------           -------
 ..........................................................................................................
 TOTAL RETURN (B)             8.85%    8.30%    4.42%       11.78%            (9.64%)           10.80%
 ..........................................................................................................
 RATIOS/SUPPLEMENTAL DATA
 ..........................................................................................................
 NET ASSETS, END OF YEAR
  (THOUSANDS)              $49,320  $48,198  $49,382      $49,040           $44,616           $45,168
 ..........................................................................................................
 RATIOS TO AVERAGE NET
  ASSETS
 Expenses                     1.33%    1.86%    1.83%        1.67%(a)          1.37%             0.79%(a)
 ..........................................................................................................
 Expenses, excluding
  indirectly paid
  expenses                    1.33%    1.86%      --           --                --                --
 ..........................................................................................................
 Expenses, excluding
  waivers and
  reimbursements              1.74%    1.86%    2.10%        2.02%(a)          1.76%             1.74%(a)
 ..........................................................................................................
 Net investment income        4.07%    4.02%    4.06%        4.34%(a)          4.53%             4.47%(a)
 ..........................................................................................................
 PORTFOLIO TURNOVER RATE        53%      50%      86%         117%              126%               57%
 ..........................................................................................................

*   The Fund changed its fiscal year end from December 31 to August 31.
(a) Annualized.
(b) Excluding applicable sales charges.

                  See Combined Notes to Financial Statements.

-------------------------------------------------------------------------------
                                  EVERGREEN
                      North Carolina Municipal Bond Fund
-------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
                 (For a share outstanding throughout each year)

                                                                      February 28, 1994
                                                                      (Commencement of
                           Year Ended August 31,       Eight Months   Class Operations)
                           ------------------------       Ended            through
                             1998     1997    1996   August 31, 1995* December 31, 1994
----------------------------------------------------------------------------------------
 CLASS Y SHARES
----------------------------------------------------------------------------------------
 NET ASSET VALUE,
  BEGINNING OF YEAR        $  10.37  $ 9.98  $ 9.95       $ 9.16           $10.31
                           --------  ------  ------       ------           ------
 ...................................................................................
 INCOME FROM INVESTMENT
  OPERATIONS
 ...................................................................................
 Net investment income         0.54    0.51    0.51         0.35             0.43
 ...................................................................................
 Net gains or losses on
  securities (both
  realized and
  unrealized)                  0.47    0.41    0.03         0.79            (1.15)
                           --------  ------  ------       ------           ------
 Total from investment
  operations                   1.01    0.92    0.54         1.14            (0.72)
                           --------  ------  ------      -------           ------
 LESS DIVIDENDS (FROM NET
  INVESTMENT INCOME)          (0.54)  (0.53)  (0.51)       (0.35)           (0.43)
                           --------  ------  ------       ------           ------
 ...................................................................................
 NET ASSET VALUE, END OF
  YEAR                     $  10.84  $10.37  $ 9.98       $ 9.95           $ 9.16
                           --------  ------  ------       ------           ------
 ...................................................................................
 ...................................................................................
 TOTAL RETURN                  9.93%   9.39%   5.47%       12.52%           (7.01%)
 ...................................................................................
 RATIOS/SUPPLEMENTAL DATA
 ...................................................................................
 NET ASSETS, END OF YEAR
  (THOUSANDS)              $256,231  $4,042  $3,771       $1,006           $  642
 ...................................................................................
 RATIOS TO AVERAGE NET
  ASSETS
 Expenses                      0.20%   0.86%   0.84%        0.67%(a)         0.59%(a)
 .....................................................................................
 Expenses, excluding
  indirectly paid
  expenses                     0.20%   0.86%     --           --               --
 .....................................................................................
 Expenses, excluding
  waivers and
  reimbursements               0.61%   0.86%   1.07%        1.02%(a)         0.98%(a)
 .....................................................................................
 Net investment income         5.04%   5.02%   5.05%        5.34%(a)         5.58%(a)
 .....................................................................................
 PORTFOLIO TURNOVER RATE         53%     50%     86%         117%             126%
 .....................................................................................

* The Fund changed its fiscal year end from December 31 to August 31.
(a) Annualized.

                  See Combined Notes to Financial Statements.

-------------------------------------------------------------------------------
                                  EVERGREEN
                      South Carolina Municipal Bond Fund
-------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
                 (For a share outstanding throughout each year)

                                                                        January 3, 1994
                                                                       (Commencement of
                            Year Ended August 31,       Eight Months   Class Operations)
                           -------------------------       Ended            through
                            1998     1997     1996    August 31, 1995* December 31, 1994
------------------------------------------------------------------------------------------
 CLASS A SHARES
-------------------------------------------------------------------------------------------
 NET ASSET VALUE,
  BEGINNING OF YEAR        $ 10.08  $  9.69  $  9.59       $ 8.62           $10.00
                           -------  -------  -------       ------           ------
 ....................................................................................
 INCOME FROM INVESTMENT
  OPERATIONS
 ....................................................................................
 Net investment income        0.46     0.48     0.49         0.34             0.46
 ....................................................................................
 Net gains or losses on
  securities (both
  realized and
  unrealized)                 0.39     0.40     0.10         0.97            (1.38)
                           -------  -------  -------       ------           ------
 Total from investment
  operations                  0.85     0.88     0.59         1.31            (0.92)
                           -------  -------  -------       ------           ------
 ....................................................................................
 ....................................................................................
 LESS DISTRIBUTIONS
 ....................................................................................
 Distributions (from
  capital gains)             (0.03)   (0.01)       0            0                0
                           -------  -------  -------       ------           ------
 Dividends (from net
  investment income)         (0.46)   (0.48)   (0.49)       (0.34)           (0.46)
 ....................................................................................
 Total distributions         (0.49)   (0.49)   (0.49)       (0.34)           (0.46)
                           -------  -------  -------       ------           ------
 ....................................................................................
 NET ASSET VALUE, END OF
  YEAR                     $ 10.44  $ 10.08  $  9.69       $ 9.59           $ 8.62
                           -------  -------  -------       ------           ------
 ....................................................................................
 ....................................................................................
 TOTAL RETURN (B)             8.60%    9.33%    6.23%       15.35%           (9.32%)
 ....................................................................................
 ....................................................................................
 RATIOS/SUPPLEMENTAL DATA
 ....................................................................................
 NET ASSETS, END OF YEAR
  (THOUSANDS)              $ 1,744  $ 1,025  $   841       $  610           $  312
 ....................................................................................
 RATIOS TO AVERAGE NET
  ASSETS
 Expenses                     0.77%    0.98%    0.86%        0.53%(a)         0.25%(a)
 ....................................................................................
 Expenses, excluding
  indirectly paid
  expenses                    0.77%    0.98%      --           --               --
 ....................................................................................
 Expenses, excluding
  waivers and
  reimbursements              1.02%    2.16%    4.00%        6.50%(a)        10.71%(a)
 ....................................................................................
 Net investment income        4.56%    4.87%    4.98%        5.41%(a)         5.57%(a)
 ....................................................................................
 PORTFOLIO TURNOVER RATE        31%      62%      37%          66%              23%
 ....................................................................................

                            Year Ended August 31,
                           -------------------------
                                                                        January 3, 1994
                                                                       (Commencement of
                                                        Eight Months   Class Operations)
                                                           Ended            through
                            1998     1997     1996    August 31, 1995* December 31, 1994
-----------------------------------------------------------------------------------------
 CLASS B SHARES
-----------------------------------------------------------------------------------------
 NET ASSET VALUE,
  BEGINNING OF YEAR        $ 10.08  $  9.69  $  9.59       $ 8.62           $10.00
                           -------  -------  -------       ------           ------
 .........................................................................
 ....................................................................................
 INCOME FROM INVESTMENT
  OPERATIONS
 .........................................................................
 ....................................................................................
 Net investment income        0.38     0.41     0.41         0.29             0.41
 .........................................................................
 ....................................................................................
 Net gains or losses on
  securities (both
  realized and
  unrealized)                 0.39     0.40     0.10         0.97            (1.38)
                           -------  -------  -------       ------           ------
 Total from investment
  operations                  0.77     0.81     0.51         1.26            (0.97)
                           -------  -------  -------       ------           ------
 .........................................................................
 ....................................................................................
 .........................................................................
 ....................................................................................
 LESS DISTRIBUTIONS
 .........................................................................
 ....................................................................................
 Distributions (from
  capital gains)             (0.03)   (0.01)       0            0                0
                           -------  -------  -------       ------           ------
 Dividends (from net
  investment income)         (0.38)   (0.41)   (0.41)       (0.29)           (0.41)
 .........................................................................
 ....................................................................................
 Total distributions         (0.41)   (0.42)   (0.41)       (0.29)           (0.41)
                           -------  -------  -------       ------           ------
 .........................................................................
 ....................................................................................
 NET ASSET VALUE, END OF
  YEAR                     $ 10.44  $ 10.08  $  9.69       $ 9.59           $ 8.62
                           -------  -------  -------       ------           ------
 .........................................................................
 ....................................................................................
 .........................................................................
 ....................................................................................
 TOTAL RETURN (B)             7.79%    8.52%    5.43%       14.77%           (9.83%)
 .........................................................................
 ....................................................................................
 RATIOS/SUPPLEMENTAL DATA
 .........................................................................
 ....................................................................................
 NET ASSETS, END OF YEAR
  (THOUSANDS)              $ 4,542  $ 4,734  $ 4,282       $3,542           $2,456
 .........................................................................
 ....................................................................................
 RATIOS TO AVERAGE NET
  ASSETS
 Expenses                     1.53%    1.73%    1.61%        1.28%(a)         0.87%(a)
 .........................................................................
 ....................................................................................
 Expenses, excluding
  indirectly paid
  expenses                    1.53%    1.73%      --           --               --
 .........................................................................
 ....................................................................................
 Expenses, excluding
  waivers and
  reimbursements              1.78%    2.91%    4.76%        7.25%(a)        11.33%(a)
 .........................................................................
 ....................................................................................
 Net investment income        3.76%    4.13%    4.23%        4.66%(a)         4.88%(a)
 .........................................................................
 ....................................................................................
 PORTFOLIO TURNOVER RATE        31%      62%      37%          66%              23%
 .........................................................................

* The Fund changed its fiscal year end from December 31 to August 31.
(a) Annualized.
(b) Excluding applicable sales charges.

                  See Combined Notes to Financial Statements.

-------------------------------------------------------------------------------
                                  EVERGREEN
                      South Carolina Municipal Bond Fund
-------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
                 (For a share outstanding throughout each year)

                                                                     February 28, 1994
                                                                     (Commencement of
                           Year Ended August 31,      Eight Months   Class Operations)
                           -----------------------       Ended            through
                            1998     1997    1996   August 31, 1995* December 31, 1994
----------------------------------------------------------------------------------------
 CLASS Y SHARES
----------------------------------------------------------------------------------------
 NET ASSET VALUE,
  BEGINNING OF YEAR        $ 10.08  $ 9.69  $ 9.59       $ 8.62           $ 9.74
                           -------  ------  ------       ------           ------
 ..................................................................................
 INCOME FROM INVESTMENT
  OPERATIONS
 ..................................................................................
 Net investment income        0.48    0.51    0.51         0.35             0.43
 ..................................................................................
 Net gains or losses on
  securities (both
  realized and
  unrealized)                 0.40    0.40    0.10         0.97            (1.12)
                           -------  ------  ------       ------           ------
 Total from investment
  operations                  0.88    0.91    0.61         1.32            (0.69)
                           -------  ------  ------       ------           ------
 ..................................................................................
 ..................................................................................
 LESS DISTRIBUTIONS
 Distributions (from
  capital gains)             (0.03)  (0.01)      0            0                0
                           -------  ------  ------       ------           ------
 ..................................................................................
 Dividends (from net
  investment income)         (0.49)  (0.51)  (0.51)       (0.35)           (0.43)
 ..................................................................................
 Total distributions         (0.52)  (0.52)  (0.51)       (0.35)           (0.43)
                           -------  ------  ------       ------           ------
 NET ASSET VALUE, END OF
  YEAR                     $ 10.44  $10.08  $ 9.69       $ 9.59           $ 8.62
                           -------  ------  ------       ------           ------
 ..................................................................................
 ..................................................................................
 ..................................................................................
 TOTAL RETURN                 8.87%   9.60%   6.49%       15.54%           (7.12%)
 ..................................................................................
 RATIOS/SUPPLEMENTAL DATA
 ..................................................................................
 NET ASSETS, END OF YEAR
  (THOUSANDS)              $66,303  $7,012  $4,555       $1,673           $   92
 ..................................................................................
 RATIOS TO AVERAGE NET
  ASSETS
 Expenses                     0.46%   0.73%   0.62%        0.28%(a)         0.00%(a)
 ..................................................................................
 Expenses, excluding
  indirectly paid
  expenses                    0.46%   0.73%     --           --               --
 ..................................................................................
 Expenses, excluding
  waivers and
  reimbursements              0.71%   1.91%   3.70%        6.25%(a)        10.46%(a)
 ..................................................................................
 Net investment income        4.71%   5.12%   5.22%        5.66%(a)         5.92%(a)
 ..................................................................................
 PORTFOLIO TURNOVER RATE        31%     62%     37%          66%              23%
 ..................................................................................

*  The Fund changed its fiscal year end from December 31 to August 31.
(a)  Annualized.

                  See Combined Notes to Financial Statements.

-------------------------------------------------------------------------------
                                  EVERGREEN
                         Virginia Municipal Bond Fund
-------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
                 (For a share outstanding throughout each year)

                                                                                         July 2, 1993
                                                                                       (Commencement of
                           Year Ended August 31,      Eight Months                     Class Operations)
                           -----------------------       Ended          Year Ended          through
                            1998     1997    1996   August 31, 1995* December 31, 1994 December 31, 1993
----------------------------------------------------------------------------------------------------------
 CLASS A SHARES
----------------------------------------------------------------------------------------------------------
 NET ASSET VALUE,
  BEGINNING OF YEAR        $ 10.05  $ 9.68  $ 9.67       $ 8.85           $10.19            $10.00
                           -------  ------  ------       ------           ------            ------
 .....................................................................................................
 INCOME FROM INVESTMENT
  OPERATIONS
 .....................................................................................................
 Net investment income        0.48    0.50    0.48         0.33             0.47              0.20
 .....................................................................................................
 Net gains or losses on
  securities (both
  realized and
  unrealized)                 0.42    0.37    0.01         0.82            (1.34)             0.19
                           -------  ------  ------       ------           ------            ------
 Total from investment
  operations                  0.90    0.87    0.49         1.15            (0.87)             0.39
                           -------  ------  ------       ------           ------            ------
 .....................................................................................................
 LESS DIVIDENDS (FROM NET
  INVESTMENT INCOME)         (0.49)  (0.50)  (0.48)       (0.33)           (0.47)            (0.20)
                           -------  ------  ------       ------           ------            ------
 .....................................................................................................
 NET ASSET VALUE, END OF
  YEAR                     $ 10.46  $10.05  $ 9.68       $ 9.67           $ 8.85            $10.19
                           -------  ------  ------       ------           ------            ------
 .....................................................................................................
 .....................................................................................................
 TOTAL RETURN (B)             9.12%   9.05%   5.12%       13.09%           (8.60%)            3.89%
 .....................................................................................................
 RATIOS/SUPPLEMENTAL DATA
 .....................................................................................................
 NET ASSETS, END OF YEAR
 (THOUSANDS)               $54,298  $2,934  $2,892       $1,983           $1,606            $1,306
 .....................................................................................................
 RATIOS TO AVERAGE NET
  ASSETS
 Expenses                     0.50%   1.03%   0.93%        0.72%(a)         0.53%             0.25%(a)
 .....................................................................................................
 Expenses, excluding
  indirectly paid
  expenses                    0.50%   1.02%     --           --               --                --
 .....................................................................................................
 Expenses, excluding
  waivers and
  reimbursements              0.95%   1.84%   3.47%        3.83%(a)         5.14%             7.75%(a)
 .....................................................................................................
 Net investment income        4.71%   4.95%   4.83%        5.17%(a)         5.11%             4.64%(a)
 .....................................................................................................
 PORTFOLIO TURNOVER RATE        46%     72%     68%          87%              59%                0%
 .....................................................................................................

                                                                                           July 2, 1993
                                                                                         (Commencement of
                            Year Ended August 31,       Eight Months                     Class Operations)
                           -------------------------       Ended          Year Ended          through
                            1998     1997     1996    August 31, 1995* December 31, 1994 December 31, 1993
--------------------------------------------------------------------------------
 CLASS B SHARES
--------------------------------------------------------------------------------
 NET ASSET VALUE,
  BEGINNING OF YEAR        $ 10.05  $  9.68  $  9.67       $ 8.85           $10.19            $10.00
                           -------  -------  -------       ------           ------            ------
 .........................................................................
 INCOME FROM INVESTMENT
  OPERATIONS
 .........................................................................
 Net investment income        0.41     0.41     0.41         0.28             0.42              0.17
 .........................................................................
 Net gains or losses on
  securities (both
  realized and
  unrealized)                 0.41     0.37     0.01         0.82            (1.34)             0.19
                           -------  -------  -------       ------           ------            ------
 Total from investment
  operations                  0.82     0.78     0.42         1.10            (0.92)             0.36
                           -------  -------  -------       ------           ------            ------
 .........................................................................
 LESS DIVIDENDS (FROM NET
  INVESTMENT INCOME)         (0.41)   (0.41)   (0.41)       (0.28)           (0.42)            (0.17)
                           -------  -------  -------       ------           ------            ------
 .........................................................................
 NET ASSET VALUE, END OF
  YEAR                     $ 10.46  $ 10.05  $  9.68       $ 9.67           $ 8.85            $10.19
                           -------  -------  -------       ------           ------            ------
 .........................................................................
 .........................................................................
 TOTAL RETURN (B)             8.31%    8.24%    4.34%       12.53%           (9.13%)            3.66%
 .........................................................................
 RATIOS/SUPPLEMENTAL DATA
 .........................................................................
 NET ASSETS, END OF YEAR
  (THOUSANDS)              $ 8,935  $ 6,695  $ 5,963       $5,083           $3,817            $2,235
 .........................................................................
 RATIOS TO AVERAGE NET
  ASSETS
 Expenses                     1.35%    1.79%    1.68%        1.47%(a)         1.12%             0.75%(a)
 .........................................................................
 Expenses, excluding
  indirectly paid
  expenses                    1.35%    1.78%      --           --               --                --
 .........................................................................
 Expenses, excluding
  waivers and
  reimbursements              1.79%    2.59%    4.23%        4.58%(a)         5.73%             8.25%(a)
 .........................................................................
 Net investment income        3.99%    4.21%    4.09%        4.42%(a)         4.54%             4.25%(a)
 .........................................................................
 PORTFOLIO TURNOVER RATE        46%      72%      68%          87%              59%                0%
 .........................................................................

*  The Fund changed its fiscal year end from December 31 to August 31.
(a)  Annualized.
(b)  Excluding applicable sales charges.

                  See Combined Notes to Financial Statements.

-------------------------------------------------------------------------------
                                  EVERGREEN
                         Virginia Municipal Bond Fund
-------------------------------------------------------------------------------

                             FINANCIAL HIGHLIGHTS
                 (For a share outstanding throughout each year)

                                                                      February 28, 1994
                                                                      (Commencement of
                           Year Ended August 31,       Eight Months   Class Operations)
                           ------------------------       Ended            through
                             1998     1997    1996   August 31, 1995* December 31, 1994
-----------------------------------------------------------------------------------------
 CLASS Y SHARES
------------------------------------------------------------------------------------------
 NET ASSET VALUE,
  BEGINNING OF YEAR        $  10.05  $ 9.68  $ 9.67       $ 8.85           $ 9.83
                           --------  ------  ------       ------           ------
 ....................................................................................
 INCOME FROM INVESTMENT
  OPERATIONS
 ....................................................................................
 Net investment income         0.51    0.51    0.50         0.34             0.41
 ....................................................................................
 Net gains or losses on
  securities (both
  realized and
  unrealized)                  0.41    0.37    0.01         0.82            (0.98)
                           --------  ------  ------       ------           ------
 Total from investment
  operations                   0.92    0.88    0.51         1.16            (0.57)
                           --------  ------  ------       ------           ------
 ....................................................................................
 LESS DIVIDENDS (FROM NET
  INVESTMENT INCOME)          (0.51)  (0.51)  (0.50)       (0.34)           (0.41)
                           --------  ------  ------       ------           ------
 ....................................................................................
 NET ASSET VALUE, END OF
  YEAR                     $  10.46  $10.05  $ 9.68       $ 9.67           $ 8.85
                           --------  ------  ------       ------           ------
 ....................................................................................
 ....................................................................................
 TOTAL RETURN                  9.39%   9.32%   5.38%       13.28%           (5.80%)
 ....................................................................................
 RATIOS/SUPPLEMENTAL DATA
 ....................................................................................
 NET ASSETS, END OF YEAR
  (THOUSANDS)              $105,931  $6,195  $4,266       $  965           $  344
 ....................................................................................
 RATIOS TO AVERAGE NET
  ASSETS
 Expenses                      0.25%   0.79%   0.70%        0.47%(a)         0.28%(a)
 ....................................................................................
 Expenses, excluding
  indirectly paid
  expenses                     0.25%   0.78%     --           --               --
 ....................................................................................
 Expenses, excluding
  waivers and
  reimbursements               0.70%   1.60%   3.24%        3.58%(a)         4.89%(a)
 ....................................................................................
 Net investment income         4.98%   5.27%   5.05%        5.42%(a)         5.54%(a)
 ....................................................................................
 PORTFOLIO TURNOVER RATE         46%     72%     68%          87%              59%
 ....................................................................................

*   The Fund changed its fiscal year end from December 31 to August 31.
(a) Annualized.

                  See Combined Notes to Financial Statements.

-------------------------------------------------------------------------------
                                  EVERGREEN
                   Florida High Income Municipal Bond Fund
-------------------------------------------------------------------------------

                             SCHEDULE OF INVESTMENTS
                                August 31, 1998

--------------------------------------------------------------------------------
  Principal
   Amount                                                             Value
--------------------------------------------------------------------------------
  MUNICIPAL OBLIGATIONS - 97.3%
             FLORIDA - 80.7%
 $   710,000 Alachua County, Florida,
              Health Facilities Authority Revenue, Beverly
              Enterprises Project
             10.125%, 4/1/10....................................   $    746,416
             Arbor Greene, Florida,
              Community Development District, Special Assessment
              Revenue:
   1,100,000 5.75%, 5/1/06......................................      1,108,096
     500,000 6.30%, 5/1/19......................................        508,265
     750,000 7.60%, 5/1/18......................................        816,945
             Bayside, Florida,
              Community Development District, Capital
              Improvement Revenue, WCI Communities Property,
              Inc.:
   1,720,000 Series A
             5.95%, 5/1/08......................................      1,737,458
             Series B:
   2,760,000 6.05%, 5/1/08......................................      2,787,876
   2,700,000 6.375%, 5/1/18.....................................      2,730,726
     100,000 Baytree, Florida,
              Community Development District, Special Assessment
              Revenue
             8.75%, 5/1/12......................................        110,180
             Bobcat Trail, Florida,
              Community Development District Revenue:
   1,100,000 Series A
             7.50%, 5/1/19......................................      1,136,322
   1,550,000 Series B
             6.75%, 5/1/04......................................      1,574,537
     750,000 Boynton Beach, Florida,
              Multifamily Housing Revenue, Clipper Cove
              Apartments
             6.35%, 7/1/16......................................        799,935
             Brevard County, Florida,
              Health Facilities Authority Revenue, Courtenay
              Springs Village:
     820,000 7.375%, 11/15/04...................................        892,455
   1,875,000 7.50%, 11/15/12....................................      2,058,506
   1,000,000 Brevard County, Florida,
              Tourist Development Tax Revenue, Marlins Spring
             6.875%, 3/1/13.....................................      1,085,260
     925,000 Broward County, Florida,
              Housing Finance Authority Revenue, Series A
             7.35%, 3/1/23, (GNMA)..............................        977,503
             Broward County, Florida,
              Multifamily Housing Revenue:
   1,770,000 Cross Keys Apartments Project, Series A
             5.80%, 10/1/33.....................................      1,806,922
             Pembroke Park Apartments Project:
   1,200,000 5.65%, 10/1/28.....................................      1,219,920
   1,035,000 5.70%, 10/1/33.....................................      1,052,129
             Stirling Apartments Project:
   2,090,000 5.65%, 10/1/28.....................................      2,124,694
   1,580,000 5.70%, 10/1/33.....................................      1,606,149
   8,395,000 Cape Canaveral, Florida,
              Hospital District Revenue
             5.25%, 1/1/28......................................     8,258,581
             Cape Coral, Florida,
              Health Facilities Authority Revenue, First
              Mortgage Gulf Care Inc. Project:
   1,000,000 5.50%, 10/1/17.....................................      1,038,650
   1,400,000 5.625%, 10/1/27....................................      1,479,800
   1,740,000 Clay County, Florida,
              Housing Finance Authority Revenue, Single Family
              Mortgage, Multi-County Program
             5.95%, 10/1/19.....................................      1,836,396
             Collier County, Florida,
              Housing Finance Authority,
             Saxon Manor Project:
   2,000,000 Series A1
             5.45%, 3/1/30......................................      2,023,920
   1,000,000 Series B
             5.45%, 3/1/30......................................      1,011,960
   2,850,000 Cory Lakes, Florida,
              Community Development District Revenue
             8.375%, 5/1/17.....................................      3,054,459
   1,080,000 Crossings at Fleming Island, Florida,
             Community Development District,
             Utility Revenue
             7.375%, 10/1/19....................................      1,149,152
             Dade County, Florida,
              Multifamily Mortgage Revenue,
             Golden Lakes Apartments Project,
             Series A:
   1,370,000 5.90%, 11/1/22.....................................      1,424,430
     500,000 6.00%, 11/1/32.....................................        519,765
   3,986,410 Dade County, Florida,
              Single Family Mortgage Revenue,
              Variable Rate, Series B1,
             5.895%, 4/1/27.....................................      4,273,989
   2,310,000 Duval County, Florida,
              Housing Finance Authority Revenue, Saint Augustine
              Apartments Project
             6.00%, 3/1/21......................................      2,401,522
   1,465,000 Eastlake Oaks, Florida,
              Community Development District Revenue
             7.75%, 5/1/17......................................      1,574,465
             Escambia County, Florida,
              Health Facilities Authority Revenue:
             Azalea Trace Inc.:
   2,905,000 6.00%, 1/1/15......................................      3,015,768
   2,250,000 6.10%, 1/1/19......................................      2,353,320
   9,000,000 Baptist Hospital and Baptist Manor
             5.125%, 10/1/19....................................      8,868,420
   1,500,000 Baptist Hospital Inc., Series B
             6.00%, 10/1/14.....................................      1,575,255
   4,400,000 Escambia County, Florida,
              Housing Finance Authority Revenue, Single Family
              Mortgage, Multi-County Program
             6.85%, 10/1/17 (b).................................      4,709,540

-------------------------------------------------------------------------------
                                   EVERGREEN
                    Florida High Income Municipal Bond Fund
-------------------------------------------------------------------------------

                       SCHEDULE OF INVESTMENTS(continued)
                                August 31, 1998

--------------------------------------------------------------------------------
  Principal
   Amount                                                             Value
--------------------------------------------------------------------------------
 MUNICIPAL OBLIGATIONS - CONTINUED
             FLORIDA - CONTINUED
             Escambia County, Florida,
              Pollution Control Revenue, Champion International
              Corporate Project:
 $ 3,000,000 6.40%, 9/1/30......................................   $  3,300,990
   2,000,000 6.90%, 8/1/22......................................      2,227,220
             Florida State, Housing Finance Agency Revenue:
   2,360,000 8.00%, 12/1/20.....................................      2,441,798
   4,500,000 Barrington Place, Series K1
             5.45%, 12/1/37.....................................      4,563,855
   1,600,000 Glen Oaks Apartments Project
             5.80%, 8/1/17......................................      1,680,480
   2,945,000 Mar Logo Village Apartments Project, Series F
             6.00%, 6/1/39......................................      3,120,286
   2,100,000 Single Family Mortgage, Series A
             6.65%, 1/1/24......................................      2,254,938
             St. Cloud Village Project:
   4,905,000 Series D
             5.95%, 2/1/30......................................      5,181,593
   1,395,000 Series E
             8.00%, 2/1/30......................................      1,212,283
   1,000,000 The Vineyards Project, Series H
             6.50%, 11/1/25.....................................      1,064,340
   3,500,000 Wentworth Apartments Project, Series I1
             5.45%, 10/1/37.....................................      3,543,400
   6,000,000 Willow Lake Apartments,
             Series J1
             5.45%, 1/1/38......................................      6,095,940
   3,160,000 Florida State, Housing
              Finance Corporation Revenue, Kendall Court
              Apartments, Series D
             5.375%, 8/1/28, (FNMA).............................      3,193,117
             Grand Haven, Florida,
              Community Development District, Special Assessment
              Revenue, Series A:
  11,640,000 6.30%, 5/1/02......................................     11,969,528
   3,850,000 6.90%, 5/1/19......................................      3,999,919
   5,170,000 Halifax, Florida,
              Health Care Facilities Revenue, Halifax Hospital
              Medical Center
             5.20%, 4/1/18......................................      5,182,305
   3,000,000 Heritage Harbor, Florida,
              Community Development District Revenue
             7.75%, 5/1/19......................................      3,025,860
   2,600,000 Heritage Isles, Florida,
              Community Development District Revenue, Series A
             5.75%, 5/1/05......................................      2,629,432
   3,610,000 Hernando County, Florida,
              Industrial Development Authority Revenue, Crushed
              Stone Company
             8.50%, 12/1/14.....................................      4,122,873
   3,680,000 Hialeah Gardens, Florida,
              Housing Authority Revenue, GNMA Affordable Housing
              Program
             5.80%, 6/20/33.....................................      3,899,806
   1,545,000 Hialeah Gardens, Florida,
              Industrial Development Authority Revenue,
              Waterford Convalescent, Series A
             7.875%, 12/1/07....................................      1,688,577
     600,000 Hillsborough County, Florida,
              Aviation Authority Revenue,
              US Air Project, Series 2
             8.60%, 1/15/22.....................................        675,672
   1,000,000 Hillsborough County, Florida,
              Housing Finance Agency Revenue, Single Family
              Mortgage
             5.875%, 10/1/30....................................      1,047,680
   3,350,000 Homestead, Florida,
              Industrial Development Authority Revenue,
              Community Rehabilitation Providers Program, Series
              A
             7.95%, 11/1/18.....................................      3,666,709
   2,500,000 Indian Trace, Florida,
              Community Water Management, Special Benefit,
              General Obligation, Subseries B
             8.25%, 5/1/11......................................      2,911,900
             Jacksonville, Florida,
              Health Facilities Authority Revenue, National
              Benevolent Association, Cypress Village Project:
     750,000 7.00%, 12/1/14.....................................        817,673
   1,020,000 7.00%, 12/1/22.....................................      1,120,266
     500,000 8.00%, 12/1/15.....................................        585,920
   2,445,000 Lake Bernadette, Florida,
              Community Development District, Special Assessment
              Revenue,
              Series A
             8.00%, 5/1/17......................................      2,620,527
   3,200,000 Lake County, Florida,
              Resources Recovery Industrial Development,
              NRG/Recovery
              Group Inc., Series 1993A
             5.85%, 10/1/09.....................................      3,362,368
             Lee County, Florida,
              Housing Finance Authority Revenue, Single Family
              Mortgage, Multi-County Program, Series A:
   2,010,000 7.20%, 3/1/27......................................      2,281,491
   2,795,000 When-issued
             6.45%, 3/1/31......................................      3,123,832
   2,475,000 Step Bond, Subseries 2
             (Eff. Yield 4.80%) (a)
             6.85%, 3/1/29......................................      2,808,036
   2,605,000 Subseries 2
             7.45%, 9/1/27......................................      2,956,076
   5,370,000 Subseries 3
             7.50%, 9/1/27......................................      6,131,895
             Lee County, Florida,
              Industrial Development Authority Revenue:
              Cypress Cove Healthpark:
             Class A:
   1,005,000 5.80%, 10/1/06.....................................      1,030,336
   3,840,000 6.25%, 10/1/17.....................................      3,998,746
   4,025,000 6.375%, 10/1/25....................................      4,214,054

-------------------------------------------------------------------------------
                                   EVERGREEN
                    Florida High Income Municipal Bond Fund
-------------------------------------------------------------------------------

                       SCHEDULE OF INVESTMENTS(continued)
                                August 31, 1998

-------------------------------------------------------------------------------
  Principal
   Amount                                                             Value
-------------------------------------------------------------------------------
 MUNICIPAL OBLIGATIONS - CONTINUED
             FLORIDA - CONTINUED
             Lee County, Florida,
              Industrial Development Authority Revenue -
               continued:
 $ 1,155,000 Cypress Cove Healthpark, Class B
             5.88%, 10/1/27.....................................   $  1,189,096
     830,000 Encore Nursing Center
             8.125%, 12/1/07....................................        921,283
   2,710,000 Leon County, Florida,
              Educational Facilities Authority Revenue, Series A
             8.25%, 5/1/14, (GNMA)..............................      2,877,234
             Manatee County, Florida,
              Housing Finance Authority Revenue:
   1,125,000 Multifamily Housing, Conquistador,
             Series A
             6.25%, 10/1/22.....................................      1,218,589
   2,375,000 Single Family Mortgage,
             Subseries 1
             7.45%, 5/1/27......................................      2,703,628
             Martin County, Florida,
              Industrial Development Authority Revenue,
              Indiantown Cogeneration Project:
   2,175,000 Series A
             7.875%, 12/15/25...................................      2,556,930
     650,000 Series B
             8.05%, 12/15/25....................................        764,381
   1,245,000 Meadow Point II, Florida,
              Community Development District,
              Capital Improvement Revenue
             7.75%, 5/1/18......................................      1,331,789
             Miami Beach, Florida,
              Redevelopment Agency Tax Increment Revenue, City
              Center Historic Convention:
   1,000,000 6.25%, 12/1/16.....................................      1,071,830
     500,000 6.35%, 12/1/22.....................................        536,150
             North Springs, Florida,
              Improvement District, Special Assessment Revenue:
   1,950,000 Heron Bay Project
             7.00%, 5/1/19......................................      2,054,111
             Parkland Isles Project:
     300,000 Series A
             7.00%, 5/1/19......................................        311,520
   3,750,000 Series B
             6.25%, 5/1/05......................................      3,842,662
   1,270,000 Water Management, Series A
             8.20%, 5/1/24......................................      1,408,455
   3,800,000 Northern Palm Beach County, Florida,
              Water Control and Improvement Revenue, Unit
              Development 9A, Series A
             7.20%, 8/1/16......................................      4,167,232
     500,000 Northern Palm Beach County, Florida,
              Water Control District, Special Assessment Revenue
             7.00%, 8/1/15......................................        551,855
   1,465,000 Northwood, Florida,
              Community Development District Revenue
             7.60%, 5/1/17......................................      1,559,112
   2,605,000 Ocean Highway and Port Authority, Florida,
              Pollution Control Revenue, Solid Waste, Jefferson
              Smurfit Corp.
             6.50%, 11/1/06.....................................      2,748,874
             Orange County, Florida,
             Health Facilities Authority Revenue:
   1,040,000 Lakeside Apartments, Inc.
             6.50%, 7/1/13......................................      1,148,337
     395,000 Orlando Lutheran Tower
             8.40%, 7/1/14......................................        460,017
             Orange County, Florida,
              Housing Finance Authority Revenue:
  10,140,000 Brentwood Park Apartments,
             Series G
             6.40%, 7/1/32......................................     10,206,823
             Single Family Mortgage,
             Series B:
   1,000,000 5.80%, 9/1/17, (GNMA/FNMA).........................      1,048,930
   2,500,000 5.875%, 3/1/28, (GNMA/FNMA)........................      2,631,450
   1,095,000 6.85%, 10/1/27, (GNMA/FNMA)........................      1,181,505
   1,975,000 8.10%, 11/1/21.....................................      2,060,853
   1,050,000 Osceola County, Florida,
              Housing Finance Authority Revenue,
              Tierra Vista Apartments Project,
              Series A
             5.75%, 12/1/22.....................................      1,085,616
   2,000,000 Osceola County, Florida,
              Industrial Development Authority Revenue,
              Community Provider Pooled Loan Project, Series A
             7.75%, 7/1/17......................................      2,176,100
     565,000 Overoaks, Florida,
              Community Development District, Capital
              Improvement Revenue
             8.25%, 5/1/17......................................        588,159
             Palm Beach County, Florida,
              Health Facilities Authority Revenue: Abbey Delray
   2,750,000  South Project
             5.50%, 10/1/11.....................................      2,775,300
   2,500,000 Waterford Project
             5.50%, 10/1/15.....................................      2,517,200
             Palm Beach County, Florida,
              Housing Finance Authority Revenue:
   4,240,000 Daughters of Charity, Series A
             7.60%, 3/1/23, (GNMA)..............................      4,487,446
     665,000 Single Family Mortgage, Series A
             6.50%, 10/1/21, (GNMA).............................        713,971
   1,100,000 Winsor Park Apartments Project,
             Series A
             5.85%, 12/1/33.....................................      1,137,708
   1,500,000 Palm Beach County, Florida,
              Industrial Development Authority Revenue,
              Geriatric Care Inc. Project
             6.55%, 12/1/16.....................................      1,648,620
   8,200,000 Pasco County, Florida,
              Housing Finance Authority Revenue, Multifamily
              Mortgage,
              Park Richey Apartments,
              Series A
             5.95%, 9/1/31......................................      8,575,478

-------------------------------------------------------------------------------
                                   EVERGREEN
                    Florida High Income Municipal Bond Fund
-------------------------------------------------------------------------------

                       SCHEDULE OF INVESTMENTS(continued)
                                August 31, 1998

-------------------------------------------------------------------------------
  Principal
   Amount                                                             Value
-------------------------------------------------------------------------------
 MUNICIPAL OBLIGATIONS - CONTINUED
             FLORIDA - CONTINUED
             Pinellas County, Florida,
              Educational Facilities Authority Revenue:
 $ 6,370,000 Barry University Project
             5.37%, 10/1/28.....................................   $  6,397,837
   3,100,000 Clearwater Christian College
             8.00%, 2/1/11......................................      3,357,052
     685,000 Eckerd College
             7.75%, 7/1/14......................................        747,150
             Pinellas County, Florida,
              Health Facilities Authority Revenue,
              Sunshine Village Nursing Home:
     150,000 6.75%, 10/1/00.....................................        152,473
     100,000 7.00%, 10/1/01.....................................        103,039
     200,000 7.25%, 10/1/02.....................................        210,692
   1,100,000 8.00%, 10/1/08.....................................      1,192,246
   1,770,000 Pinellas County, Florida,
             Housing Finance Authority Revenue, Multi-County
             Program, Series C1
             5.45%, 9/1/29......................................      1,787,505
   1,000,000 Plantation, Florida,
              Health Facilities Authority Revenue, Covenant
              Village of Florida Inc.
             5.00%, 12/1/14.....................................        997,720
     740,000 Polk County, Florida,
              Housing Finance Authority Revenue, Single Family
              Mortgage, Series A
             7.00%, 9/1/15......................................        771,783
   5,000,000 Polk County, Florida,
              Industrial Development Authority Revenue, IMC
              Fertilizer, Series A
             7.525%, 1/1/15.....................................      5,383,300
   1,580,000 Quantum, Florida,
              Community Development District, Special Assessment
              Revenue
             7.75%, 3/1/14......................................      1,711,567
   4,000,000 River Ridge, Florida,
              Community Development District
             5.75%, 5/1/08......................................      3,982,080
     985,000 Riverwood, Florida,
              Community Development District, Sewer Systems
              Revenue
             7.75%, 10/1/14.....................................      1,066,046
             Sarasota County, Florida,
              Health Facilities Authority Revenue:
   1,000,000 Jewish Housing Council
             7.375%, 7/1/16.....................................      1,092,810
   1,500,000 Manatee Jewish Housing Council
             6.70%, 7/1/25......................................      1,587,840
   1,000,000 Sunnyside Properties
             6.00%, 5/15/10.....................................      1,042,850
   1,830,000 Seminole, Florida,
              Water Control District, Special Assessment, Unit
              of Development No. 2
             7.25%, 8/1/22......................................      1,960,680
             St. John's County, Florida,
              Industrial Development Authority Revenue:
             Bayview Project, Series A
   1,125,000 7.00%, 10/1/12.....................................      1,222,571
   2,500,000 Bayview Project, Series A
             7.10%, 10/1/26.....................................      2,729,350
   2,000,000 Pro Golf Hall of Fame, Series A
             5.50%, 3/1/17......................................      2,084,240
   2,500,000 Vicars Landing Project, Series A
             6.75%, 2/15/12.....................................      2,671,075
   1,000,000 Tarpon Springs, Florida,
              Health Facilities Authority Revenue, Helen Ellis
              Memorial Hospital Project
             7.50%, 5/1/11......................................      1,073,790
             Volusia County, Florida,
              Educational Facilities Authority Revenue, Embry-
              Riddle Aero, Series A:
   1,025,000 6.125%, 10/15/16...................................      1,102,162
   5,000,000 6.125%, 10/15/26...................................      5,356,000
   2,000,000 Volusia County, Florida,
              Industrial Development Authority, First Mortgage
              Revenue,
              Bishops Glen Project
             7.625%, 11/1/26....................................      2,231,180
             Westchase East, Florida,
              Community Development District,
              Capital Improvement Revenue:
   1,350,000 7.30%, 5/1/18......................................      1,439,775
   1,735,000 7.50%, 5/1/17......................................      1,845,190
   1,000,000 Winter Garden, Florida,
              Industrial Development Authority Revenue, Beverly
              Enterprises
             8.75%, 7/1/12......................................      1,125,170
             Winter Haven, Florida,
              Housing Authority Revenue, Multifamily Mortgage,
              Abbey Lane Apartments, Series C:
   1,100,000 7.00%, 7/1/12, (FNMA)..............................      1,180,014
   2,000,000 7.00%, 7/1/24, (FNMA)..............................      2,141,880
                                                                   ------------
                                                                    333,206,718
                                                                   ------------
             GEORGIA - 0.4%
   1,500,000 Coffee County, Georgia,
              Hospital Authority Revenue, Anticipation
              Certificates, Coffee Regional Medical Center,
              Series A
             6.75%, 12/1/26.....................................      1,560,555
                                                                   ------------
             INDIANA - 1.1%
   4,000,000 Wabash, Indiana,
              Solid Waste Disposal Revenue, Jefferson Smurfit
              Corp. Project
             7.50%, 6/1/26......................................      4,501,280
                                                                   ------------
             NORTH CAROLINA - 4.7%
  19,110,000 Charlotte, North Carolina,
              Special Facilities Revenue, Charles Douglas
              International Airport
             5.60%, 7/1/27......................................     19,206,888
                                                                   ------------

-------------------------------------------------------------------------------
                                   EVERGREEN
                    Florida High Income Municipal Bond Fund
-------------------------------------------------------------------------------

                       SCHEDULE OF INVESTMENTS(continued)
                                August 31, 1998
                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
  Principal
   Amount                                                             Value
--------------------------------------------------------------------------------
 MUNICIPAL OBLIGATIONS - CONTINUED
             UTAH - 0.4%
 $ 1,555,000 Utah State, Housing Finance Agency Revenue, Single
              Family Mortgage, Senior Series G1
             7.35%, 7/1/18......................................   $  1,677,456
                                                                   ------------
             VIRGINIA - 1.1%
   1,000,000 Chesapeake, Virginia,
              Redevelopment and Housing Authority Revenue,
              Residential Rental, Series A
             6.20%, 4/1/28......................................      1,009,280
             James City County, Virginia,
              Residential Care Facilities Revenue:
   1,500,000 6.625%, 3/1/23.....................................      1,572,645
   1,750,000 First Mortgage, Williamsburg Landing
             6.625%, 3/1/19.....................................      1,834,753
                                                                   ------------
                                                                      4,416,678
                                                                   ------------
             PUERTO RICO - 0.6%
     990,000 Commonwealth of Puerto Rico,
              Industrial, Tourist, Educational, Medical and
              Environmental Control Facilities Revenue,
              Mennonite General Hospital Project, Series A
             6.50%, 7/1/12......................................      1,080,080
   1,475,000 Commonwealth of Puerto Rico,
              Port Authority Revenue, American Airlines Project,
              Series A
             6.25%, 6/1/26......................................      1,603,782
                                                                   ------------
                                                                      2,683,862
                                                                   ------------
             U.S. VIRGIN ISLANDS - 8.3%
             Virgin Islands, Public Finance Authority, Senior
              Lien, Series A:
   5,000,000 5.50%, 10/1/18.....................................      5,124,050
  15,000,000 5.50%, 10/1/22.....................................     15,319,500
  10,500,000 5.625%, 10/1/25....................................     10,793,580
   2,950,000 Virgin Islands, Water and Power Authority Revenue
             5.30%, 7/1/21......................................      2,967,818
                                                                   ------------
                                                                     34,204,948
                                                                   ------------
             Total Municipal Obligations
              (cost $386,826,644)...............................    401,458,385
                                                                   ------------
 SHORT-TERM MUNICIPAL OBLIGATIONS - 1.2%
             FLORIDA - 1.2%
   1,000,000 Heritage Oak Park, Florida,
              Community Development District Revenue, Bond
              Anticipation Notes
             6.50%, 12/15/98....................................      1,003,790
   4,200,000 Heritage Pines, Florida,
              Community Development District Revenue, Bond
              Anticipation Notes
             6.25%, 12/15/98....................................      4,200,000
                                                                   ------------
             Total Short-Term Municipal Obligations
              (cost $5,200,000).................................      5,203,790
                                                                   ------------
--------------------------------------------------------------------------------
   Shares
--------------------------------------------------------------------------------
 MUTUAL FUND SHARES - 0.3% (COST $1,156,000)
   1,156,000 Federated Municipal Obligations Fund...............      1,156,000
                                                                   ------------
             TOTAL INVESTMENTS -
              (COST $393,182,644).........................    98.8%  407,818,175
             OTHER ASSETS AND LIABILITIES - NET...........     1.2     4,819,838
                                                             -----  ------------
             NET ASSETS -.................................   100.0% $412,638,013
                                                             =====  ============

(a) Effective Yield (calculated at the date of purchase) is the yield at which the bond accretes on an annual basis until maturity date.
(b) This security has been segregated to cover securities purchased on a when-issued basis.

LEGEND OF ABBREVIATIONS:
FNMA Insured by Federal National Mortgage Association
GNMA Insured by Government National Mortgage Association

-------------------------------------------------------------------------------
                                   EVERGREEN
                          Florida Municipal Bond Fund
-------------------------------------------------------------------------------

                            SCHEDULE OF INVESTMENTS
                                August 31, 1998

--------------------------------------------------------------------------------
  Principal
   Amount                                                            Value
--------------------------------------------------------------------------------
 MUNICIPAL OBLIGATIONS - 99.5%
             FLORIDA - 96.3%
 $ 4,000,000 Alachua County, Florida,
              Health Facilities Authority, Shands Teaching
              Hospital, Series A
             6.25%, 12/1/16, (MBIA).............................  $  4,686,120
   3,750,000 Brevard County, Florida,
              Housing Finance Authority Revenue, Multifamily
              Housing, Windover Oaks, Series A
             6.90%, 2/1/27, (FNMA)..............................     4,270,275
   3,000,000 Broward County, Florida,
              General Obligation, Series C
             6.00%, 1/1/04......................................     3,235,950
   1,450,000 Broward County, Florida,
              Housing Finance Authority Revenue, Series B
             7.125%, 3/1/17, (GNMA).............................     1,530,011
             Broward County, Florida,
              Port Facilities Revenue, Series C:
   9,205,000 5.375%, 9/1/10.....................................     9,887,091
   3,700,000 5.375%, 9/1/11.....................................     3,955,263
   2,220,000 5.375%, 9/1/12.....................................     2,359,349
             Broward County, Florida,
              School District, Refunding Revenue Bond:
   3,000,000 5.40%, 2/15/05.....................................     3,216,270
   3,350,000 5.60%, 2/15/07, (AMBAC)............................     3,598,637
   4,045,000 Cape Canaveral, Florida,
              Hospital District Revenue
             5.25%, 1/1/18......................................     4,015,593
   1,000,000 Charlotte County, Florida,
              Utility Revenue Bond
             6.75%, 10/1/13, (FGIC).............................     1,147,910
             Clearwater, Florida,
              Housing Authority Revenue:
  10,500,000 Affordable Housing Acquisition Program
             4.95%, 6/1/07, (FSA)...............................    10,761,555
             Hamptons At Clearwater:
     500,000 5.35%, 5/1/24......................................       506,055
   1,350,000 5.40%, 5/1/13......................................     1,394,185
     500,000 Collier County, Florida,
              Health Facilities Authority Revenue, The Moorings
              Inc. Project
             7.00%, 12/1/19.....................................       556,550
   1,765,000 Dade County, Florida,
              Aviation Revenue,
              Miami International Airport, Series B
             5.00%, 10/1/07.....................................     1,852,968
             Dade County, Florida,
              Educational Facilities Authority Revenue, St.
              Thomas University, (LOC: Sun Bank Miami):
   2,000,000 6.00%, 1/1/10......................................     2,165,300
   2,000,000 6.00%, 1/1/14......................................     2,153,460
   1,000,000 6.125%, 1/1/19.....................................     1,081,580
      40,000 Dade County, Florida,
              School District, General Obligation
             7.375%, 7/1/08.....................................        42,059
     185,000 Dade County, Florida,
              Single Family Mortgage Revenue, Series E
             7.00%, 3/1/24......................................       194,675
   5,000,000 Dade County, Florida,
              Solid Waste Systems, Special Obligation Revenue
             6.00%, 10/1/06, (AMBAC)............................     5,596,750
   2,845,000 Delray Beach, Florida,
              Water & Sewer Revenue Refunding, Series A
             5.50%, 10/1/10, (AMBAC)............................     3,127,366
     840,000 Duval County, Florida,
              Housing Finance Authority Revenue, Single Family
              Mortgage
             7.35%, 7/1/24, (GNMA)..............................       893,987
   3,000,000 Duval County, Florida,
             School District Refunding
             5.90%, 8/1/02, (AMBAC).............................     3,192,330
      75,000 Duval County, Florida,
              Single Family Mortgage Revenue
             7.30%, 7/1/11......................................        79,739
             Escambia County, Florida,
              Health Facilities Authority Revenue:
             Azalea Trace Inc.:
   2,560,000 6.00%, 1/1/15......................................     2,657,613
   1,250,000 6.10%, 1/1/19......................................     1,307,400
   2,750,000 Baptist Hospital Inc., Series B
             6.00%, 10/1/14.....................................     2,887,968
   5,000,000 Baptist Hospital, Baptist Manor
             5.125%, 10/1/14....................................     5,002,000
             Escambia County, Florida,
              Pollution Control Revenue, Champion International
              Corp. Project:
   5,455,000 5.875%, 6/1/22.....................................     5,699,657
   2,650,000 6.40%, 9/1/30......................................     2,915,874
   4,015,000 Everglades, Florida,
              Port Authority Revenue
             7.125%, 11/1/16....................................     4,973,742
   2,500,000 Flagler County, Florida,
              School District, Refunding
             5.85%, 9/1/02......................................     2,689,500
             Florida State, Board of Education Capital Outlay:
             Public Education:
   5,850,000 Refunding, Series A
             5.75%, 6/1/10......................................     6,556,680
   1,000,000 Series F
             5.30%, 6/1/08......................................     1,077,240
   1,250,000 Series C
             7.00%, 6/1/04......................................     1,269,300
   4,000,000 Florida State, Broward County
              Expressway Authority
             9.875%, 7/1/09.....................................     5,711,480

--------------------------------------------------------------------------------
                                   EVERGREEN
                          Florida Municipal Bond Fund
--------------------------------------------------------------------------------

                       SCHEDULE OF INVESTMENTS(continued)

                                August 31, 1998

--------------------------------------------------------------------------------
  Principal
   Amount                                                             Value
--------------------------------------------------------------------------------
 MUNICIPAL OBLIGATIONS - CONTINUED
             FLORIDA - CONTINUED
             Florida State, Division Bond Finance Department,
              Department of Environmental Preservation 2000:
             Series A:
 $ 8,555,000 5.25%, 7/1/07, (MBIA)..............................   $  9,228,450
   2,000,000 5.75%, 7/1/13, (AMBAC).............................      2,160,280
   5,600,000 6.00%, 7/1/06, (MBIA)..............................      6,298,376
   3,000,000 6.10%, 7/1/04, (MBIA)..............................      3,268,650
             Series B:
   6,500,000 6.00%, 7/1/09, (AMBAC).............................      7,418,255
  19,600,000 6.00%, 7/1/10, (AMBAC).............................     22,428,476
             Florida State, Housing Finance Agency Revenue:
   1,790,000 6.35%, 5/1/26, (GNMA)..............................      1,930,587
     130,000 Homeownership Mortgage
             7.50%, 9/1/14......................................        136,789
             Landings At Sea Forest:
     560,000 5.85%, 12/1/18, (AMBAC)............................        590,867
     805,000 6.05%, 12/1/36, (AMBAC)............................        851,553
   2,000,000 Multifamily Housing, Series C
             6.20%, 8/1/16......................................      2,163,000
   5,200,000 Refunding, Multifamily Park Colony, Series D
             5.10%, 4/1/13......................................      5,308,212
   1,895,000 Series A
             6.875%, 10/1/12....................................      1,962,538
             Florida State, Housing Finance Corporation Revenue:
   2,300,000 Homeowner Mortgage, Series 2
             4.75%, 7/1/19......................................      2,322,241
   2,990,000 Housing Kendall Court Apartments, Series D
             5.35%, 8/1/24......................................      3,021,365
             Florida State, Turnpike Authority, Turnpike
              Revenue, Department of Transportation,
   2,000,000 Series A
             6.90%, 7/1/02, (AMBAC).............................      2,196,200
             Series B:
   5,475,000 5.25%, 7/1/10......................................      5,864,929
   5,950,000 5.25%, 7/1/11, (MBIA)..............................      6,339,427
   4,370,000 5.25%, 7/1/12......................................      4,632,899
             Gainesville, Florida,
              Utilities Systems Revenue, Series B:
   4,800,000 6.50%, 10/1/13.....................................      5,737,392
   3,000,000 7.50%, 10/1/08.....................................      3,801,180
   3,000,000 7.50%, 10/1/09.....................................      3,836,100
   3,000,000 Greater Orlando, Florida,
              Aviation Authority
             5.75%, 10/1/10.....................................      3,316,950
  29,750,000 Gulf Breeze, Florida,
              Capital Funding, Series B
             4.50%, 10/1/27.....................................     27,519,940
   1,240,000 Halifax, Florida,
              Hospital Medical Center, Health Care Facilities
              Revenue, Halifax Management System, Series A
             4.50%, 4/1/05......................................      1,255,463
   1,000,000 Hialeah, Florida,
              Capital Improvement Revenue
             5.50%, 10/1/13.....................................      1,019,910
             Hialeah, Florida,
              Housing Authority Revenue:
   2,020,000 Affordable Housing Program
             4.60%, 12/20/08....................................      2,048,038
  12,505,000 Municipal Housing Revenue
             9.50%, 11/1/21.....................................     17,333,055
   3,250,000 Hillsborough County, Florida,
              Industrial Development Authority, University
              Community Hospital,
              Series 1994
             6.50%, 8/15/19, (MBIA).............................      3,935,978
   8,945,000 Hillsborough County, Florida,
              School Board Master Lease Program
             5.50%, 7/1/10......................................      9,801,215
             Jacksonville, Florida,
              Electric Authority Revenue:
   1,140,000 Capital Appreciation, Series 7
             (Eff. Yield 6.20%) (b)
             0.00%, 10/1/11, (MBIA).............................        624,765
   6,500,000 Refunding, St. John's River
             Power Park Systems
             6.00%, 10/1/05.....................................      7,260,760
             St. John's River, Issue 2, Series 16:
   3,000,000 5.00%, 10/1/08.....................................      3,112,890
   3,645,000 5.00%, 10/1/09.....................................      3,762,442
   2,500,000 Jacksonville, Florida,
              Excise Taxes Revenue
             6.00%, 10/1/01, (AMBAC)............................      2,666,000
   3,000,000 Jacksonville, Florida,
              Health Facilities Hospital Revenue,
              St. Luke's Hospital Association Project
             7.125%, 11/15/20...................................      3,294,810
   1,245,000 Jacksonville, Florida,
              Health Industrial Development, National
              Benevolent-Cypress Village, Series A
             6.25%, 12/1/26.....................................      1,335,960
   4,975,000 Key West, Florida,
              Utility Board, Electric Revenue
              (Eff. Yield 6.92%) (b)
             0.00%, 10/1/14.....................................      2,309,047
             Lakeland, Florida,
              Electric & Water Revenue:
   4,670,000 6.25%, 1/1/04......................................      5,176,975
   5,000,000 Refunding and Improvement,
             Jr. Subord. Lien, Series B
             6.00%, 10/1/10, (FGIC).............................      5,733,250
             Refunding, Jr. Subord. Lien
   4,000,000 6.50%, 10/1/07.....................................      4,678,760

--------------------------------------------------------------------------------
                                   EVERGREEN
                          Florida Municipal Bond Fund
--------------------------------------------------------------------------------

                       SCHEDULE OF INVESTMENTS(continued)

                                August 31, 1998

--------------------------------------------------------------------------------
  Principal
   Amount                                                             Value
--------------------------------------------------------------------------------
 MUNICIPAL OBLIGATIONS - CONTINUED
             FLORIDA - CONTINUED
             Lee County, Florida,
              Housing Authority, Single Family Mortgage Revenue,
              Series A 7:
 $ 1,500,000 5.05%, 9/1/29......................................   $  1,515,660
   2,800,000 6.40%, 3/1/29......................................      3,130,232
             Lee County, Florida,
              Passanger Facility, Charge Revenue:
   2,225,000 4.60%, 10/1/07.....................................      2,270,657
   2,495,000 4.80%, 10/1/09.....................................      2,552,460
   2,445,000 4.90%, 10/1/10.....................................      2,497,592
   2,065,000 5.00%, 10/1/11.....................................      2,114,890
   4,890,000 Leesburg, Florida,
              Hospital Revenue, Leesburg Regional Medical Center
              Project, Series B
             5.70%, 7/1/18......................................      5,114,500
             Leon County, Florida,
              Educational Facilities Authority, Certificates
              Partners, Southgate:
   1,145,000 8.50%, 9/1/17......................................      1,634,671
   1,045,000 9.00%, 9/1/04......................................      1,311,381
   1,140,000 9.00%, 9/1/05......................................      1,466,108
   1,245,000 9.00%, 9/1/06......................................      1,636,938
   1,355,000 9.00%, 9/1/07......................................      1,817,407
   1,475,000 9.00%, 9/1/08......................................      2,017,048
   1,610,000 9.00%, 9/1/09......................................      2,235,646
   1,755,000 9.00%, 9/1/10......................................      2,466,214
   1,915,000 9.00%, 9/1/11......................................      2,718,266
   2,085,000 9.00%, 9/1/12......................................      2,978,944
   2,275,000 9.00%, 9/1/13......................................      3,281,346
   2,480,000 9.00%, 9/1/14......................................      3,655,545
     730,000 Leon County, Florida,
              Housing Finance Authority Revenue, Single Family
              Mortgage, Multicounty Program, Series B
             6.25%, 7/1/19, (GNMA)..............................        777,370
   1,675,000 Manatee County, Florida,
              Housing Finance Authority Revenue, Single Family
              Mortgage, Subseries 1
             7.20%, 5/1/28......................................      1,903,487
             Miami Beach, Florida,
              Redevelopment Agency Tax Increment Revenue, City
              Center Historic Convention Village:
   2,000,000 5.625%, 12/1/09....................................      2,116,740
   3,000,000 5.80%, 12/1/13.....................................      3,111,090
   2,000,000 5.875%, 12/1/22....................................      2,055,680
   1,470,000 Miami Beach, Florida,
              Resort Tax Revenue
             6.25%, 10/1/22, (AMBAC)............................      1,756,915
             Miami Dade County, Florida,
              School District:
   8,225,000 5.375%, 8/1/10.....................................      8,946,250
   7,525,000 5.375%, 8/1/11.....................................      8,172,075
             Miami Dade County, Florida,
              Special Obligation:
  50,500,000 Series B (Eff. Yield 5.65%) (b)
             0.00%, 10/1/30.....................................      9,156,660
             Miami Dade County, Florida,
  17,515,000 Series C (Eff. Yield 5.68%) (b)
             0.00%, 10/1/28.....................................      3,538,030
   3,000,000 Miami, Florida,
              General Obligation
             5.60%, 12/1/03, (FGIC).............................      3,238,350
   5,000,000 Miami, Florida,
              Health Facilities Authority Revenue
             5.25%, 8/15/15, (AMBAC)............................      5,123,850
   1,000,000 Miramar, Florida,
              Wastewater Improvements
             6.75%, 10/1/16.....................................      1,138,750
   1,000,000 North Miami, Florida,
              Health Facility Authority Revenue, Catholic Health
              Services Obligation Group
             6.00%, 8/15/16.....................................      1,069,550
   1,335,000 North Springs, Florida,
              Water & Sewer Revenue, Series B
             6.50%, 10/1/16, (MBIA).............................      1,514,371
   1,000,000 North Tampa, Florida,
              Housing Development Corp.
             Revenue, Country Oaks Apartments, Series A
             6.90%, 1/1/24, (FNMA)..............................      1,057,370
   1,000,000 Okaloosa County, Florida,
              Water & Sewer Revenue
             6.00%, 7/1/11, (AMBAC).............................      1,144,960
             Orange County, Florida,
              Health Facilities Authority Revenue:
   3,000,000 Lakeside Alternatives Inc.
             6.50%, 7/1/13......................................      3,312,510
   2,000,000 Orlando Regional Healthcare,
             Series C
             6.25%, 10/1/21.....................................      2,362,940
             Series 3:
   5,225,000 5.30%, 10/1/06.....................................      5,648,016
   5,785,000 5.50%, 10/1/08.....................................      6,377,789
   2,000,000 5.70%, 10/1/11.....................................      2,231,100
             Orlando & Orange County, Florida,
              Expressway Authority Revenue:
      40,000 8.25%, 7/1/15, (FGIC)..............................         56,200
   4,550,000 Jr. Lien
             6.50%, 7/1/11, (FGIC)..............................      5,434,429
  10,000,000 Refunding, Sr. Lien
             5.375%, 7/1/10, (AMBAC)............................     10,560,400
             Orlando, Florida,
              Utilities Commission, Water & Electric Revenue:
   4,000,000 6.00%, 10/1/10.....................................      4,594,680
   4,000,000 Linked SAVRs/RIBs
             5.60%, 10/6/17, (a)................................      4,231,720
   3,000,000 Series 78A
             6.25%, 4/1/05......................................      3,381,630
             Palm Beach County, Florida,
              Criminal Justice Facilities Revenue:
  15,195,000 5.75%, 6/1/12, (FGIC)..............................     17,009,435
   3,000,000 7.20%, 6/1/15, (FGIC)..............................      3,852,780

--------------------------------------------------------------------------------
                                   EVERGREEN
                          Florida Municipal Bond Fund
--------------------------------------------------------------------------------

                       SCHEDULE OF INVESTMENTS(continued)

                                August 31, 1998

--------------------------------------------------------------------------------
  Principal
   Amount                                                           Value
--------------------------------------------------------------------------------
 MUNICIPAL OBLIGATIONS - CONTINUED
             FLORIDA - CONTINUED
 $ 1,880,000 Palm Beach County, Florida,
              General Obligation, Series B
             6.50%, 7/1/10....................................   $  2,248,706
             Palm Beach County, Florida,
              Health Facilities Authority Revenue:
     975,000 Abbey Delray South Project
             5.20%, 10/1/06...................................      1,001,530
             Good Samaritan Health Systems:
   3,695,000 6.20%, 10/1/11...................................      4,177,382
   6,000,000 6.30%, 10/1/22...................................      6,819,900
   1,000,000 Waterford Project
             5.50%, 10/1/15...................................      1,006,880
   2,000,000 Palm Beach County, Florida,
              Industrial Development Resource, Geriatric Care
              Inc. Project
             6.55%, 12/1/16...................................      2,198,160
   5,500,000 Palm Beach County, Florida,
              Solid Waste Authority Revenue, Refunding and
              Improvement
             5.75%, 12/1/04, (MBIA)...........................      5,972,120
   5,000,000 Pasco County, Florida,
              Health Facilities Authority, Hospital Revenue,
              Series 2
             5.60%, 10/1/10...................................      5,345,150
   3,695,000 Pasco County, Florida,
              Housing Finance Authority Revenue, Multifamily
              Housing, Oak Trail Apartments Project, Series A
             5.35%, 6/1/27....................................      3,880,858
   2,500,000 Pembroke Pines, Florida,
              Consolidated Utility Systems Revenue
             6.25%, 9/1/04, (FGIC)............................      2,707,125
             Pinellas County, Florida,
              Educational Facilities Authority Revenue, Barry
              University Project:
   7,685,000 5.375%, 10/1/23..................................      7,735,568
   2,890,000 5.50%, 10/1/13...................................      3,041,638
             Pinellas County, Florida,
              Housing Finance Authority:
   3,240,000 Multifamily Revenue, Emerald Bay Apartments,
             Series A
             5.00%, 4/1/28....................................      3,285,652
             Single Family Housing Revenue,
             Series C 1:
   1,800,000 5.375%, 9/1/19...................................      1,817,874
   1,790,000 5.40%, 9/1/22....................................      1,807,757
   5,455,000 6.30%, 3/1/29....................................      5,891,127
   8,350,000 Polk County, Florida,
              Industrial Development Authority, Tampa Electric
              Co. Project
             5.85%, 12/1/30...................................      8,926,901
   5,500,000 Reedy Creek, Florida,
              Improvement District, Series A
             6.15%, 6/1/03, (MBIA)............................      5,864,375
   1,500,000 Saint Lucie County, Florida,
              School District
             6.00%, 7/1/04, (AMBAC)...........................      1,629,645
             Saint Petersburg, Florida,
              Public Utility Revenue:
   2,000,000 6.40%, 10/1/01...................................      2,096,720
             Saint Petersburg, Florida,
              Public Utility Revenue - continued:
   3,000,000 Utility Tax
             5.95%, 6/1/04, (AMBAC).............................     3,256,650
   1,800,000 Sarasota County, Florida,
              Health Facilities Authority Revenue, Sunnyside
              Property
             6.00%, 5/15/10.....................................      1,877,130
   3,590,000 Seacoast, Florida,
              Utility Authority Revenue, Water & Sewer System,
              Series A
             5.50%, 3/1/18, (FGIC)..............................      3,896,406
   3,000,000 Seminole County, Florida,
              School District
             6.00%, 8/1/03, (MBIA)..............................      3,281,700
   1,250,000 St. John's County, Florida,
              Industrial Development Authority Revenue, Series A
             5.25%, 3/1/11......................................      1,292,837
   7,505,000 Sunrise, Florida,
              Utility Systems Revenue
             5.50%, 10/1/18.....................................      8,146,527
   2,000,000 Tallahassee, Florida,
              Health Facilities Revenue, Tallahassee Memorial
              Regional Medical
             6.625%, 12/1/13, (MBIA)............................      2,269,980
   6,355,000 Tampa, Florida,
              Capital Improvements Program Revenue, Series B
             8.375%, 10/1/18....................................      6,380,484
      45,000 Tampa, Florida,
              Guaranteed Entitlement Revenue, Series B
             8.50%, 10/1/18.....................................         45,184
             Tampa, Florida,
              Health Systems, Catholic Health Revenue, Series A
              1:
   5,000,000 5.50%, 11/15/13....................................      5,453,550
   2,000,000 5.50%, 11/15/14, (MBIA)............................      2,179,920
             Tampa, Florida,
              Utility Tax Improvement:
   2,940,000 5.25%, 10/1/10.....................................      3,163,587
   3,090,000 5.25%, 10/1/11.....................................      3,317,177
   2,160,000 Tampa-Hillsborough County, Florida,
              Expressway Authority Revenue
             5.25%, 7/1/09......................................      2,317,637
   1,000,000 Tarpon Springs, Florida,
              Health Facilities Authority Revenue, Ellen
              Memorial Hospital
             7.625%, 5/1/21.....................................      1,076,870
             Volusia County, Florida,
              Educational Facilities Authority Revenue, Embry-
              Riddle Aero, Series A:
   3,500,000 6.125%, 10/15/16...................................      3,763,480
   2,600,000 6.125%, 10/15/26...................................      2,785,120
   1,800,000 Volusia County, Florida,
              General Obligation
             5.85%, 7/1/03, (AMBAC).............................      1,955,628
   3,000,000 Volusia County, Florida,
              School District
             6.00%, 8/1/01, (FGIC)..............................      3,189,000
                                                                   ------------
                                                                    634,328,023
                                                                   ------------

--------------------------------------------------------------------------------
                                   EVERGREEN
                          Florida Municipal Bond Fund
--------------------------------------------------------------------------------

                       SCHEDULE OF INVESTMENTS(continued)

                                August 31, 1998

--------------------------------------------------------------------------------
   Amount                                                             Value
--------------------------------------------------------------------------------
 MUNICIPAL OBLIGATIONS - CONTINUED
             PUERTO RICO - 0.9%
 $ 1,000,000 Commonwealth of Puerto Rico,
              Aquaduct & Sewer Authority Revenue
             6.25%, 7/1/12......................................   $  1,157,380
   3,000,000 Commonwealth of Puerto Rico,
              Linked Bond Payment Obligation
             7.00%, 7/1/10, (MBIA) (a)..........................      3,716,430
     870,000 Commonwealth of Puerto Rico,
              Industrial Tourist, Educational, Medical and
              Environmental Control Facilities, Hospital Auxilio
              Mutuo Obligation, Series A
             6.25%, 7/1/24......................................        975,896
                                                                   ------------
                                                                      5,849,706
                                                                   ------------
             U.S. VIRGIN ISLANDS - 2.3%
             Virgin Islands, Public Finance Authority, Series A:
   5,335,000 5.20%, 10/1/10.....................................      5,497,131
   6,250,000 5.50%, 10/1/18.....................................      6,405,063
   2,945,000 Virgin Islands, Water & Power Authority
             5.375%, 7/1/10.....................................      3,089,334
                                                                   ------------
                                                                     14,991,528
                                                                   ------------
             Total Municipal Obligations
              (cost $619,501,951)...............................    655,169,257
                                                                   ------------
MUTUAL FUND SHARES - 1.8% (COST $11,874,000)
11,874,000  Federated Municipal Obligations Fund................     11,874,000
                                                                   ------------
            TOTAL INVESTMENTS -
             (COST $631,375,951).........................   101.3%  667,043,257
            OTHER ASSETS AND LIABILITIES - NET...........    (1.3)   (8,836,115)
                                                            -----  ------------
            NET ASSETS -.................................   100.0% $658,207,142
                                                            =====  ============

(a) At the discretion of the portfolio manager, these securities may be separated into securities with interest or principal payments that are linked to another rate or index and therefore would be considered derivative securities.
(b) Effective Yield (calculated at the date of purchase) is the yield at which the bond accretes on an annual basis until maturity date.

LEGEND OF ABBREVIATIONS:
AMBAC Insured by American Municipal Bond Assurance Corporation FGIC Insured by Federal Guaranty Insurance Company
FNMA  Insured by Federal National Mortgage Association
FSA   Insured by Financial Security Assurance Company
GNMA  Insured by Government National Mortgage Association
LOC   Letter of Credit
MBIA Insured by Municipal Bond Investors Assurance Corporation RIBs Residual Interest Bonds
SAVRs Select Auction Variable Rate Securities
                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                   EVERGREEN
                          Georgia Municipal Bond Fund
--------------------------------------------------------------------------------

                            SCHEDULE OF INVESTMENTS

                                August 31, 1998

--------------------------------------------------------------------------------
 Principal
   Amount                                                              Value
--------------------------------------------------------------------------------
 MUNICIPAL OBLIGATIONS - 98.0%
            GEORGIA - 91.7%
 $1,000,000 Albany Dougherty, Georgia, Development Authority,
             Solid Waste Disposal Revenue, Procter & Gamble Paper
             Products 5.30%, 5/15/26.............................   $ 1,012,980
  2,000,000 Americus Sumpter County, Georgia, Hospital Revenue,
             Sumpter Regional Hospital Project, Anticipation
             Certificates 5.25%, 12/1/14, (AMBAC)................     2,093,340
            Appling County, Georgia,
             Development Authority, Pollution Control Revenue,
             Oglethorpe Power Corp., Hatch Project:
  1,055,000 7.125%, 1/1/15, (MBIA)...............................     1,192,720
    500,000 7.15%, 1/1/21, (MBIA)................................       565,855
            Atlanta, Georgia,
             Airport Facilities Revenue:
  1,500,000 Capital Appreciation,
            (Eff. Yield 6.33%) (a)
            0.00%, 1/1/10, (MBIA)................................       840,195
            Series A:
  2,000,000 6.50%, 1/1/06, (AMBAC)...............................     2,284,900
  1,000,000 6.50%, 1/1/10, (AMBAC)...............................     1,179,870
            Baldwin County, Georgia,
             Hospital Authority Revenue,
             Oconee Regional Medical Center:
  1,465,000 5.25%, 12/1/12.......................................     1,491,092
  2,000,000 5.25%, 12/1/22.......................................     1,956,880
  4,000,000 Brunswick & Glynn County, Georgia, Development
             Authority Revenue, Georgia Pacific Corp. Project
             5.55%, 3/1/26.......................................     4,050,920
    300,000 Butts County, Georgia,
             Certificates of Participation
             6.75%, 12/1/14, (MBIA)..............................       341,640
  1,320,000 Cartersville, Georgia,
             Development Authority Revenue, Water & Waste
             Facilities 7.40%, 11/1/10...........................     1,648,957
    120,000 Cartersville, Georgia,
             General Obligation
             6.70%, 1/1/12.......................................       143,965
    500,000 Clayton County, Georgia,
             Housing Authority Mortgage Revenue 7.125%, 12/1/25,
             (FHA/VA)............................................       548,990
  1,600,000 Coffee County, Georgia,
             Hospital Authority, Revenue Anticipation
             Certificates, Coffee Regional Medical Center, Series
             A 6.75%, 12/1/16....................................     1,676,960
            College Park, Georgia,
             Business and Industrial Development Authority, Civic
             Center Project Revenue, Series A:
  1,435,000 5.70%, 9/1/09, (FSA).................................     1,585,015
  1,470,000 5.75%, 9/1/10, (FSA).................................     1,621,807
  1,000,000 Conyers, Georgia,
             Water & Sewer Revenue, Series A
             6.60%, 7/1/15, (AMBAC) (ETM)........................     1,143,850
            DeKalb County, Georgia,
             Housing Authority Revenue:
  1,465,000 Multi-Family, North Hill
            Apartments Project
            6.625%, 1/1/05, (FNMA).................................   1,606,065
    500,000 The Lakes at Indian Creek Project
            7.15%, 1/1/25, (FSA)...................................      548,125
    500,000 DeKalb County, Georgia,
             School District, Series A
             6.25%, 7/1/11.........................................      585,630
  1,000,000 Effingham County, Georgia,
             Development Authority, Solid Waste Disposal Revenue,
             Fort James Project
             5.625%, 7/1/18........................................    1,009,300
            Effingham County, Georgia,
             School District:
  1,260,000 6.25%, 2/1/07, (MBIA).................................     1,439,575
  1,160,000 6.25%, 2/1/08, (MBIA).................................     1,334,569
    500,000 6.25%, 2/1/09, (MBIA).................................       578,420
            Fayette County, Georgia,
             School District:
    600,000 6.125%, 3/1/15........................................       658,902
  2,200,000 6.25%, 3/1/06.........................................     2,492,138
  1,000,000 Forsyth County, Georgia,
             School District
             6.75%, 7/1/16........................................     1,233,180
  3,000,000 Fulton County, Georgia,
             Development Authority,
             Special Facilities Revenue,
             Delta Airlines Inc. Project
             5.45%, 5/1/23........................................     3,002,070
    600,000 Fulton County, Georgia,
             Housing Authority, Multifamily Housing Revenue,
             Concorde Place Apartments
             Project, Series C
             6.90%, 1/1/28........................................       628,260
            Fulton County, Georgia,
             Water & Sewer Revenue:
  1,600,000 5.25%, 1/1/13, (FGIC).................................     1,689,040
  1,420,000 6.25%, 1/1/06, (FGIC).................................     1,604,870
  1,500,000 6.25%, 1/1/09, (FGIC).................................     1,733,730
    390,000 6.375%, 1/1/14, (FGIC) (ETM)..........................       463,148
     10,000 6.375%, 1/1/14, (FGIC)................................        11,851
            Gainesville, Georgia,
             Water & Sewer Revenue:
  1,000,000 5.25%, 11/15/10, (FGIC)................................    1,076,600
  1,000,000 Series B, Prerefunded
            7.20%, 11/15/10, (FGIC)................................    1,092,740
    500,000 George L. Smith II, Georgia,
             World Congress Center Authority Revenue, Domed Stadium
             Project
             7.875%, 7/1/20, (MBIA)................................      542,530
            Georgia State,
             General Obligation:
  1,000,000 Series B
            7.00%, 11/1/08.........................................    1,087,600
  2,000,000 Series C
            2.25%, 8/1/17..........................................    1,372,580

-------------------------------------------------------------------------------
                                   EVERGREEN
                          Georgia Municipal Bond Fund
-------------------------------------------------------------------------------

                       SCHEDULE OF INVESTMENTS(continued)
                                August 31, 1998

--------------------------------------------------------------------------------
 Principal
   Amount                                                                Value
--------------------------------------------------------------------------------
 MUNICIPAL OBLIGATIONS - CONTINUED
            GEORGIA - CONTINUED
 $  395,000 Georgia State,
             Housing & Finance Authority Revenue, Series A
             6.55%, 12/1/27, (FHA/VA)..............................   $   424,988
            Georgia State,
             Municipal Electric Authority Power Revenue:
             Project One Subordinated,
             Series A:
    100,000  5.25%, 1/1/09, (AMBAC).................................      106,207
  1,000,000  6.00%, 1/1/07, (MBIA)..................................    1,120,170
             Series B:
    500,000  6.20%, 1/1/10..........................................      564,810
  1,000,000  6.25%, 1/1/17, (MBIA)..................................    1,169,340
    400,000  Series EE
             7.25%, 1/1/24, (AMBAC).................................      534,096
  1,000,000  Series Z
             5.50%, 1/1/12, (MBIA)..................................    1,085,770
    500,000 Glynn-Brunswick, Georgia,
             Memorial Hospital Authority,
             Revenue Anticipation Certificates
             6.00%, 8/1/16, (MBIA).................................       545,980
    500,000 Griffin Spalding County, Georgia,
             School System
             7.50%, 2/1/02, (FSA)..................................       557,290
  2,500,000 Gwinnett County, Georgia,
             Water & Sewer Revenue,
             Certificates of Participation
             8.60%, 8/1/03.........................................     3,020,225
            Hall County, Georgia,
             School District, Prerefunded:
  1,210,000  6.45%, 12/1/09, (AMBAC)................................    1,392,032
    500,000  6.70%, 12/1/14, (AMBAC)................................      582,075
            Metro Atlanta, Georgia,
             Rapid Transit Authority, Georgia
             Sales Tax Revenue:
    830,000  Series D
             7.00%, 7/1/11, (FGIC) (ETM)............................    1,029,632
  1,000,000  Series P
             6.25%, 7/1/11, (AMBAC).................................    1,169,130
  1,000,000 Middle, Georgia,
             Coliseum Authority, Georgia Coliseum Revenue, Series A
             5.375%, 7/1/14........................................     1,041,080
            Monroe County, Georgia,
             Development Authority,
             Pollution Control Revenue, Oglethorpe Power
             Corporation,
             Series A:
  1,000,000  6.45%, 1/1/05..........................................    1,125,690
  1,000,000  6.70%, 1/1/09..........................................    1,177,590
    525,000 Peach County, Georgia,
             School District
             6.50%, 2/1/06, (MBIA).................................       602,327
  1,500,000 Richmond County, Georgia, Development Authority
             Revenue, Southern Care,Series C,
             (Eff. Yield 5.72%) (a)
             0.00%, 12/1/21, (ETM).................................       426,780
           Savannah, Georgia,
             Economic Development Authority
             Revenue:
             Mighty Eighth Air Force:
  1,000,000  5.875%, 1/1/12........................................     1,068,930
    860,000  5.875%, 1/1/15........................................       910,800
    775,000 Southern Care, Series C,
             (Eff. Yield 5.72%)(a)
             0.00%, 12/1/21, (ETM).................................       220,503
            Savannah, Georgia,
             Hospital Authority Revenue,
             St. Joseph's Hospital Project:
    800,000  6.00%, 7/1/00.........................................       829,400
  3,000,000  6.125%, 7/1/12........................................     3,237,390
    500,000  6.20%, 7/1/23.........................................       532,650
  1,300,000 Washington, Georgia,
             County School District,
             6.875%, 1/1/14, (AMBAC)...............................     1,523,431
                                                                      -----------
                                                                       77,169,175
                                                                      -----------
            PUERTO RICO - 1.4%
  1,000,000 Commonwealth of Puerto Rico,
             General Obligation
             6.25%, 7/1/08, (MBIA).................................     1,163,680
                                                                      -----------
            U. S. VIRGIN ISLANDS - 4.9%
  2,000,000 Virgin Islands, Public Finance Authority,
             Senior Lien, Series A
            5.50%, 10/1/22.........................................     2,042,600
  2,000,000 Virgin Islands, Water & Power
             Authority, Electric Systems Revenue
             5.25%, 7/1/09.........................................     2,084,640
                                                                      -----------
                                                                        4,127,240
                                                                      -----------
            Total Municipal Obligations (cost $77,019,269).........    82,460,095
                                                                      -----------

-------------------------------------------------------------------------------
                                   EVERGREEN
                          Georgia Municipal Bond Fund
-------------------------------------------------------------------------------

                       SCHEDULE OF INVESTMENTS(continued)
                                August 31, 1998

--------------------------------------------------------------------------------
   Shares                                                               Value
--------------------------------------------------------------------------------
 MUTUAL FUND SHARES - 1.0% (COST $843,000)
    843,000 Federated Municipal Obligations Fund..................   $   843,000
                                                                     -----------
            TOTAL INVESTMENTS -
             (COST $77,862,269)...........................     99.0%  83,303,095
            OTHER ASSETS AND LIABILITIES - NET............      1.0      817,387
                                                             ------  -----------
            NET ASSETS - .................................   100.00% $84,120,482
                                                             ======  ===========

(a) Effective Yield (calculated at the date of purchase) is the yield at which the bond accretes on an annual basis until maturity date.

LEGEND OF ABBREVIATIONS:
AMBAC  Insured by American Municipal Bond Assurance Corporation
ETM    Escrowed to Maturity
FGIC   Insured by Federal Guaranty Insurance Company
FHA/VA Insured by Federal Housing Authority/Veterans Administration
FNMA   Insured by Federal National Mortgage Association
FSA    Insured by Financial Security Assurance Company
MBIA   Insured by Municipal Bond Investors Assurance Corporation


                  See Combined Notes to Financial Statements.

-------------------------------------------------------------------------------
                                   EVERGREEN
                         Maryland Municipal Bond Fund
-------------------------------------------------------------------------------

                            SCHEDULE OF INVESTMENTS
                                August 31, 1998

--------------------------------------------------------------------------------
 Principal
   Amount                                                             Value
--------------------------------------------------------------------------------
 MUNICIPAL  OBLIGATIONS - 97.4%
            DISTRICT OF COLUMBIA - 4.7%
 $1,300,000 District of Columbia,
             Metropolitan Area Transit Authority Revenue
             6.00%, 7/1/08, (FGIC)...............................   $  1,474,499
                                                                   -------------
            MARYLAND - 86.9%
  1,230,000 Annapolis, Maryland,
             Economic Development Revenue, St. John's College
             Facility
             5.50%, 10/1/18......................................      1,257,638
  1,000,000 Baltimore County, Maryland,
             Auto Parking Revenue
             5.25%, 7/1/08.......................................      1,050,840
  1,000,000 Baltimore, Maryland,
             Baltimore City Parking
             Systems Revenue, Series A
             5.25%, 7/1/17.......................................      1,055,310
  1,000,000 Calvert County, Maryland,
             Economic Development Revenue, Asbury Solomons Inc.
             5.00%, 1/1/17, (MBIA)...............................        999,930
  1,500,000 Calvert County, Maryland,
             Pollution Control Revenue, Baltimore Gas & Electric
             Company Project
             5.55%, 7/15/14......................................      1,580,775
  1,400,000 Carroll County, Maryland,
             County Commissoners,
             Consolidated Public Improvement,
             General Obligation
             5.35%, 12/1/16......................................      1,465,590
  1,430,000 Howard County, Maryland,
             Consolidated Public Improvement, General
             Obligation, Series A
             5.25%, 8/15/11......................................      1,498,626
            Maryland State, Community Development
             Administration:
    720,000  Series B
             5.30%, 9/1/23.......................................        724,313
  1,470,000  Single Family Program, 5th Series
             5.40%, 4/1/08.......................................      1,532,916
            Maryland State, Health and Higher
             Education Facilities:
             Calvert Memorial Hospital Revenue:
    100,000  4.60%, 7/1/07.......................................        101,211
    500,000  5.00%, 7/1/19.......................................        493,595
  1,000,000  Francis Scott Key Medical Center
             5.30%, 7/1/08.......................................      1,056,790
    450,000  University of Maryland
             Medical Systems
             4.80%, 7/1/10.......................................        453,857
    500,000  Upper Chesapeake Hospital
             5.50%, 1/1/20.......................................        522,410
  1,800,000 Maryland State, Stadium Authority,
             Lease Revenue, Convention Center Expansion Project
             5.875%, 12/15/11....................................      1,983,240
  1,000,000 Maryland State, State and Local Facilities
             Loan, 1st Series
             5.70%, 3/15/10.......................................     1,093,590
    850,000 Maryland State, Transportation Authority
             Facilities Revenue
             5.80%, 7/1/06........................................       941,128
            Maryland State, Washington Suburban
             Sanitation  District, Water Supply
             Revenue:
  1,600,000  5.375%, 6/1/11.......................................     1,670,192
  1,700,000  5.50%, 6/1/10........................................     1,817,215
    500,000 Montgomery County, Maryland, Consolidated Public
             Improvement, General Obligation, Series A
             5.75%, 7/1/06........................................       555,475
  1,000,000 Ocean City, Maryland,
             General Obligation
             5.50%, 3/15/09, (MBIA)...............................     1,069,760
            Prince Georges County, Maryland, Maryland National
             Park and Planning Commission, Series S-2:
    805,000  Pre-refunded
             5.125%, 7/1/10.......................................       841,410
    195,000  Unrefunded Balance
             5.125%, 7/1/10.......................................       208,755
  1,300,000 Prince Georges County, Maryland, Stormwater
             Management Revenue, Hyattsville District Court
             Facility, Series A
             6.00%, 7/1/09........................................     1,441,700
  1,400,000 University of Maryland, Systems Auxiliary Revenue,
             Series A
             5.40%, 4/1/09........................................     1,501,402
                                                                     -----------
                                                                      26,917,668
                                                                     -----------
            U. S. VIRGIN ISLANDS - 5.8%
  1,000,000 Virgin Islands, Public Finance Authority
             Revenue, Senior Lien, Series A
             5.625%, 10/1/25......................................     1,027,960
    750,000 Virgin Islands, Water and Power
             Authority Revenue
             5.30%, 7/1/18........................................       756,510
                                                                     -----------
                                                                       1,784,470
                                                                     -----------
            Total Municipal Obligations
             (cost $28,734,829)...................................    30,176,637
                                                                     -----------
--------------------------------------------------------------------------------
Shares
--------------------------------------------------------------------------------
 MUTUAL FUND SHARES - 1.9% (COST $585,000)
    585,000 Federated Municipal Obligations Fund .................       585,000
                                                                     -----------
            TOTAL INVESTMENTS -
             (COST $29,319,829)............................   99.3%   30,761,637
            OTHER ASSETS AND
             LIABILITIES - NET.............................    0.7       211,636
                                                             -----   -----------
            NET ASSETS - ..................................  100.0%  $30,973,273
                                                             =====   ===========

LEGEND OF ABBREVIATIONS:
FGIC    Insured by Federal Guaranty Insurance Company
MBIA    Insured by Municipal Bond Investors Assurance Corporation

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                   EVERGREEN
                      North Carolina Municipal Bond Fund
--------------------------------------------------------------------------------

                            SCHEDULE OF INVESTMENTS
                                August 31, 1998

--------------------------------------------------------------------------------
 Principal
 Amount                                                                 Value
--------------------------------------------------------------------------------
 MUNICIPAL OBLIGATIONS - 98.2%
           NORTH CAROLINA - 91.6%
           Appalachian State University, North
             Carolina, Revenue Refunding:
 $1,510,000  Student Fee
             5.00%, 5/15/12, (MBIA)................................. $ 1,575,489
  1,135,000  Utility Systems
             5.00%, 5/15/12, (MBIA).................................   1,179,526
  1,435,000 Asheville, North Carolina,
             Housing Authority Revenue, Multifamily Housing,
             Woodridge Apartments
             5.80%, 11/20/39, (GNMA)...............................    1,488,812
  1,000,000 Buncombe County, North Carolina, General Obligation
             5.10%, 3/1/10.........................................    1,065,440
  1,240,000 Burlington, North Carolina,
             Burlington Homes, Section 8,
             Series A
             6.00%, 8/1/09.........................................    1,317,029
  2,480,000 Cabarrus County, North Carolina, General Obligation
             5.30%, 2/1/11, (MBIA).................................    2,656,452
  1,000,000 Chapel Hill, North Carolina,
             Parking Facilities Revenue, Certificates of
             Participation
             6.35%, 12/1/18........................................    1,103,380
             Charlotte, North Carolina,
             Certificates of Participation:
  1,735,000 Cityfair Parking Facility Project,
             Series A
             6.125%, 6/1/10.........................................   1,898,541
  1,000,000  Convention Facility Project
             6.65%, 12/1/03, (AMBAC)................................   1,098,810
             Stadium Parking Facilities Project,
             Series C:
  1,245,000  6.00%, 6/1/10..........................................   1,355,220
  1,475,000  6.00%, 6/1/14..........................................   1,600,891
  5,000,000 Charlotte, North Carolina,
             General Obligation
             5.00%, 2/1/10.........................................    5,294,450
  1,435,000 Charlotte, North Carolina,
             Housing Development Corp., Mortgage Revenue,
             Vantage 78 Apartments
             6.60%, 7/15/21........................................    1,501,670
            Charlotte, North Carolina,
             Mecklenberg Hospital, Unrefunded Balance:
  1,050,000  5.75%, 1/1/12..........................................   1,120,046
  1,495,000  6.00%, 1/1/05..........................................   1,611,117
 15,000,000 Charlotte, North Carolina,
             Special Facilities Revenue, Charlotte Douglas
             International Airport
             5.60%, 7/1/27.........................................   15,076,050
  3,850,000 Charlotte, North Carolina,
             Water & Sewer Revenue
             5.70%, 2/1/09.........................................    4,231,881
  1,000,000 Coastal Regional North Carolina Solid Waste Management
             Authority Revenue, Disposal Systems
             6.50%, 6/1/08.........................................    1,078,300
  2,000,000 Craven County, North Carolina,
             General Obligation
             6.40%, 6/1/00.........................................    2,092,980
  4,000,000 Craven County, North Carolina,
             Industrial Facilities and Pollution Control
             Financing Authority Revenue, Weyerhaeuser Company
             Project
             6.35%, 1/1/10.......................................      4,330,880
  2,390,000 Cumberland County, North Carolina, Certificates of
             Participation, Civic Center Project, Series A
             6.40%, 12/1/24, (AMBAC).............................      2,744,437
            Cumberland County, North Carolina,
             General Obligation:
  2,100,000  5.90%, 2/1/10........................................     2,307,837
  2,100,000  5.90%, 2/1/11........................................     2,307,837
  2,100,000  5.90%, 2/1/12........................................     2,307,837
  1,075,000  5.90%, 2/1/13........................................     1,181,393
            Durham County, North Carolina,
             Certificates of Participation, Hospital
             and Office Facilities Project:
  1,235,000  5.60%, 5/1/06........................................     1,340,173
  1,305,000  5.70%, 5/1/07........................................     1,419,892
  1,375,000  5.75%, 5/1/08........................................     1,499,479
            Durham County, North Carolina, Certificates of
             Participation,
             New Durham Corporation:
  1,160,000  Series A
             5.25%, 12/1/10.......................................     1,249,100
  1,485,000  Series B
             5.25%, 12/1/11.......................................     1,595,142
    800,000 Durham County, North Carolina,
             General Obligation
             7.10%, 5/1/09.......................................        859,696
  2,750,000 Durham County, North Carolina, Multifamily Housing
             Revenue, Ivy Commons Project
             8.00%, 3/1/29.......................................      2,846,140
            Durham County, North Carolina,
             Public Improvement Bonds,
             Series 95:
  2,400,000  5.80%, 2/1/10........................................     2,640,720
  2,400,000  5.80%, 2/1/11........................................     2,629,344
            Fayetteville, North Carolina,
             Public Works Commission Revenue,
             Series A:
  2,000,000  6.00%, 3/1/12, (FSA).................................     2,156,760
  1,360,000  6.75%, 3/1/03, (AMBAC)...............................     1,514,999
  1,305,000  6.75%, 3/1/04, (AMBAC)...............................     1,476,490
  1,380,000  6.75%, 3/1/05, (AMBAC)...............................     1,585,979
  1,025,000 Franklin County, North Carolina, Certificates of
             Participation, Jail and School Projects, Prerefunded
             Balance
             6.20%, 6/1/04, (FGIC)...............................      1,140,846
    915,000 Fremont, North Carolina, Housing Development
             Corporation Revenue, First Lien, Torhunta Apartments
             6.75%, 7/15/22, (FHA)...............................        964,428
            Gastonia, North Carolina, Combined
             Utilities Systems Revenue:
  1,000,000  6.00%, 5/1/14, (MBIA)................................     1,117,510
  1,505,000  6.10%, 5/1/19, (MBIA)................................     1,689,423

--------------------------------------------------------------------------------
                                   EVERGREEN
                      North Carolina Municipal Bond Fund
--------------------------------------------------------------------------------

                       SCHEDULE OF INVESTMENTS(continued)
                                August 31, 1998


--------------------------------------------------------------------------------
  Principal
   Amount                                                             Value
--------------------------------------------------------------------------------
 MUNICIPAL OBLIGATIONS - CONTINUED
             NORTH CAROLINA - CONTINUED
             Greensboro, North Carolina,
              Certificates of Participation,
              Colliseum Arena Expansion Project:
 $ 1,000,000  6.40%, 12/1/01......................................  $ 1,079,670
   1,100,000  6.65%, 12/1/04......................................    1,205,149
             Greensboro, North Carolina,
              Combined Enterprise Systems Revenue, Series A:
   1,615,000  5.20%, 6/1/10.......................................    1,700,692
     880,000  6.50%, 6/1/02.......................................      960,643
   1,050,000  6.50%, 6/1/03.......................................    1,165,332
   1,300,000  6.50%, 6/1/05.......................................    1,483,066
     500,000 Guilford County, North Carolina,
              Various Purpose Revenue
              6.10%, 2/1/02......................................       529,410
   1,000,000 Harnett County, North Carolina, Certificates of
              Participation
              6.40%, 12/1/14, (AMBAC)............................     1,131,630
             Haywood County, North Carolina, Industrial
              Facilities and Pollution Control Finance Authority
              Revenue, Champion International Corporation
              Project:
   2,500,000  6.00%, 3/1/20.......................................    2,653,625
   1,750,000  6.25%, 9/1/25.......................................    1,894,532
             Martin County, North Carolina,
              Industrial Facilities and Pollution Control
              Financing Authority Revenue, Weyerhaeuser Company
              Project:
   1,100,000  8.50%, 6/15/99......................................    1,141,470
   4,750,000  Solid Waste Disposal Revenue
              6.80%, 5/1/24.......................................    5,282,380
   6,500,000 Mecklenburg County, North Carolina, General
              Obligation
              5.00%, 4/1/09......................................     6,911,840
             Mecklenburg County, North Carolina, Public
              Improvement Revenue:
   4,095,000  5.40%, 4/1/08.......................................    4,410,602
   5,000,000  5.40%, 4/1/09.......................................    5,359,950
             North Carolina Medical Care Commission:
   5,035,000  5.25%, 12/1/10......................................    5,301,704
   1,000,000  5.25%, 1/1/12.......................................      999,920
   2,630,000  5.375%, 2/15/11.....................................    2,746,667
   1,600,000  5.375%, 1/1/22......................................    1,591,456
             North Carolina State, Eastern Municipal
              Power Agency, Power Systems Revenue:
              Series A:
   1,700,000  4.50%, 1/1/24.......................................    1,615,034
   1,200,000  5.00%, 1/1/17.......................................    1,222,368
   5,000,000  5.00%, 1/1/21.......................................    5,072,000
   5,000,000  5.70%, 1/1/13, (MBIA)...............................    5,432,900
   1,415,000  6.00%, 1/1/26.......................................    1,638,556
   3,750,000  6.50%, 1/1/18, (ETM)................................    4,279,987
     650,000  7.50%, 1/1/10.......................................      823,576
   5,440,000  Series B
              6.00%, 1/1/22.......................................    5,900,006
   6,500,000  Series C
              6.00%, 1/1/18, (AMBAC)..............................    7,395,115
   5,500,000 North Carolina State, Educational
              Facilities, Finance Authority
              Revenue, Wake Forest University
              5.00%, 11/1/17......................................    5,527,665
  15,600,000 North Carolina State, Highway Revenue, Series A
              5.00%, 5/1/11.......................................   16,446,612
             North Carolina State, Housing Finance and Development
              Authority Revenue, Single Family Mortgage:
   1,060,000  Series EE
              5.90%, 9/1/13.......................................    1,128,147
   3,835,000  Series JJ
              6.15%, 3/1/11.......................................    4,120,286
   1,225,000  Series T
              7.05%, 9/1/20.......................................    1,304,968
     970,000  Series W
              6.20%, 9/1/09.......................................    1,039,675
             North Carolina State, Medical Care Commission
              Hospital Revenue:
     920,000  Carolina Medicorp Project
              6.30%, 5/1/01.......................................      978,466
  10,000,000  Firsthealth of The Carolinas
              4.75%, 10/1/26......................................    9,494,400
              Grace Hospital Incorporated:
   3,825,000  5.25%, 10/1/13......................................    3,935,083
   1,110,000  6.50%, 10/1/05......................................    1,267,898
   1,180,000  6.50%, 10/1/06......................................    1,359,974
              High Point Regional Health Systems:
   1,605,000  5.50%, 10/1/08......................................    1,751,569
   1,445,000  5.50%, 10/1/09......................................    1,577,810
     900,000  Presbyterian Health Services
              Corp. Project
              6.125%, 10/1/14.....................................      990,612
     925,000  Presbyterian Hospital Project
              7.30%, 10/1/15......................................    1,009,314
              Rex Hospital Project:
   2,500,000  6.125%, 6/1/10......................................    2,779,350
   3,700,000  6.25%, 6/1/17.......................................    4,133,307
              Transylvania Community Hospital Inc.:
   1,130,000  5.50%, 10/1/12......................................    1,140,215
   1,090,000  5.75%, 10/1/19......................................    1,104,203
             North Carolina State, Medical
              Care Commission, Health Care
              Facilities Revenue:
   3,100,000  5.75%, 7/1/19.......................................    3,117,453
              First Mortgage:
   2,155,000  Deerfield Episcopal
              5.30%, 11/1/04......................................    2,218,788
   3,550,000  Glenaire Project
              5.85%, 7/1/27.......................................    3,579,252
     500,000  Southminster Inc.
              6.875%, 10/1/09.....................................      531,055
   5,000,000 Stanly Memorial Hospital Project
              5.375%, 10/1/14, (AMBAC)............................    5,280,700
             North Carolina State, Municipal Power Agency,
              Electric Revenue:
              Catawba:
   5,000,000  7.25%, 1/1/07, (AMBAC)..............................    5,995,200

-------------------------------------------------------------------------------
                                   EVERGREEN
                      North Carolina Municipal Bond Fund
-------------------------------------------------------------------------------

                       SCHEDULE OF INVESTMENTS(continued)
                                August 31, 1998
                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
 Principal
   Amount                                                             Value
--------------------------------------------------------------------------------

 MUNICIPAL OBLIGATIONS - CONTINUED
            NORTH CAROLINA - CONTINUED
            North Carolina State, Municipal Power Agency,
             Electric Revenue - continued:
            Catawba - continued:
 $2,000,000 (Eff. Yield 6.70%) (a)
            0.00%, 1/1/10........................................   $ 1,181,340
  5,500,000 Series B
            5.00%, 1/1/20........................................     5,542,350
            North Carolina State, Student Educational Assistance
             Authority Revenue:
  1,000,000 Series A:
            6.05%, 7/1/10........................................     1,072,680
  2,000,000 6.30%, 7/1/15........................................     2,162,780
  2,375,000 Series C
            6.35%, 7/1/16........................................     2,585,282
  1,000,000 Onslow County, North Carolina,
             General Obligation
             5.70%, 3/1/10, (MBIA)...............................     1,088,590
  1,000,000 Pitt County, North Carolina,
             Certificates of Participation,
             Pitt County Public Facilities Revenue, Series A
             5.55%, 4/1/12, (MBIA)...............................     1,084,440
  1,180,000 Randolph County, North Carolina, General Obligation
             6.40%, 4/1/03.......................................     1,266,683
            University of North Carolina, Chapel Hill, Revenue
             Refunding Utilities Systems:
  3,600,000 (Eff. Yield 5.11%) (a)
            0.00%, 8/1/12........................................     1,870,596
  6,760,000 (Eff. Yield 5.16%) (a)
            0.00%, 8/1/21........................................     2,203,895
  6,410,000 (Eff. Yield 5.25%) (a)
            0.00%, 8/1/17........................................     2,551,244
  1,835,000 University of North Carolina, Chapel Hill, Parking
             Systems Revenue, Series A
             5.60%, 5/15/17......................................     1,947,687
            University of North Carolina, Chapel Hill, Utilities
             Systems Revenue:
  4,100,000 (Eff. Yield 5.38%) (a)
            0.00%, 8/1/14........................................     1,909,206
  4,500,000 (Eff. Yield 5.45%) (a)
            0.00%, 8/1/16........................................     1,883,700
  1,400,000 (Eff. Yield 5.45%) (a)
            0.00%, 8/1/18........................................       529,690
  3,100,000 (Eff. Yield 5.50%) (a)
            0.00%, 8/1/19........................................     1,117,023
    410,000 (Eff. Yield 5.50%) (a)
            0.00%, 8/1/20........................................       140,700
  1,950,000 Wake County North Carolina,
             Hospital Revenue Crossover Refunding Systems,
             (Eff. Yield 4.95%) (a)
             0.00%, 10/1/10, (MBIA)..............................     1,132,248
  3,000,000 Wake County, North Carolina,
             Industrial Facilities and Pollution Control,
             Carolina Power and Light
             6.90%, 4/1/09.......................................     3,179,340
  1,500,000 Wilmington, North Carolina,
             Water Revenue
             5.60%, 6/1/07.......................................     1,623,105
  3,865,000 Winston Salem, North Carolina,
             General Obligation
             8.875%, 6/1/00......................................     4,204,733
                                                                    -----------
                                                                    294,271,020
                                                                    -----------
            PUERTO RICO - 5.0%
            Commonwealth of Puerto Rico,
             General Obligation:
  2,535,000 6.25%, 7/1/09, (MBIA)................................     2,959,334
  5,750,000 (Eff. Yield 7.50%) (a)
            0.00%, 7/1/04........................................     4,519,730
  3,350,000 Pre-refunded
            6.25%, 7/1/10, (MBIA)................................     3,926,836
            Commonwealth of Puerto Rico,
             Industrial Tourist Educational Authority:
  1,425,000 5.625%, 7/1/17.......................................     1,457,034
    500,000 5.625%, 7/1/27.......................................       508,170
  1,000,000 Commonwealth of Puerto Rico,
             Municipal Finance Agency, Series A
             5.70%, 7/1/03.......................................     1,070,350
  1,400,000 Commonwealth of Puerto Rico,
             Port Authority Revenue, American Airlines Project,
             Series A
             6.25%, 6/1/26.......................................     1,522,234
                                                                    -----------
                                                                     15,963,688
                                                                    -----------
            U. S. VIRGIN ISLANDS - 1.6%
  5,000,000 Virgin Islands,
             Public Finance Authority
             5.20%, 10/1/10......................................     5,151,950
                                                                    -----------
            Total Municipal Obligations
             (cost $294,589,037).................................   315,386,658
                                                                    -----------
--------------------------------------------------------------------------------
  Shares
--------------------------------------------------------------------------------
 MUTUAL FUND SHARES - 2.5% (COST $8,142,000)
 8,142,000 Federated Municipal Obligations Fund.................      8,142,000
                                                                   ------------
           TOTAL INVESTMENTS -(COST $302,731,037)........   100.7%  323,528,658
           OTHER ASSETS AND
            LIABILITIES - NET............................    (0.7)   (2,209,560)
                                                            -----  ------------
           NET ASSETS - .................................   100.0% $321,319,098
                                                            =====  ============

(a) Effective Yield (calculated at the date of purchase) is the yield at which the bond accretes on an annual basis until maturity date.
LEGEND OF ABBREVIATIONS:
AMBAC  Insured by American Municipal Bond Assurance Corporation
ETM    Escrowed to Maturity
FGIC   Insured by Federal Guaranty Insurance Company
FHA    Insured by Federal Housing Authority
FSA    Insured by Financial Security Assurance Company
GNMA   Insured by Government National Mortgage Association
MBIA   Insured by Municipal Bond Investors Assurance Corporation

-------------------------------------------------------------------------------
                                   EVERGREEN
                      South Carolina Municipal Bond Fund
-------------------------------------------------------------------------------

                            SCHEDULE OF INVESTMENTS
                                August 31, 1998

--------------------------------------------------------------------------------
 Principal
   Amount                                                                Value
--------------------------------------------------------------------------------
 MUNICIPAL OBLIGATIONS - 98.8%
            SOUTH CAROLINA - 89.6%
 $1,245,000 Beaufort County, South Carolina,
             Hospital Facilities Revenue, Beaufort County Memorial
             Hospital
             5.25%, 12/1/06, (AMBAC)...............................   $ 1,329,897
    400,000 Calhoun County, South Carolina,
             Solid Waste Disposal Facilities Revenue, Eastman Kodak
             Company Project
             6.75%, 5/1/17.........................................       488,140
    400,000 Camden, South Carolina,
             Public Utilities Revenue, Refunding and Improvement
             5.50%, 3/1/17.........................................       423,900
    675,000 Charleston County, South Carolina,
             General Obligation
             7.00%, 4/1/11.........................................       722,419
            Charleston County, South Carolina,
             Health Facilities Revenue, First Mortgage Episcopal
             Church:
    300,000 7.125%, 4/1/20.........................................       314,547
    750,000 Series A
            6.25%, 4/1/19..........................................       784,252
            Charleston County, South Carolina,
             Resources Recovery Revenue,
             Foster Wheeler:
  3,000,000 5.10%, 1/1/08, (AMBAC).................................     3,156,810
  2,835,000 5.25%, 1/1/10, (AMBAC).................................     3,006,461
  3,750,000 Columbia, South Carolina,
             Waterworks and Sewer Systems Revenue
             5.70%, 2/1/10.........................................     4,173,000
            Darlington County, South Carolina,
             Industrial Development Authority Revenue:
    500,000 Nucor Corp. Project, Series A
            5.75%, 8/1/23..........................................       522,270
    750,000 Sonoco Products Co. Project
            6.00%, 4/1/26..........................................       804,157
  1,000,000 Florence County, South Carolina,
             Hospital Facilities Revenue, McLeod Regional, Medical
             Center Project,
            Series A
            5.00%, 11/1/18, (MBIA).................................       997,410
            Florence County, South Carolina,
             School District Number 001:
  1,150,000 5.80%, 5/1/07, (FGIC)..................................     1,248,670
  1,175,000 5.80%, 5/1/08, (FGIC)..................................     1,275,815
  1,200,000 5.80%, 5/1/09, (FGIC)..................................     1,300,296
    200,000 Georgetown County, South Carolina,
             Water and Sewer District Revenue
             6.50%, 6/1/17.........................................       230,054
    750,000 Grand Strand, South Carolina,
             Water and Sewer Authority,
             South Carolina Waterworks and Sewer Systems Revenue
             6.375%, 6/1/12, (MBIA)................................       886,170
            Greenville, South Carolina,
             Hospital Facilities Systems Revenue:
  1,000,000 Series A
            5.40%, 5/1/07..........................................     1,073,580
            Series B:
    500,000 5.25%, 5/1/17..........................................      505,250
  3,500,000 5.60%, 5/1/10..........................................    3,758,545
    600,000 5.70%, 5/1/12..........................................      640,182
    400,000 Greenville, South Carolina,
             Memorial Auditorium District,
             General Obligation, Bi-Lo Center Project
             5.75%, 4/1/18, (AMBAC) ...............................      429,216
  1,000,000 Greenwood, South Carolina,
             Combined Public Utility Revenue
             5.50%, 12/1/08, (AMBAC)...............................    1,072,270
    300,000 Horry County, South Carolina,
             Airport Revenue, Series A
             5.60%, 7/1/17.........................................      314,229
  1,000,000 Horry County, South Carolina,
             School District, Series B
             5.50%, 1/1/12, (FGIC).................................    1,059,600
    400,000 Marion County, South Carolina,
             Hospital District Revenue
             5.375%, 11/1/25.......................................      412,080
            Medical University, South Carolina,
             Hospital Facilities Revenue:
  1,000,000 5.50%, 7/1/08, (MBIA)..................................    1,095,340
  1,000,000 5.50%, 7/1/09, (MBIA)..................................    1,095,720
            Myrtle Beach, South Carolina,
             General Obligation, State Aid Withholding:
    500,000 5.40%, 3/1/12..........................................      526,230
    525,000 5.40%, 3/1/13..........................................      551,182
            Piedmont, South Carolina,
             Municipal Power Agency, South Carolina Electric
             Revenue:
  1,000,000 6.10%, 1/1/06..........................................    1,126,850
  1,150,000 6.25%, 1/1/09..........................................    1,337,519
  2,000,000 6.25%, 1/1/21..........................................    2,356,380
            Series A:
    500,000 5.50%, 1/1/13..........................................      544,070
    500,000 5.75%, 1/1/24..........................................      500,080
  1,000,000 Richland County, South Carolina,
             General Obligation
             6.25%, 3/1/11.........................................    1,055,850
    250,000 South Carolina State,
             Educational Assistance Revenue, Guaranteed Student
             Loan, Series C
             5.875%, 9/1/07........................................      268,693
            South Carolina State,
             Housing Authority Revenue, Multifamily Housing:
    265,000 Hunting Ridge Apartments
            6.75%, 6/1/25..........................................      284,162
    300,000 Runaway Bay Apartments
            6.125%, 12/1/15........................................      312,099
    100,000 Series A
            6.80%, 11/15/11, (FNMA & FHA)..........................      106,728

-------------------------------------------------------------------------------
                                   EVERGREEN
                      South Carolina Municipal Bond Fund
-------------------------------------------------------------------------------

                       SCHEDULE OF INVESTMENTS(continued)
                                August 31, 1998

--------------------------------------------------------------------------------
 Principal
   Amount                                                             Value
--------------------------------------------------------------------------------
 MUNICIPAL OBLIGATIONS - CONTINUED
            SOUTH CAROLINA - CONTINUED
            South Carolina State,
             Housing Finance and Development Authority Revenue,
             Series A:
 $  500,000 5.95%, 7/1/29, (AMBAC & FHA).........................   $   526,180
    675,000 6.35%, 7/1/25, (FHA).................................       720,117
    100,000 6.55%, 7/1/15........................................       107,530
            Heritage Court Apartments:
    680,000 5.85%, 7/1/10........................................       711,668
    595,000 6.15%, 7/1/25, (FHA).................................       619,847
    200,000 Homeownership Mortgage
            7.55%, 7/1/11........................................       208,912
    500,000 Single Family Mortgage
            5.50%, 7/1/18, (FHA).................................       531,905
            South Carolina State,
             Jobs Economic Development Authority Revenue:
  2,000,000 Westminster Presbyterian
            5.375%, 11/15/24.....................................     1,949,080
            Hospital Facilities Revenue:
  1,410,000 Georgetown Memorial Hospital
            5.00%, 11/1/10.......................................     1,465,300
    200,000 Oconee Memorial Hospital
            6.15%, 3/1/15, (Connie Lee)..........................       218,238
            Plasti Line Inc. Project
            (LOC: Keybank, N.A.):
    220,000 5.50%, 7/1/06........................................       231,508
    200,000 5.65%, 7/1/08........................................       210,794
    200,000 5.70%, 7/1/09........................................       210,398
    190,000 5.80%, 7/1/10........................................       199,988
    230,000 5.90%, 7/1/11........................................       242,515
    400,000 6.25%, 7/1/17........................................       415,368
            South Carolina State,
             Public Service Authority Revenue:
            Series A:
    500,000 5.75%, 1/1/22, (MBIA)................................       535,750
  1,000,000 6.25%, 1/1/05, (MBIA)................................     1,119,970
            Series B:
  1,000,000 5.70%, 1/1/08, (FGIC)................................     1,101,170
  1,250,000 6.50%, 1/1/06, (FGIC)................................     1,428,912
            Spartanburg County, South Carolina,
             Health Services District Revenue, Series B:
    500,000 5.50%, 4/15/27.......................................       523,315
  1,755,000 6.00%, 4/15/07, (MBIA)...............................     1,966,618
            Three Rivers, South Carolina,
             Solid Waste Disposal Facilities Authority Revenue:
    600,000 5.15%, 1/1/04, (MBIA)................................       627,822
    870,000 5.25%, 1/1/05, (MBIA)................................       919,294
            Capital Appreciation,
            (Eff. Yield 6.12%) (a):
  1,015,000 0.00%, 1/1/16, (MBIA)................................       433,415
  1,015,000 0.00%, 1/1/17, (MBIA)................................       411,918
  1,000,000 York County, South Carolina,
             General Obligation
             5.00%, 6/1/11, (AMBAC)..............................     1,018,100
  3,085,000 York County, South Carolina,
             Industrial Development Revenue, Exempt Facilities,
             Hoechst Celanese
             5.70%, 1/1/24.......................................     3,176,871
  1,000,000 York County, South Carolina,
             School District Number 004, Fort Mill
             7.00%, 3/1/05, (FGIC)...............................     1,162,150
                                                                    -----------
                                                                     65,084,776
                                                                    -----------
            PUERTO RICO - 4.6%
  3,000,000 Commonwealth of Puerto Rico
             Public Improvement, General Obligation, Series 1995
             5.65%, 7/1/15, (MBIA)...............................     3,336,180
                                                                    -----------
            U. S. VIRGIN ISLANDS - 4.6%
  2,000,000 Virgin Islands,
             Public Finance Authority
             5.625%, 10/1/25.....................................     2,055,920
  1,250,000 Virgin Islands,
             Water and Power Authority, Electric Systems Revenue
             5.30%, 7/1/18.......................................     1,260,850
                                                                    -----------
                                                                      3,316,770
                                                                    -----------
            Total Municipal Obligations
             (cost $67,258,850)..................................    71,737,726
                                                                    -----------
--------------------------------------------------------------------------------
  Shares                                                                Value
--------------------------------------------------------------------------------
 MUTUAL FUND SHARES - 3.8% (COST $2,715,000)
 2,715,000 Federated Municipal Obligations Fund...................   $ 2,715,000
                                                                     -----------
            TOTAL INVESTMENTS -
             (COST $69,973,850)...........................   102.6%  74,452,726
            OTHER ASSETS AND
             LIABILITIES - NET ...........................    (2.6)  (1,864,108)
                                                             -----  -----------
            NET ASSETS - .................................   100.0% $72,588,618
                                                             =====  ===========

(a) Effective Yield (calculated at the date of purchase) is the yield at which the bond accretes on an annual basis until maturity date.

LEGEND OF ABBREVIATIONS:
AMBAC Insured by American Municipal Bond Assurance Corporation
FGIC  Insured by Financial Guaranty Insurance Company
FHA   Insured by Federal Housing Authority
FNMA  Insured by Federal National Mortgage Association
LOC   Letter of Credit
MBIA  Insured by Municipal Bond Investors Assurance Corporation

                  See Combined Notes to Financial Statements.

-------------------------------------------------------------------------------
                                   EVERGREEN
                         Virginia Municipal Bond Fund
-------------------------------------------------------------------------------

                            SCHEDULE OF INVESTMENTS
                                August 31, 1998

--------------------------------------------------------------------------------
 Principal
   Amount                                                              Value
--------------------------------------------------------------------------------
 MUNICIPAL OBLIGATIONS - 99.4%
            DISTRICT OF COLUMBIA - 3.7%
            District of Columbia,
             Airports Authority Revenue:
 $1,000,000 Series A
            5.38%, 10/1/17.......................................     $ 1,035,880
            Series B:
    150,000 5.50%, 10/1/16.......................................         156,186
    250,000 5.50%, 10/1/23.......................................         257,947
            District of Columbia,
             Metropolitan Area Transit Authority Revenue:
  2,975,000 6.00%, 7/1/07, (FGIC)................................       3,350,237
    600,000 6.00%, 7/1/08, (FGIC)................................         680,538
    600,000 6.00%, 7/1/09, (FGIC)................................         682,536
                                                                      -----------
                                                                        6,163,324
                                                                      -----------
            VIRGINIA - 90.9%
            Albemarle County, Virginia,
             Industrial Development Authority Revenue:
  1,000,000 Martha Jefferson Hospital
            5.75%, 10/1/08.......................................       1,070,250
            Residential Care Facility, Our Lady of Peace Inc.:
    500,000 5.75%, 7/1/19........................................         502,705
    100,000 6.45%, 7/1/15........................................         104,539
    145,000 6.625%, 7/1/21.......................................         153,255
  1,000,000 Amherst, Virginia,
             Industrial Development Authority Revenue, Georgia
             Pacific Corp. Project
             5.25%, 2/1/11.......................................       1,031,290
  1,000,000 Arlington County, Virginia,
             General Obligation
             5.90%, 8/1/10.......................................       1,115,010
  4,800,000 Bedford County, Virginia,
             Industrial Development Authority Revenue, Nekoosa
             Packaging Corp. Project, Georgia Pacific Corp.
             5.60%, 12/1/25......................................       4,864,416
  3,675,000 Big Stone Gap, Virginia,
             Redevelopment & Housing Authority,
             Correctional Facility Lease Revenue,
             Wallens Ridge Development Project
             6.00%, 9/1/07.......................................       4,113,280
  1,500,000 Blue Ridge, Virginia,
             Regional Jail Authority Revenue
             5.20%, 12/1/17, (MBIA)..............................       1,533,630
            Brunswick City, Virginia,
             Industrial Development Authority,
             Correctional Facility Lease Revenue:
  1,000,000 5.50%, 7/1/07, (MBIA)................................       1,091,970
  2,215,000 5.65%, 7/1/09, (MBIA)................................       2,431,250
    200,000 5.75%, 7/1/11, (MBIA)................................         219,858
    390,000 Buena Vista, Virginia,
             Industrial Development Authority Revenue, Water &
             Sewer Facility,
             Route 60 Project
             6.25%, 7/15/11......................................         409,726
    250,000 Charlottesville-Albemarle, Virginia, Airport
             Authority Revenue,
             6.125%, 12/1/13.....................................         263,730
  2,890,000 Chesapeake Bay, Virginia,
             District Revenue, Bridge & Tunnel Commission
             5.875%, 7/1/10, (FGIC)................................     3,177,439
  3,000,000 Chesapeake, Virginia,
             Public Improvement,
             General Obligation
             5.375%, 5/1/10........................................     3,221,490
            Chesapeake, Virginia,
             Redevelopment & Housing Authority Revenue, Multifamily
             Housing:
    500,000 Cedar Association, Series A
            7.75%, 6/1/20..........................................       538,835
            Residential Rental, Chesapeake Crossing Seniors, Series
            A:
    570,000 5.75%, 4/1/09..........................................       575,404
    250,000 6.00%, 4/1/13..........................................       252,342
  3,750,000 6.20%, 4/1/28..........................................     3,784,800
  1,000,000 Chesapeake, Virginia,
             Water & Sewer Facility,
             General Obligation, Series A
             7.00%, 12/1/04........................................     1,161,370
            Chesterfield County, Virginia,
             General Obligation:
  1,980,000 5.25%, 3/1/10..........................................     2,075,773
    700,000 Series A:
            6.60%, 1/15/02.........................................       740,950
            Series B:
    500,000 6.60%, 1/1/03..........................................       540,690
  1,000,000 6.70%, 1/1/06..........................................     1,083,590
    500,000 Chesterfield County, Virginia,
             Health Center, Community Mortgage Revenue, Lucy Corr
             Nursing Home Project
             5.875%, 12/1/21, (GNMA)...............................       539,710
    500,000 Chesterfield County, Virginia,
             Water & Sewer Revenue
             6.375%, 11/1/07.......................................       551,775
  2,545,000 Danville, Virginia,
             Industrial Development Authority, Hospital Revenue,
             Prerefunded, Danville Regional Medical Center
             6.20%, 10/1/09, (FGIC)................................     2,860,198
  1,000,000 Dinwindle County, Virginia,
             Industrial Development Authority Revenue, County
             Courthouse Project, Series C
             5.00%, 2/1/17.........................................       994,010
  3,000,000 Dulles Town, Virginia,
             Center Community Development Authority
             6.25%, 3/1/26.........................................     3,060,420
            Fairfax County, Virginia,
             Industrial Development Authority Revenue, Inova Health
             Systems Project:
  1,250,000 5.00%, 8/15/13, (FSA)..................................     1,299,488
  1,025,000 5.00%, 8/15/23.........................................     1,041,123
  1,120,000 5.20%, 8/15/05.........................................     1,192,486
    370,000 5.875%, 8/15/16........................................       402,394

-------------------------------------------------------------------------------
                                   EVERGREEN
                         Virginia Municipal Bond Fund
-------------------------------------------------------------------------------

                       SCHEDULE OF INVESTMENTS(continued)
                                August 31, 1998

--------------------------------------------------------------------------------
 Principal
   Amount                                                                Value
--------------------------------------------------------------------------------
 MUNICIPAL OBLIGATIONS - CONTINUED
            VIRGINIA - CONTINUED
 $3,000,000 Fairfax County, Virginia,
             Public Improvement,
             General Obligation, Series A
             5.25%, 6/1/09.........................................   $ 3,190,020
    250,000 Fairfax County, Virginia,
             Redevelopment & Housing Authority Lease Revenue, Mott
             & Gum Springs Community Centers
             5.35%, 6/1/06.........................................       267,128
    500,000 Fairfax County, Virginia,
             Redevelopment & Housing Authority Mortgage Revenue,
             Housing for the Elderly
             6.00%, 9/1/16, (FHA)..................................       528,885
  2,605,000 Fairfax County, Virginia,
             Sewer Revenue
             5.625%, 7/15/11.......................................     2,843,097
  1,685,000 Fairfax County, Virginia,
             Water Authority Revenue, Unrefunded Balance
             6.00%, 4/1/22.........................................     1,863,324
            Giles County, Virginia,
             Industrial Development Authority Revenue, Hoechst
             Celanese
             Corp. Project:
    250,000 5.95%, 12/1/25.........................................       264,830
    500,000 6.45%, 5/1/26..........................................       556,235
    250,000 Greensville County, Virginia,
             Industrial Development Authority Revenue, Georgia
             Pacific Corp. Project
             5.30%, 8/1/14.........................................       256,825
            Halifax County, Virginia,
             Industrial Development Authority Revenue, Halifax
             Regional Hospital, Inc.:
    300,000 4.80%, 9/1/09..........................................       301,737
  1,000,000 5.00%, 9/1/11..........................................     1,005,870
    400,000 5.25%, 9/1/17..........................................       402,092
    500,000 Hampton, Virginia,
             General Obligation
             6.00%, 1/15/08........................................       555,720
            Hanover County, Virginia,
             Industrial Development Authority Revenue:
    960,000 Bon Secours Health System Project
            6.00%, 8/15/08, (MBIA).................................     1,088,525
  1,360,000 Memorial Regional Medical Center Project
            6.50%, 8/15/08, (MBIA).................................     1,599,006
    500,000 Harrisonburg, Virginia,
             Redevelopment & Housing Authority Revenue, Multifamily
             Housing, Greens of Salem Run Project
             (LOC: PNC Bank)
             6.20%, 4/1/17, (FSA)..................................       531,485
    700,000 Henrico County, Virginia,
             Industrial Development Authority Lease Revenue, Public
             Facility
             7.00%, 8/1/13.........................................       819,679
  2,000,000 Henrico County, Virginia,
             Industrial Development Authority Revenue, Bon Secours
             Health System Project
             5.60%, 8/15/10.......................................      2,164,240
  1,000,000 Henrico County, Virginia,
             Water & Sewer Revenue
             5.70%, 5/1/08........................................      1,084,340
    500,000 Isle Wright County, Virginia,
             Industrial Development Authority Revenue, Solid Waste
             Disposal Facility, Union Camp Corp. Project
             6.55%, 4/1/24........................................        549,930
    600,000 James City County, Virginia,
             Industrial Development Authority Revenue, Residential
             Care Facility, Williamsburg Landing Inc.
             6.625%, 3/1/23.......................................        629,058
  1,000,000 King & Queen County, Virginia,
             Industrial Development Authority Lease Revenue,
             Public Facility, King & Queen Courts Complex, Series
             A
             5.625%, 7/15/17......................................      1,047,590
    700,000 King George County, Virginia,
             Industrial Development Authority Lease Revenue, King
             George County School Project
             6.40%, 8/1/16........................................        745,969
  1,000,000 Loudoun County, Virginia,
             General Obligation, Series A
             5.50%, 10/1/07.......................................      1,074,630
    600,000 Loudoun County, Virginia,
             Industrial Development Authority Lease Revenue,
             Northern Virginia Criminal Justice Academy
             5.50%, 6/1/08........................................        639,060
  1,550,000 Loudoun County, Virginia,
             Sanitation Authority,
             Water & Sewer Revenue
             6.25%, 1/1/10, (FGIC)................................      1,700,474
  1,160,000 Lynchburg, Virginia,
             Industrial Development Authority Revenue, Centra
             Health, Inc.
             5.20%, 1/1/18........................................      1,164,849
  4,440,000 Newport News, Virginia,
             General Obligation
            5.75%, 1/15/17........................................      4,784,944
            Norfolk, Virginia,
             General Obligation:
  3,000,000 5.25%, 6/1/11.........................................      3,156,600
  2,000,000 5.70%, 6/1/08, (MBIA).................................      2,178,620
            Norfolk, Virginia,
             Redevelopment & Housing Authority Revenue, Merrimack
             Landing Project:
    275,000 5.00%, 12/1/05........................................        283,236
    340,000 5.10%, 12/1/06........................................        350,690
  1,300,000 Northampton County, Virginia,
             General Obligation, Series A, AMT
            5.30%, 7/15/18, (FSA).................................      1,326,351

-------------------------------------------------------------------------------
                                   EVERGREEN
                         Virginia Municipal Bond Fund
-------------------------------------------------------------------------------
                       SCHEDULE OF INVESTMENTS(continued)
                                August 31, 1998

--------------------------------------------------------------------------------
 Principal
   Amount                                                              Value
--------------------------------------------------------------------------------
 MUNICIPAL OBLIGATIONS - CONTINUED
            VIRGINIA - CONTINUED
 $1,300,000 Peumansend Creek, Virginia,
             Regional Jail Authority Revenue
            5.75%, 6/1/17, (MBIA)................................   $ 1,404,585
  1,000,000 Portsmouth, Virginia,
             General Obligation
            6.40%, 8/1/00, (FNMA)................................     1,049,610
            Portsmouth, Virginia,
             Redevelopment & Housing Authority Revenue:
    500,000 Chowan Apartments, Series A
            5.85%, 12/20/30, (GNMA)..............................       520,955
   640, 000 Multifamily Housing, January 16th Association, Series
            A
            6.30%, 9/1/26, (FNMA)................................       683,552
    700,000 Prince William County, Virginia,
             General Obligation, Series A
            6.20%, 12/1/11.......................................       744,996
    500,000 Prince William County, Virginia,
             Industrial Development Authority Lease Revenue, ATCC
             Project
            6.00%, 2/1/14........................................       536,775
            Prince William County, Virginia,
             Industrial Development Authority Revenue,
             Potomac Hospital Corp.:
  1,000,000 5.00%, 10/1/25, (FSA)................................       982,480
    500,000 6.75%, 10/1/15.......................................       589,580
            Prince William County, Virginia,
             Park Authority Revenue:
    500,000 6.30%, 10/15/06......................................       558,135
  1,300,000 6.875%, 10/15/16.....................................     1,475,838
            Richmond, Virginia,
             Metropolitan Authority Expressway Revenue:
    605,000 5.25%, 7/15/11, (FGIC)...............................       648,324
    520,000 5.25%, 7/15/12, (FGIC)...............................       554,902
    425,000 5.25%, 7/15/17, (FGIC)...............................       447,997
  2,000,000 Richmond, Virginia,
             Public Improvement, General Obligation,
             Series B
            6.50%, 1/15/06.......................................     2,151,220
            Riverside, Virginia,
             Regional Jail Authority Revenue:
  3,375,000 5.625%, 7/1/07, (MBIA)...............................     3,700,249
  1,000,000 5.875%, 7/1/14, (MBIA)...............................     1,092,330
    400,000 6.00%, 7/1/25, (MBIA)................................       438,848
  1,185,000 Roanoke, Virginia,
             Industrial Development Authority Revenue, Roanoke
             Memorial Hospital, Series B
            6.00%, 7/1/07, (AMBAC)...............................     1,270,320
  2,005,000 Spotsylvania County, Virginia,
             General Obligation
            5.00%, 7/15/10, (FSA)................................     2,109,541
            Suffolk, Virginia,
             General Obligation:
    250,000 5.70%, 6/1/10, (AMBAC)...............................       274,765
    750,000 5.90%, 6/1/13, (AMBAC)...............................       829,462
            Virginia Beach, Virginia,
             General Obligation:
  1,575,000 5.40%, 7/15/09........................................    1,712,702
  1,000,000 6.00%, 9/1/09.........................................    1,119,810
            Virginia College, Virginia,
             Educational Facilities Building Authority Revenue:
  3,510,000 21st Century College Program
            5.40%, 8/1/15.........................................    3,668,827
    805,000 Hampden-Sydney College Project
            4.90%, 9/1/10.........................................      824,320
    700,000 Hampton University Project
            5.75%, 4/1/14.........................................      741,867
            Virginia State Housing
             Development Authority Revenue,
             Commonwealth Mortgage:
            Series A:
    100,000 7.10%, 1/1/17.........................................      105,136
  1,000,000 Subseries A-1
            6.20%, 7/1/11.........................................    1,058,680
    500,000 Series B, Subseries B-2
            6.65%, 1/1/13.........................................      538,085
    100,000 Series C:
            Subseries C-1
            5.50%, 7/1/06.........................................      105,252
  1,000,000 Subseries C-2
            5.75%, 7/1/07.........................................    1,062,490
    500,000 Subseries C-6
            6.25%, 1/1/15.........................................      523,665
  1,300,000 Series D, Subseries D-1
            6.10%, 1/1/19.........................................    1,381,913
            Series E:
  1,180,000 Subseries E-3
            4.80%, 7/1/09.........................................    1,189,853
  1,000,000 Subseries E-4
            4.90%, 1/1/10.........................................    1,008,600
    300,000 Series F, Subseries F-1
            6.25%, 7/1/12.........................................      318,180
            Virginia State Housing
             Development Authority Revenue,
             Multifamily Housing:
  1,430,000 Series B, AMT
            4.95%, 11/1/10........................................    1,439,781
            Series H:
    500,000 6.00%, 5/1/10.........................................      517,005
  1,000,000 6.10%, 11/1/11........................................    1,071,430
    300,000 6.35%, 11/1/11........................................      323,670
  1,000,000 Series I
            5.45%, 5/1/18.........................................    1,022,850
    400,000 Series K
            5.90%, 5/1/11.........................................      428,612
    500,000 Series O
            6.05%, 11/1/17........................................      532,780
    500,000 Virginia State Industrial
             Development Authority Revenue,
             Small Business Financing,
             Hodges Farm Associates II
            4.75%, 11/1/12........................................      507,605

-------------------------------------------------------------------------------
                                   EVERGREEN
                         Virginia Municipal Bond Fund
-------------------------------------------------------------------------------

                       SCHEDULE OF INVESTMENTS(continued)
                                August 31, 1998

--------------------------------------------------------------------------------
 Principal
   Amount                                                             Value
--------------------------------------------------------------------------------
 MUNICIPAL OBLIGATIONS - CONTINUED
            VIRGINIA - CONTINUED
            Virginia State Port Authority:
 $  750,000 Commonwealth Revenue
            5.90%, 7/1/16........................................   $   807,945
    400,000 Facility Revenue
            5.60%, 7/1/27........................................       419,524
  7,000,000 Virginia State Public Building Authority Revenue
            5.20%, 8/1/10........................................     7,346,500
            Virginia State Public School Authority Revenue:
  1,000,000 School Financing, Series I
            5.25%, 8/1/10........................................     1,074,290
    200,000 Series A
            6.20%, 8/1/14........................................       223,212
    850,000 Special Obligation, York County
            5.90%, 7/15/13.......................................       928,931
  1,000,000 Virginia State Resources Authority Revenue,
             Harrisonburg Rockingham Project
            5.00%, 5/1/18........................................       991,280
            Virginia State Transportation Board Revenue:
            Northern Virginia Transportation District, Series A:
  2,030,000 6.00%, 5/15/08.......................................     2,230,625
  2,160,000 6.75%, 5/15/05.......................................     2,489,724
  1,000,000 U.S. Route 58 Corridor Program,
            Series A
            5.375%, 5/15/07......................................     1,064,310
            Virginia State University, Commonwealth University
             Revenue:
            Series A:
    200,000 5.25%, 5/1/08........................................       214,722
    350,000 5.625%, 5/1/16.......................................       368,501
  2,325,000 5.75%, 5/1/21........................................     2,490,354
  1,000,000 Series B
            5.35%, 5/1/09........................................     1,073,920
    100,000 Virginia State, Biotechnology Research, Park
             Authority Lease Revenue, Biotech Two Project
            5.05%, 9/1/08........................................       105,813
  1,000,000 Virginia State,
             General Obligation
            6.10%, 6/1/06........................................     1,108,360
    550,000 West Point, Virginia,
             Industrial Development Authority Revenue, Solid
             Waste Disposal, Chesapeake Corporate Project,
             Series B
            6.25%, 3/1/19........................................       589,991
                                                                    -----------
                                                                    153,749,814
                                                                    -----------
            PUERTO RICO - 0.8%
  1,200,000 Puerto Rico Commonwealth,
             General Obligation
            6.25%, 7/1/13, (MBIA)................................     1,416,792
                                                                    -----------
            U.S. VIRGIN ISLANDS - 4.0%
            Virgin Islands,
             Public Finance Authority Revenue,
             Senior Lien, Series A:
  1,000,000 5.20%, 10/1/09.......................................     1,037,170
  2,000,000 5.50%, 10/1/13.......................................     2,080,580
    250,000 5.625%, 10/1/25......................................       256,990
            Virgin Islands,
             Water & Power Authority Revenue:
  2,585,000 5.25%, 7/1/08........................................     2,705,073
    620,000 5.25%, 7/1/09........................................       646,239
                                                                    -----------
                                                                      6,726,052
                                                                    -----------
            Total Municipal Obligations
             (cost $158,806,111).................................   168,055,982
                                                                    -----------
--------------------------------------------------------------------------------
   Shares
--------------------------------------------------------------------------------
 MUTUAL FUND SHARES - 0.8% (COST $1,367,000)
  1,367,000 Federated Municipal Obligations Fund.................     1,367,000
                                                                   ------------
            TOTAL INVESTMENTS -
             (COST $160,173,111).........................   100.2%  169,422,982
            OTHER ASSETS AND
             LIABILITIES - NET...........................    (0.2)     (259,820)
                                                            -----  ------------
            NET ASSETS - ................................   100.0% $169,163,162
                                                            =====  ============

LEGEND OF ABBREVIATIONS:
AMBAC Insured by American Municipal Bond Assurance Corporation
AMT   Alternative Minimum Tax
FGIC  Insured by Federal Guaranty Insurance Company
FHA   Insured by Federal Housing Authority
FNMA  Insured by Federal National Mortgage Association
FSA   Insured by Financial Security Assurance Company
GNMA  Insured by Government National Mortgage Association
LOC   Letter of Credit
MBIA  Insured by Municipal Bond Investors Assurance Corporation

                  See Combined Notes to Financial Statements.

-------------------------------------------------------------------------------
                                   EVERGREEN
                      Southern State Municipal Bond Funds
-------------------------------------------------------------------------------
                      STATEMENTS OF ASSETS AND LIABILITIES
                                August 31, 1998

                               FLORIDA
                             HIGH INCOME     FLORIDA      GEORGIA    MARYLAND
                                 FUND          FUND        FUND        FUND
-------------------------------------------------------------------------------
 ASSETS
  Investments at market
   value (identified cost-
   $393,182,644
   $631,375,951,
   $77,862,269 and
   $29,319,829,
   respectively)...........  $407,818,175  $667,043,257 $83,303,095 $30,761,637
  Cash.....................           454           263         826         852
  Interest receivable......     7,604,477    10,248,216   1,043,997     392,462
  Receivable for Fund
   shares sold.............     1,821,694     1,058,808      90,012          95
  Unamortized organization
   expenses................        10,899             0           0           0
  Prepaid expenses and
   other assets............        59,986        61,375      14,249      32,573
-------------------------------------------------------------------------------
    Total assets...........   417,315,685   678,411,919  84,452,179  31,187,619
-------------------------------------------------------------------------------
 LIABILITIES
  Payable for investments
   purchased...............     3,099,198    17,061,894           0           0
  Dividends payable........       787,503     2,005,798     278,222      40,021
  Payable for Fund shares
   redeemed................       225,638       761,162       5,290     150,209
  Distribution fee
   payable.................       216,421       107,984      13,874      15,080
  Due to related parties...       142,822        37,701       4,948         581
  Accrued Trustees' fees
   and expenses............        13,886        14,609       1,910          75
  Accrued expenses and
   other liabilities.......       192,204       215,629      27,453       8,380
-------------------------------------------------------------------------------
    Total liabilities......     4,677,672    20,204,777     331,697     214,346
-------------------------------------------------------------------------------
 NET ASSETS................  $412,638,013  $658,207,142 $84,120,482 $30,973,273
-------------------------------------------------------------------------------
 NET ASSETS REPRESENTED BY
  Paid-in capital..........  $398,102,922  $611,464,528 $78,480,621 $29,409,459
  Undistributed net
   investment income.......        71,519        55,126       3,588       5,491
  Accumulated net realized
   gains or losses on
   investments.............      (171,959)   11,020,182     195,447     116,515
  Net unrealized gains on
   investments.............    14,635,531    35,667,306   5,440,826   1,441,808
-------------------------------------------------------------------------------
  TOTAL NET ASSETS.........  $412,638,013  $658,207,142 $84,120,482 $30,973,273
-------------------------------------------------------------------------------
 NET ASSETS CONSIST OF
  Class A..................  $279,078,509  $164,254,865 $ 3,931,985 $24,753,791
  Class B..................   103,309,427    66,141,686  12,558,976     990,461
  Class C..................     1,098,046     8,963,303           0           0
  Class Y..................    29,152,031   418,847,288  67,629,521   5,229,021
-------------------------------------------------------------------------------
                             $412,638,013  $658,207,142 $84,120,482 $30,973,273
-------------------------------------------------------------------------------
 SHARES OUTSTANDING
  Class A..................    24,792,915    16,184,394     379,765   2,217,677
  Class B..................     9,177,850     6,517,059   1,212,995      88,712
  Class C..................        97,549       883,176           0           0
  Class Y..................     2,589,757    41,270,172   6,532,075     468,342
-------------------------------------------------------------------------------
 NET ASSET VALUE PER SHARE
  Class A..................  $      11.26  $      10.15 $     10.35 $     11.16
-------------------------------------------------------------------------------
  Class A -- Offering price
   (based on sales charge
   of 4.75%)...............  $      11.82  $      10.66 $     10.87 $     11.72
-------------------------------------------------------------------------------
  Class B..................  $      11.26  $      10.15 $     10.35 $     11.16
-------------------------------------------------------------------------------
  Class C..................  $      11.26  $      10.15          --          --
-------------------------------------------------------------------------------
  Class Y..................  $      11.26  $      10.15 $     10.35 $     11.16
-------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

-------------------------------------------------------------------------------
                                   EVERGREEN
                      Southern State Municipal Bond Funds
-------------------------------------------------------------------------------
                      STATEMENTS OF ASSETS AND LIABILITIES
                                August 31, 1998

                                              NORTH        SOUTH
                                             CAROLINA    CAROLINA     VIRGINIA
                                               FUND        FUND         FUND
--------------------------------------------------------------------------------
 ASSETS
 Investments at market value (identified
  cost - $302,731,037, $69,973,850 and
  $160,173,111, respectively)............  $323,528,658 $74,452,726 $169,422,982
 Cash....................................           476          94          450
 Interest receivable.....................     4,393,641     917,314    2,206,513
 Receivable for Fund shares sold.........        63,559           0       97,063
 Prepaid expenses and other assets.......        12,804      17,956       13,737
--------------------------------------------------------------------------------
   Total assets..........................   327,999,138  75,388,090  171,740,745
--------------------------------------------------------------------------------
 LIABILITIES
 Payable for investments purchased.......     5,287,270   2,476,433    1,987,545
 Dividends payable.......................     1,036,704     245,461      459,143
 Payable for Fund shares redeemed........       176,615      29,697       13,034
 Distribution fee payable................        58,563       5,200       33,407
 Due to related parties..................         2,218      31,501        3,054
 Accrued Trustees' fees and expenses.....         6,497         704       26,958
 Accrued expenses and other
  liabilities............................       112,173      10,476       54,442
--------------------------------------------------------------------------------
   Total liabilities.....................     6,680,040   2,799,472    2,577,583
--------------------------------------------------------------------------------
 NET ASSETS..............................  $321,319,098 $72,588,618 $169,163,162
--------------------------------------------------------------------------------
 NET ASSETS REPRESENTED BY
 Paid-in capital.........................  $299,752,443 $67,446,888 $158,861,853
 Undistributed net investment income.....             0       2,439        5,783
 Accumulated net realized gains or
  losses on investments..................       769,034     660,415    1,045,655
 Net unrealized gains on investments.....    20,797,621   4,478,876    9,249,871
--------------------------------------------------------------------------------
   TOTAL NET ASSETS......................  $321,319,098 $72,588,618 $169,163,162
--------------------------------------------------------------------------------
 NET ASSETS CONSIST OF
 Class A.................................  $ 15,768,040 $ 1,744,054 $ 54,297,669
 Class B.................................    49,319,571   4,541,886    8,934,865
 Class Y.................................   256,231,487  66,302,678  105,930,628
--------------------------------------------------------------------------------
                                           $321,319,098 $72,588,618 $169,163,162
--------------------------------------------------------------------------------
 SHARES OUTSTANDING
 Class A.................................     1,454,631     166,998    5,192,353
 Class B.................................     4,550,009     434,903      854,430
 Class Y.................................    23,639,048   6,348,718   10,129,955
--------------------------------------------------------------------------------
 NET ASSET VALUE PER SHARE
 Class A.................................  $      10.84 $     10.44 $      10.46
--------------------------------------------------------------------------------
 Class A -- Offering price (based on
  sales charge of 4.75%).................  $      11.38 $     10.96 $      10.98
--------------------------------------------------------------------------------
 Class B.................................  $      10.84 $     10.44 $      10.46
--------------------------------------------------------------------------------
 Class Y.................................  $      10.84 $     10.44 $      10.46
--------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

-------------------------------------------------------------------------------
                                   EVERGREEN
                      Southern State Municipal Bond Funds
-------------------------------------------------------------------------------

                            STATEMENTS OF OPERATIONS
                           Year Ended August 31, 1998

                              FLORIDA                                            NORTH       SOUTH
                            HIGH INCOME    FLORIDA     GEORGIA     MARYLAND    CAROLINA     CAROLINA    VIRGINIA
                               FUND         FUND         FUND       FUND*        FUND         FUND        FUND
------------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME
 Interest................   $17,552,979  $26,125,957  $3,486,002  $1,429,847  $13,664,124  $2,917,306  $5,915,928
------------------------------------------------------------------------------------------------------------------
 EXPENSES
 Management fee..........     1,737,325    2,509,498     326,000     173,896    1,294,225     281,276     565,473
 Distribution Plan
  expenses...............     1,299,759      914,915     124,535      61,025      512,227      48,732     150,707
 Transfer agent fees.....       161,205      171,130      15,803      68,604       55,819       5,681      47,012
 Registration and filing
  fees...................       115,710      239,450      49,741      38,026      105,382      28,641      63,726
 Custodian fees..........        94,134      160,533      21,190      39,178       81,615      17,983      41,219
 Administrative services
  fees...................        84,521      142,921      18,861      35,341       75,012      17,804      32,229
 Shareholder reports
  expense................        75,809      124,273       9,342      34,981       20,226       3,510      10,417
 Professional fees.......        30,713       31,974      16,768      32,246       19,916      16,515      20,955
 Trustees' fees and
  expenses...............        11,263       13,318       2,132       1,119        6,448         587       1,829
 Organization expenses...         3,544       11,093      10,013           0            0      30,466       9,569
 Other...................        27,318       17,442       2,798         848        6,748       3,081       3,899
 Fee waivers.............      (489,599)  (1,913,088)   (300,583)    (67,938)  (1,063,800)   (141,314)   (504,686)
------------------------------------------------------------------------------------------------------------------
  Total expenses.........     3,151,702    2,423,459     296,600     417,326    1,113,818     312,962     442,349
 Less: Indirectly paid
  expenses...............        (3,612)      (2,097)       (296)       (223)      (2,569)     (1,032)       (596)
------------------------------------------------------------------------------------------------------------------
  Net expenses...........     3,148,090    2,421,362     296,304     417,103    1,111,249     311,930     441,753
------------------------------------------------------------------------------------------------------------------
 NET INVESTMENT INCOME...    14,404,889   23,704,595   3,189,698   1,012,744   12,552,875   2,605,376   5,474,175
------------------------------------------------------------------------------------------------------------------
 NET REALIZED AND
  UNREALIZED GAIN ON
  INVESTMENTS
 Net realized gain on
  investments............     1,107,906   12,984,133     798,034     473,737    4,283,776     665,438   1,255,000
 Net change in unrealized
  gains on investments...     7,663,569    2,891,671   1,366,421     252,397    4,838,736   1,416,843   1,986,232
------------------------------------------------------------------------------------------------------------------
 Net realized and
  unrealized gain on
  investments............     8,771,475   15,875,804   2,164,455     726,134    9,122,512   2,082,281   3,241,232
------------------------------------------------------------------------------------------------------------------
 NET INCREASE IN NET
  ASSETS RESULTING FROM
  OPERATIONS.............   $23,176,364  $39,580,399  $5,354,153  $1,738,878  $21,675,387  $4,687,657  $8,715,407
------------------------------------------------------------------------------------------------------------------

* Eleven months ended August 31, 1998. The Fund changed its fiscal year end from September 30 to August 31 during the current period.

                  See Combined Notes to Financial Statements.

-------------------------------------------------------------------------------
                                   EVERGREEN
                      Southern State Municipal Bond Funds
-------------------------------------------------------------------------------

                            STATEMENT OF OPERATIONS
                         Year Ended September 30, 1997

                                                                       MARYLAND
                                                                         FUND
--------------------------------------------------------------------------------
 INVESTMENT INCOME
 Interest...........................................................  $1,875,016
--------------------------------------------------------------------------------
 EXPENSES
 Management fee.....................................................     273,851
 Distribution Plan expenses.........................................      73,620
 Transfer agent fees................................................      60,084
 Registration and filing fees.......................................       9,626
 Custodian fees.....................................................      12,079
 Administrative services fees.......................................      75,000
 Shareholder reports expense........................................      20,995
 Professional fees..................................................      14,037
 Trustees' fees and expenses........................................       2,202
 Other..............................................................      57,659
--------------------------------------------------------------------------------
  Total expenses....................................................     599,153
--------------------------------------------------------------------------------
 NET INVESTMENT INCOME..............................................   1,275,863
--------------------------------------------------------------------------------
 NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
 Net realized gain on investments...................................     163,436
 Net change in unrealized gains on investments......................     982,703
--------------------------------------------------------------------------------
 Net realized and unrealized gain on investments....................   1,146,139
--------------------------------------------------------------------------------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...............  $2,422,002
--------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

-------------------------------------------------------------------------------
                                   EVERGREEN
                      Southern State Municipal Bond Funds
-------------------------------------------------------------------------------

                      STATEMENTS OF CHANGES IN NET ASSETS
                           Year Ended August 31, 1998

                              FLORIDA
                            HIGH INCOME     FLORIDA       GEORGIA      MARYLAND
                                FUND          FUND          FUND         FUND*
----------------------------------------------------------------------------------
 OPERATIONS
 Net investment income...   $ 14,404,889  $ 23,704,595  $  3,189,698  $ 1,012,744
 Net realized gain on
  investments............      1,107,906    12,984,133       798,034      473,737
 Net change in unrealized
  gains on investments...      7,663,569     2,891,671     1,366,421      252,397
----------------------------------------------------------------------------------
  Net increase in net
   assets resulting from
   operations............     23,176,364    39,580,399     5,354,153    1,738,878
----------------------------------------------------------------------------------
 DISTRIBUTIONS TO
  SHAREHOLDERS FROM
 Net investment income
  Class A................     (9,795,895)   (6,351,997)     (126,250)    (844,382)
  Class B................     (3,663,854)   (2,070,906)     (479,386)      (5,731)
  Class C................        (16,057)     (203,430)            0            0
  Class Y................       (929,083)  (15,156,341)   (2,584,062)    (162,631)
 Net realized gains on
  investments
  Class A................              0    (2,150,248)            0            0
  Class B................              0      (663,807)            0            0
  Class Y................              0      (621,250)            0            0
----------------------------------------------------------------------------------
  Total distributions to
   shareholders..........    (14,404,889)  (27,217,979)   (3,189,698)  (1,012,744)
----------------------------------------------------------------------------------
 CAPITAL SHARE
  TRANSACTIONS
 Proceeds from shares
  sold...................    252,388,854   136,308,252    15,601,172    4,430,552
 Shares issued in
  connection with the
  acquisition of:
  Evergreen Florida Tax
   Free Fund.............              0    72,741,942             0            0
  Common Trust Funds.....              0   347,033,202    61,853,254            0
 Proceeds from
  reinvestment of
  distributions..........      6,665,061     4,934,697       485,610      595,369
 Payment for shares
  redeemed...............    (44,930,558)  (76,976,941)  (10,236,086)  (8,247,563)
----------------------------------------------------------------------------------
  Net increase (decrease)
   in net assets
   resulting from capital
   share transactions....    214,123,357   484,041,152    67,703,950   (3,221,642)
----------------------------------------------------------------------------------
   Total increase
    (decrease) in net
    assets...............    222,894,832   496,403,572    69,868,405   (2,495,508)
 NET ASSETS
 Beginning of period.....    189,743,181   161,803,570    14,252,077   33,468,781
----------------------------------------------------------------------------------
 END OF PERIOD...........   $412,638,013  $658,207,142  $ 84,120,482  $30,973,273
----------------------------------------------------------------------------------
 Undistributed net
  investment income......   $     71,519  $     55,126  $      3,588  $     5,491
----------------------------------------------------------------------------------

* Eleven months ended August 31, 1998. The Fund changed its fiscal year end from September 30 to August 31 during the current period.

                  See Combined Notes to Financial Statements.

-------------------------------------------------------------------------------
                                   EVERGREEN
                      Southern State Municipal Bond Funds
-------------------------------------------------------------------------------

                      STATEMENTS OF CHANGES IN NET ASSETS
                           Year Ended August 31, 1998

                                           NORTH         SOUTH
                                          CAROLINA     CAROLINA      VIRGINIA
                                            FUND         FUND          FUND
--------------------------------------------------------------------------------
 OPERATIONS
 Net investment income................  $ 12,552,875  $ 2,605,376  $  5,474,175
 Net realized gain on investments.....     4,283,776      665,438     1,255,000
 Net change in unrealized gains on
  investments.........................     4,838,736    1,416,843     1,986,232
--------------------------------------------------------------------------------
  Net increase in net assets
   resulting from operations..........    21,675,387    4,687,657     8,715,407
--------------------------------------------------------------------------------
 DISTRIBUTIONS TO SHAREHOLDERS FROM
 Net investment income
  Class A.............................      (497,824)     (59,104)   (1,390,153)
  Class B.............................    (1,978,289)    (170,455)     (307,250)
  Class Y.............................   (10,076,762)  (2,375,817)   (3,781,622)
 Net realized gains on investments
  Class A.............................             0       (2,456)            0
  Class B.............................             0      (12,377)            0
  Class Y.............................             0      (21,740)            0
--------------------------------------------------------------------------------
  Total distributions to
   shareholders.......................   (12,552,875)  (2,641,949)   (5,479,025)
--------------------------------------------------------------------------------
 CAPITAL SHARE TRANSACTIONS
 Proceeds from shares sold............   150,840,381   19,131,622    25,373,266
 Shares issued in connection with the
  acquisition of:
  Common Trust Funds..................   255,143,064   51,591,389    74,432,035
  Virtus Virginia Municipal Bond
   Fund...............................             0            0    72,717,737
 Proceeds from reinvestment of
  distributions.......................     1,925,293      267,827     1,324,197
 Payment for shares redeemed..........  (156,067,198) (13,218,458)  (23,745,276)
--------------------------------------------------------------------------------
  Net increase in net assets
   resulting from capital share
   transactions.......................   251,841,540   57,772,380   150,101,959
--------------------------------------------------------------------------------
   Total increase in net assets.......   260,964,052   59,818,088   153,338,341
 NET ASSETS
 Beginning of period..................    60,355,046   12,770,530    15,824,821
--------------------------------------------------------------------------------
 END OF PERIOD........................  $321,319,098  $72,588,618  $169,163,162
--------------------------------------------------------------------------------
 Undistributed net investment income..  $          0  $     2,439  $      5,783
--------------------------------------------------------------------------------

                   See Combined Notes to Financial Statements.

-------------------------------------------------------------------------------
                                   EVERGREEN
                      Southern State Municipal Bond Funds
-------------------------------------------------------------------------------

                      STATEMENTS OF CHANGES IN NET ASSETS
                           Year Ended August 31, 1997

                                         FLORIDA
                                       HIGH INCOME     FLORIDA       GEORGIA
                                           FUND          FUND         FUND
-------------------------------------------------------------------------------
OPERATIONS
 Net investment income...............  $  7,660,202  $  7,985,201  $   593,498
 Net realized gain on investments....       145,751     4,253,020       84,767
 Net change in unrealized gains or
  losses on investments..............     6,008,472     1,314,673      354,644
-------------------------------------------------------------------------------
 Net increase in net assets resulting
  from operations....................    13,814,425    13,552,894    1,032,909
-------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
 Net investment income
 Class A.............................    (5,491,178)   (5,824,608)    (110,152)
 Class B.............................    (1,956,616)   (1,295,519)    (408,815)
 Class Y.............................      (212,408)     (960,612)     (75,880)
 Net realized gains on investments
 Class A.............................             0      (665,344)           0
 Class B.............................             0      (171,649)           0
 Class Y.............................             0       (81,865)           0
-------------------------------------------------------------------------------
 Total distributions to
  shareholders.......................    (7,660,202)   (8,999,597)    (594,847)
-------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
 Proceeds from shares sold...........   102,384,802    27,824,216    3,285,353
 Proceeds from reinvestment of dis-
  tributions.........................     3,354,164     2,877,333      422,287
 Payment for shares redeemed.........   (19,605,169)  (30,281,998)  (2,738,013)
-------------------------------------------------------------------------------
 Net increase in net assets resulting
  from capital share transactions....    86,133,797       419,551      969,627
-------------------------------------------------------------------------------
  Total increase in net assets.......    92,288,020     4,972,848    1,407,689
NET ASSETS
 Beginning of year...................    97,455,161   156,830,722   12,844,388
-------------------------------------------------------------------------------
 END OF YEAR.........................  $189,743,181  $161,803,570  $14,252,077
-------------------------------------------------------------------------------
Undistributed net investment income..  $     71,079  $    102,244  $     3,588
-------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

-------------------------------------------------------------------------------
                                   EVERGREEN
                      Southern State Municipal Bond Funds
-------------------------------------------------------------------------------

                      STATEMENTS OF CHANGES IN NET ASSETS
                           Year Ended August 31, 1997

                                            NORTH         SOUTH
                                           CAROLINA     CAROLINA     VIRGINIA
                                             FUND         FUND         FUND
--------------------------------------------------------------------------------
OPERATIONS
 Net investment income.................  $  2,558,908  $   549,116  $   670,419
 Net realized gain on investments......       297,379       42,822      177,142
 Net change in unrealized gains or
  losses on investments................     2,148,174      396,963      361,929
--------------------------------------------------------------------------------
 Net increase in net assets resulting
  from operations......................     5,004,461      988,901    1,209,490
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
 Net investment income
 Class A...............................      (403,703)     (44,289)    (142,824)
 Class B...............................    (2,042,140)    (187,294)    (257,414)
 Class Y...............................      (201,277)    (318,010)    (271,563)
 Net realized gains on investments
 Class A...............................             0       (1,178)           0
 Class B...............................             0       (5,778)           0
 Class Y...............................             0       (7,006)           0
--------------------------------------------------------------------------------
 Total distributions to shareholders...    (2,647,120)    (563,555)    (671,801)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
 Proceeds from shares sold.............     5,860,717    4,936,067    4,600,357
 Proceeds from reinvestment of distri-
  butions..............................     1,817,312      346,366      369,743
 Payment for shares redeemed...........   (10,822,725)  (2,614,880)  (2,804,295)
--------------------------------------------------------------------------------
 Net increase (decrease) in net assets
  resulting from capital share
  transactions.........................    (3,144,696)   2,667,553    2,165,805
--------------------------------------------------------------------------------
  Total increase (decrease) in net
   assets..............................      (787,355)   3,092,899    2,703,494
NET ASSETS
 Beginning of year.....................    61,142,401    9,677,631   13,121,327
--------------------------------------------------------------------------------
 END OF YEAR...........................  $ 60,355,046  $12,770,530  $15,824,821
--------------------------------------------------------------------------------
Undistributed net investment income....  $          0  $     2,439  $     6,150
--------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                   EVERGREEN
                      Southern State Municipal Bond Funds
--------------------------------------------------------------------------------

                      STATEMENTS OF CHANGES IN NET ASSETS
                               Prior Fiscal Years

                                                          MARYLAND FUND
                                                    --------------------------
                                                    Year ended September 30,
                                                    --------------------------
                                                        1997          1996
-------------------------------------------------------------------------------
 OPERATIONS
 Net investment income............................. $  1,275,863  $  1,527,863
 Net realized gain on investments..................      163,436       186,173
 Net change in unrealized gains or losses on
  investments......................................      982,703      (739,639)
-------------------------------------------------------------------------------
  Net increase in net assets resulting from
   operations......................................    2,422,002       974,397
-------------------------------------------------------------------------------
 DISTRIBUTIONS TO SHAREHOLDERS FROM
 Net investment income
  Class A*.........................................   (1,015,074)   (1,175,552)
  Class Y*.........................................     (261,815)     (352,284)
-------------------------------------------------------------------------------
  Total distributions to shareholders..............   (1,276,889)   (1,527,836)
-------------------------------------------------------------------------------
 CAPITAL SHARE TRANSACTIONS
 Proceeds from shares sold.........................    2,708,043     8,364,014
 Proceeds from reinvestment of distributions.......      770,265       989,879
 Payment for shares redeemed.......................  (11,327,459)  (10,247,633)
-------------------------------------------------------------------------------
  Net decrease in net assets resulting from
   capital share transactions......................   (7,849,151)     (893,740)
-------------------------------------------------------------------------------
   Total decrease in net assets....................   (6,704,038)   (1,447,179)
 NET ASSETS
  Beginning of year................................   40,172,819    41,619,998
-------------------------------------------------------------------------------
  END OF YEAR...................................... $ 33,468,781  $ 40,172,819
-------------------------------------------------------------------------------
 Undistributed net investment income............... $          0  $      1,026
-------------------------------------------------------------------------------

* On February 28, 1998, in conjunction with the acquisition of the Virtus Mary-land Municipal Bond Fund by the Maryland Fund, shareholders of Investment Shares and Trust Shares in the Virtus Maryland Municipal Bond Fund became owners of that number of full and fractional shares of Class A and Class Y, respectively, of the Maryland Fund. See Note 9.

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------

                                    [LOGO]
--------------------------------------------------------------------------------

                     COMBINED NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

The Evergreen Southern State Municipal Bond Funds consist of Evergreen Florida High Income Municipal Bond Fund ("Florida High Income Fund"), Evergreen Florida Municipal Bond Fund ("Florida Fund"), Evergreen Georgia Municipal Bond Fund ("Georgia Fund"), Evergreen Maryland Municipal Bond Fund ("Maryland Fund"), Evergreen North Carolina Municipal Bond Fund ("North Carolina Fund"), Evergreen South Carolina Municipal Bond Fund ("South Carolina Fund") and Evergreen Virginia Municipal Bond Fund ("Virginia Fund"), (collectively, the "Funds"). Each Fund, except Florida High Income Fund which is diversified, is a non-diversified series of Evergreen Municipal Trust (the "Trust"), a Delaware business trust organized on September 18, 1997. The Trust is an open end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Florida High Income and Florida Funds offer Class A, Class B, Class C and Class Y Shares. The Georgia, Maryland, North Carolina, South Carolina and Vir-ginia Funds offer Class A, Class B, and Class Y Shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B and Class C shares are sold without a front-end sales charge, but pay a higher ongoing distribution fee than Class A. Class B shares are sold subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold subject to a contingent deferred sales charge payable on shares redeemed within one year after the month of purchase. Class Y shares are sold at net asset value and are not sub-ject to contingent deferred sales charges or distribution fees. Class Y shares are sold only to investment advisory clients of First Union Corporation ("First Union") and its affiliates, certain institutional investors or Class Y share-holders of record of certain other funds managed by First Union and its affili-ates as of December 30, 1994.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently fol-lowed by the Funds in the preparation of their financial statements. The poli-cies are in conformity with generally accepted accounting principles, which re-quire management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

A. VALUATION OF SECURITIES
An independent pricing service values each Fund's municipal bonds at fair value using a variety of factors which may include yield, liquidity, interest rate risk, credit quality, coupon, maturity and type of issue. Securities for which valuations are not available from an independent pricing service, including re-stricted securities, are valued at fair value as determined in good faith ac-cording to procedures established by the Board of Trustees.

Short-term investments with remaining maturities of 60 days or less are carried at amortized cost, which approximates market value.

B. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
The Funds record when-issued or delayed delivery transactions on the trade date and will establish and maintain a segregated account with the custodian con-taining qualifying assets having a value sufficient to make payment for the se-curities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying se-curities or if the counterparty does not perform under the contract.

C. SECURITY TRANSACTIONS AND INVESTMENT INCOME
Securities transactions are accounted for no later than one business day after the trade date. Realized gains and losses are computed on the identified cost basis. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

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               COMBINED NOTES TO FINANCIAL STATEMENTS(continued)

D. FEDERAL TAXES
The Funds have qualified and intend to continue to qualify as regulated invest-ment companies under the Internal Revenue Code of 1986, as amended (the "Code"). Thus, the Funds will not incur any federal tax liability since they are expected to distribute all of their net investment company taxable income, net tax-exempt income and net capital gains, if any, to their shareholders. The Funds also intend to avoid any excise tax liability by making the required dis-tributions under the Code. Accordingly, no provision for federal taxes is re-quired. To the extent that realized capital gains can be offset by capital loss carryforwards, it is each Fund's policy not to distribute such gains.

E. DISTRIBUTIONS
Distributions from net investment income are declared daily and paid monthly. Distributions from net realized capital gains, if any, are paid at least annu-ally. Distributions to shareholders are recorded at the close of business on the ex-dividend date.

Income and capital gains distributions to shareholders are determined in accor-dance with income tax regulations, which may differ from generally accepted ac-counting principles. The differences between financial statement amounts avail-able for distributions and distributions made in accordance with income tax regulations are primarily due to differing treatment of market discount on se-curities.

F. CLASS ALLOCATIONS
Income, expenses (other than class specific expenses) and realized and unrealized gains and losses are prorated among the classes based on the rela-tive net assets of each class. Currently, class specific expenses are limited to expenses incurred under the Distribution Plans for each class.

G. ORGANIZATION EXPENSES
Organization expenses for the Florida High Income Fund are amortized to opera-tions over a five-year period beginning June 30, 1995 on a straight-line basis. In the event any of the initial shares of the Fund are redeemed by any holder during the five-year amortization period, redemption proceeds will be reduced by any unamortized organization expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares out-standing at the time of the redemption.

Organization expenses of the Florida, Georgia, North Carolina, South Carolina and Virginia Funds were initially borne by the Funds' prior administrator. As a result of a change in the administration agreement, First Union purchased the remaining unreimbursed organizational expenses from the prior administrator. As of August 31, 1998, all organization expenses for these Funds have been fully amortized.

3. CAPITAL SHARE TRANSACTIONS

Each Fund has an unlimited number of shares of beneficial interest with a par value of $0.001 authorized. Shares of beneficial interest of the Funds are cur-rently divided into Class A, Class B, Class Y and Class C. Transactions in shares of the Funds were as follows:

Florida High Income Fund

                                 Year Ended                Year Ended
                               August 31, 1998           August 31, 1997
                           ------------------------  ------------------------
                             Shares       Amount       Shares       Amount
------------------------------------------------------------------------------
CLASS A
Shares sold............... 15,959,354  $177,761,562   4,908,227  $ 52,353,817
Shares issued in
 reinvestment of
 distributions............    418,144     4,657,114     218,163     2,333,137
Shares redeemed........... (2,598,089)  (28,920,489) (1,431,303)  (15,236,336)
------------------------------------------------------------------------------
Net increase.............. 13,779,409  $153,498,187   3,695,087  $ 39,450,618
------------------------------------------------------------------------------
CLASS B
Shares sold...............  4,149,563  $ 46,073,049   4,247,193  $ 45,291,821
Shares issued in
 reinvestment of
 distributions............    168,013     1,869,633      89,841       961,874
Shares redeemed...........   (968,277)  (10,761,818)   (352,500)   (3,764,886)
------------------------------------------------------------------------------
Net increase..............  3,349,299  $ 37,180,864   3,984,534  $ 42,488,809
------------------------------------------------------------------------------

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--------------------------------------------------------------------------------
Florida High Income Fund (continued)
--------------------------------------------------------------------------------

                                March 6, 1998
                           (Commencement of Class
                             Operations) through
                               August 31, 1998
                           ------------------------
                             Shares       Amount
------------------------------------------------------
CLASS C
Shares sold...............     96,347  $  1,073,544
Shares issued in
 reinvestment of
 distributions............      1,202        13,443
Shares redeemed...........          0             0
------------------------------------------------------
Net increase..............     97,549  $  1,086,987
------------------------------------------------------
                                 Year Ended                Year Ended
                               August 31, 1998           August 31, 1997
                           ------------------------  ------------------------
                             Shares       Amount       Shares       Amount
------------------------------------------------------------------------------
CLASS Y
Shares sold...............  2,468,047  $ 27,480,699     443,071  $  4,739,164
Shares issued in
 reinvestment of
 distributions............     11,222       124,871       5,518        59,153
Shares redeemed...........   (470,406)   (5,248,251)    (56,700)     (603,947)
------------------------------------------------------------------------------
Net increase..............  2,008,863  $ 22,357,319     391,889  $  4,194,370
------------------------------------------------------------------------------

------------------------------------------------------------------------------
Florida Fund
------------------------------------------------------------------------------
                                 Year Ended                Year Ended
                               August 31, 1998           August 31, 1997
                           ------------------------  ------------------------
                             Shares       Amount       Shares       Amount
------------------------------------------------------------------------------
CLASS A
Shares sold...............  5,507,078  $ 54,971,741     680,065  $  6,676,415
Shares issued in
 connection with the
 acquisition of
 Evergreen Florida Tax
 Free Fund................  2,449,486    24,653,786           0             0
Shares issued in
 reinvestment of
 distributions............    321,220     3,210,363     200,942     1,980,889
Shares redeemed........... (2,683,254)  (26,904,074) (2,225,426)  (21,851,674)
------------------------------------------------------------------------------
Net increase (decrease)...  5,594,530  $ 55,931,816  (1,344,419) $(13,194,370)
------------------------------------------------------------------------------
CLASS B
Shares sold...............    551,773  $  5,530,645     586,099  $  5,756,602
Shares issued in
 connection with the
 acquisition of
 Evergreen Florida Tax
 Free Fund................  3,887,072    39,122,963           0             0
Shares issued in
 reinvestment of
 distributions............    134,648     1,345,190      77,038       759,420
Shares redeemed........... (1,191,215)  (11,944,047)   (503,356)   (4,943,204)
------------------------------------------------------------------------------
Net increase..............  3,382,278  $ 34,054,751     159,781  $  1,572,818
------------------------------------------------------------------------------
                              January 26, 1998
                           (Commencement of Class
                             Operations) through
                               August 31, 1998
                           ------------------------
                             Shares       Amount
------------------------------------------------------
CLASS C
Shares sold...............     68,683  $    690,529
Shares issued in
 connection with the
 acquisition of
 Evergreen Florida Tax
 Free Fund................    890,735     8,965,193
Shares issued in
 reinvestment of
 distributions............      6,601        66,138
Shares redeemed...........    (82,843)     (830,261)
------------------------------------------------------
Net increase..............    883,176  $  8,891,599
------------------------------------------------------
                                 Year Ended                Year Ended
                               August 31, 1998           August 31, 1997
                           ------------------------  ------------------------
                             Shares       Amount       Shares       Amount
------------------------------------------------------------------------------
CLASS Y
Shares sold...............  7,493,445  $ 75,115,337   1,566,132  $ 15,391,199
Shares issued in
 connection with the
 acquisition of Common
 trust funds.............. 34,976,141   347,033,202           0             0
Shares issued in
 reinvestment of
 distributions............     31,324       313,006      13,894       137,024
Shares redeemed........... (3,720,951)  (37,298,559)   (353,969)   (3,487,120)
------------------------------------------------------------------------------
Net increase.............. 38,779,959  $385,162,986   1,226,057  $ 12,041,103
------------------------------------------------------------------------------

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--------------------------------------------------------------------------------
Georgia Fund
--------------------------------------------------------------------------------

                                      Year Ended              Year Ended
                                    August 31, 1998        August 31, 1997
                                 ----------------------  ---------------------
                                  Shares      Amount      Shares     Amount
-------------------------------------------------------------------------------
CLASS A
Shares sold....................    215,335  $ 2,200,069    58,988  $   571,356
Shares issued in reinvestment
 of distributions..............      8,134       83,109     7,041       68,727
Shares redeemed................    (66,115)    (669,683)  (47,699)    (464,268)
-------------------------------------------------------------------------------
Net increase...................    157,354  $ 1,613,495    18,330  $   175,815
-------------------------------------------------------------------------------
CLASS B
Shares sold....................    284,927  $ 2,895,888   234,534  $ 2,292,070
Shares issued in reinvestment
 of distributions..............     33,988      346,944    30,017      293,086
Shares redeemed................   (204,318)  (2,088,089) (134,483)  (1,307,027)
-------------------------------------------------------------------------------
Net increase...................    114,597  $ 1,154,743   130,068  $ 1,278,129
-------------------------------------------------------------------------------
CLASS Y
Shares sold....................  1,025,227  $10,505,215    43,212  $   421,927
Shares issued in connection
 with the acquisition of Common
 trust funds...................  6,111,899   61,853,254         0            0
Shares issued in reinvestment
 of distributions..............      5,439       55,557     6,202       60,474
Shares redeemed................   (729,756)  (7,478,314)  (99,306)    (966,718)
-------------------------------------------------------------------------------
Net increase (decrease)........  6,412,809  $64,935,712   (49,892) $  (484,317)
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Maryland Fund
--------------------------------------------------------------------------------

                         Eleven Months Ended         Year Ended            Year Ended
                           August 31, 1998       September 30, 1997    September 30, 1996
                         ---------------------  ---------------------  --------------------
                          Shares     Amount      Shares     Amount      Shares     Amount
--------------------------------------------------------------------------------------------
CLASS A*
Shares sold.............  200,179  $ 2,197,755   192,865  $ 2,067,713   574,103  $6,142,806
Shares issued in
 reinvestment of
 distributions..........   53,687      590,817    71,862      770,265    92,527     989,879
Shares redeemed......... (584,040)  (6,428,043) (679,110)  (7,269,728) (712,478) (7,557,624)
--------------------------------------------------------------------------------------------
Net decrease............ (330,174) $(3,639,471) (414,383) $(4,431,750)  (45,848) $ (424,939)
--------------------------------------------------------------------------------------------

                                      March 27, 1998
                                  (Commencement of Class
                                    Operations) through
                                      August 31, 1998
                                  -----------------------
                                    Shares      Amount
---------------------------------------------------------
CLASS B
Shares sold......................     88,301 $    972,888
Shares issued in reinvestment of
 distributions...................        411        4,552
Shares redeemed..................          0            0
---------------------------------------------------------
Net increase.....................     88,712 $    977,440
---------------------------------------------------------

                         Eleven Months Ended         Year Ended             Year Ended
                           August 31, 1998       September 30, 1997     September 30, 1996
                         ---------------------  ---------------------  ---------------------
                          Shares     Amount      Shares     Amount      Shares     Amount
---------------------------------------------------------------------------------------------
CLASS Y*
Shares sold.............  114,329  $ 1,259,909    59,419  $   640,330   209,103  $ 2,221,208
Shares issued in
 reinvestment of
 distributions..........        0            0         0            0         0            0
Shares redeemed......... (167,074)  (1,819,520) (380,036)  (4,057,731) (252,990)  (2,690,009)
---------------------------------------------------------------------------------------------
Net decrease............  (52,745) $  (559,611) (320,617) $(3,417,401)  (43,887) $  (468,801)
---------------------------------------------------------------------------------------------

* On February 28, 1998, in conjunction with the acquisition of the Virtus Maryland Municipal Bond Fund by the Maryland Fund, shareholders of Investment Shares and Trust Shares in the Virtus Maryland Municipal Bond Fund became owners of that number of full and fractional shares of Class A and Class Y, respectively, of the Maryland Fund. See Note 9.

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--------------------------------------------------------------------------------
North Carolina Fund
--------------------------------------------------------------------------------

                                    Year Ended                Year Ended
                                  August 31, 1998          August 31, 1997
                             --------------------------  ---------------------
                               Shares        Amount       Shares     Amount
-------------------------------------------------------------------------------
CLASS A
Shares sold................      906,792  $   9,704,553   104,597  $ 1,069,375
Shares issued in
 reinvestment of
 distributions.............       32,895        351,292    27,845      283,991
Shares redeemed............     (267,487)    (2,855,066) (150,887)  (1,540,570)
-------------------------------------------------------------------------------
Net increase (decrease)....      672,200  $   7,200,779   (18,445) $  (187,204)
-------------------------------------------------------------------------------
CLASS B
Shares sold................      411,810  $   4,390,935   387,839  $ 3,937,543
Shares issued in
 reinvestment of
 distributions.............      138,795      1,480,873   148,184    1,511,443
Shares redeemed............     (647,645)    (6,889,422) (839,134)  (8,524,353)
-------------------------------------------------------------------------------
Net decrease...............      (97,040) $  (1,017,614) (303,111) $(3,075,367)
-------------------------------------------------------------------------------
CLASS Y
Shares sold................   12,832,868  $ 136,744,893    84,295  $   853,799
Shares issued in connection
 with the acquisition of
 Common trust funds........   24,134,747    255,143,064         0            0
Shares issued in
 reinvestment of
 distributions.............        8,699         93,128     2,138       21,878
Shares redeemed............  (13,727,028)  (146,322,710)  (74,420)    (757,802)
-------------------------------------------------------------------------------
Net increase...............   23,249,286  $ 245,658,375    12,013  $   117,875
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
South Carolina Fund
--------------------------------------------------------------------------------

                                    Year Ended                Year Ended
                                  August 31, 1998          August 31, 1997
                             --------------------------  ---------------------
                               Shares        Amount       Shares     Amount
-------------------------------------------------------------------------------
CLASS A
Shares sold................       91,036  $     940,429    41,892  $   414,564
Shares issued in
 reinvestment of
 distributions.............        3,523         36,197     2,239       22,308
Shares redeemed............      (29,261)      (298,275)  (29,248)    (286,768)
-------------------------------------------------------------------------------
Net increase...............       65,298  $     678,351    14,883  $   150,104
-------------------------------------------------------------------------------
CLASS B
Shares sold................       61,561  $     634,986    55,162  $   544,288
Shares issued in
 reinvestment of
 distributions.............       12,822        131,600    14,381      142,689
Shares redeemed............     (109,281)    (1,123,248)  (41,753)    (410,305)
-------------------------------------------------------------------------------
Net increase (decrease)....      (34,898) $    (356,662)   27,790  $   276,672
-------------------------------------------------------------------------------
CLASS Y
Shares sold................    1,713,385  $  17,556,207   400,553  $ 3,977,215
Shares issued in connection
 with the acquisition of
 Common trust fund.........    5,075,749     51,591,389         0            0
Shares issued in
 reinvestment of
 distributions.............        9,773        100,030    18,276      181,369
Shares redeemed............   (1,145,988)   (11,796,935) (193,151)  (1,917,807)
-------------------------------------------------------------------------------
Net increase...............    5,652,919  $  57,450,691   225,678  $ 2,240,777
-------------------------------------------------------------------------------

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--------------------------------------------------------------------------------
Virginia Fund
--------------------------------------------------------------------------------

                                      Year Ended              Year Ended
                                    August 31, 1998         August 31, 1997
                                ------------------------  --------------------
                                  Shares       Amount      Shares     Amount
-------------------------------------------------------------------------------
CLASS A
Shares sold....................    532,512  $  5,479,932    52,270  $  516,653
Shares issued in connection
 with the acquisition of
 Virtus Virginia Municipal Bond
 Fund..........................  5,187,357    53,681,427         0           0
Shares issued in reinvestment
 of distributions..............     99,072     1,023,118    12,391     122,884
Shares redeemed................   (918,424)   (9,485,982)  (71,543)   (705,708)
-------------------------------------------------------------------------------
Net increase (decrease)........  4,900,517  $ 50,698,495    (6,882) $  (66,171)
-------------------------------------------------------------------------------
CLASS B
Shares sold....................    239,158  $  2,460,495   127,982  $1,276,030
Shares issued in reinvestment
 of distributions..............     22,646       233,301    18,384     182,440
Shares redeemed................    (73,319)     (755,073)  (96,368)   (959,225)
-------------------------------------------------------------------------------
Net increase...................    188,485  $  1,938,723    49,998  $  499,245
-------------------------------------------------------------------------------
CLASS Y
Shares sold....................  1,691,800  $ 17,432,839   284,030  $2,807,674
Shares issued in connection
 with the acquisition of:
 Common trust funds............  7,286,001    74,432,035         0           0
 Virtus Virginia Municipal Bond
  Fund.........................  1,839,517    19,036,310         0           0
Shares issued in reinvestment
 of distributions..............      6,584        67,778     6,490      64,419
Shares redeemed................ (1,310,177)  (13,504,221) (114,905) (1,139,362)
-------------------------------------------------------------------------------
Net increase...................  9,513,725  $ 97,464,741   175,615  $1,732,731
-------------------------------------------------------------------------------

4. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows for the year ended August 31, 1998:

                                                  Cost of      Proceeds
                                                 Purchases    from Sales
                                                ------------ ------------
         Florida High Income Fund.............. $410,381,423 $197,169,328
         Florida Fund..........................  393,314,190  317,166,679
         Georgia Fund..........................   37,384,651   32,139,580
         Maryland Fund.........................   10,845,827   11,839,297
         North Carolina Fund...................  133,921,501  132,629,460
         South Carolina Fund...................   25,400,727   17,340,115
         Virginia Fund.........................   54,289,037   50,002,661

On August 31, 1998, the tax cost and composition of gross unrealized gains and losses on investment securities based on the aggregate cost of investments for federal income tax purposes were as follows:

                                          Gross      Gross
                              Tax      Unrealized  Unrealized Net Unrealized
                              Cost        Gains      Losses       Gains
                          ------------ ----------- ---------- --------------
         Florida High
          Income Fund.... $393,182,644 $14,701,797  $66,266    $14,635,531
         Florida Fund....  631,375,951  35,667,306        0     35,667,306
         Georgia Fund....   77,862,269   5,440,826        0      5,440,826
         Maryland Fund...   29,319,829   1,441,808        0      1,441,808
         North Carolina
          Fund...........  302,731,037  20,797,621        0     20,797,621
         South Carolina
          Fund...........   69,973,850   4,481,391    2,515      4,478,876
         Virginia Fund...  160,175,331   9,247,651        0      9,247,651

As of August 31, 1998, the Funds had capital loss carryovers for federal income tax purposes as follows:

                                                Expiration
                                   ------------------------------------
                                     2001     2002     2003     2004
                                   -------- -------- -------- ---------
         Florida High Income
          Fund....................       --       -- $108,000 $  64,000
         Florida Fund............. $810,000       --       -- 1,089,000

Florida Fund's capital loss carryforward was created as a result of the January 26, 1998 acquisition of substantially all the assets and assumption of certain liabilities of Evergreen Florida Tax Free Fund in exchange for Florida Fund shares. In accordance with income tax regulations, certain Florida Fund gains may not be used to offset this capital loss carryforward.

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5. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of The BISYS Group Inc. ("BISYS"), serves as principal underwriter to each of the Funds.

Each Fund has adopted Distribution Plans for each class of shares, except Class Y, as allowed by Rule 12b-1 of the 1940 Act. Distribution plans permit a fund to reimburse its principal underwriter for costs related to selling shares of the fund and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the fund, are paid by the fund through expenses called "Distribution Plan expenses". Each class, except Class Y, currently pays a service fee equal to an annual rate of 0.25% of the average daily net assets of the class. Class B and Class C also pay distribution fees equal to an annual rate of 0.75% of the average daily net assets of the class. Distribution Plan expenses are calculated daily and paid monthly.

During the year ended August 31, 1998, amounts paid or accrued to EDI pursuant to each Fund's Class A, Class B and Class C Distribution Plans were as follows:

                                                                 Fees
                                                                Waived
                                     Class A  Class B  Class C Class A
                                     -------- -------- ------- --------
         Florida High Income Fund... $475,289 $820,651 $ 3,819       --
         Florida Fund...............  330,600  531,728  52,587 $224,808
         Georgia Fund...............    6,559  117,976      --       --
         Maryland Fund..............   59,345    1,680      --       --
         North Carolina Fund........   25,891  486,336      --       --
         South Carolina Fund........    3,277   45,455      --       --
         Virginia Fund..............   73,823   76,884      --       --

With respect to Class B and Class C shares, the principal underwriter may pay distribution fees greater than the allowable annual amounts the Funds are per-mitted to pay under the Distribution Plans.

Each of the Distribution Plans may be terminated at any time by vote of the In-dependent Trustees or by vote of a majority of the outstanding voting shares of the respective class.

6. INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT AND OTHER AFFILIATED
   TRANSACTIONS

The Capital Management Group ("CMG") of First Union National Bank of North Car-olina, a subsidiary of First Union, serves as the investment advisor to each Fund and is paid a management fee that is computed daily and paid monthly. CMG is paid at an annual rate of 0.50% of the average daily net assets of the Flor-ida Fund, Georgia Fund, Maryland Fund, North Carolina Fund, South Carolina Fund and Virginia Fund. CMG is paid at an annual rate of 0.60% of the average daily net assets of the Florida High Income Fund. Prior to March 1, 1998, the Mary-land Fund paid its prior investment advisor, Virtus Capital Management Inc., an advisory fee at an annual rate of 0.75% of the Maryland Fund's average daily net assets. During the eleven months ended August 31, 1998, the Maryland Fund paid or accrued $74,528 to CMG for management fees.

Evergreen Investment Services, Inc. ("EIS"), a subsidiary of First Union, is the administrator and BISYS Fund Services is sub-administrator to the Funds. As sub-administrator to the Funds, BISYS Fund Services provides the officers of the Funds. The administrator and sub-administrator for each Fund are entitled to an annual fee based on the average daily net assets of the funds adminis-tered by EIS for which First Union or its investment advisory subsidiaries are also the investment advisors. The administration fee is calculated by applying percentage rates, which start at 0.05% and decline to 0.01% per annum as net assets increase, to the average daily net asset value of each Fund. The sub-ad-ministration fee is calculated by applying percentage rates, which start at 0.01% and decline to 0.004% per annum as net assets increase, to the average daily net asset value of each Fund. Prior to March 1, 1998, Federated Adminis-trative Services provided the Maryland Fund with administrative personnel and services and was paid a fee based on the level of average daily net assets of the Virtus Funds, the Blanchard Funds and the Blanchard Precious Metals Fund, Inc. but not less than $50,000 per year.

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For the year ended August 31, 1998, investment management fees and administra-
tion fees were waived and/or expenses reimbursed as follows:

                                               Management  Administration
                                               Fees Waived  Fees Waived
                                               ----------- --------------
         Florida High Income Fund............. $  489,599          --
         Florida Fund.........................  1,688,280          --
         Georgia Fund.........................    300,583          --
         Maryland Fund........................     67,938          --
         North Carolina Fund..................  1,063,800          --
         South Carolina Fund..................    136,669      $4,645
         Virginia Fund........................    504,686          --

During the year ended August 31, 1998, the Funds paid or accrued to EIS the following amounts for certain administrative services:

         Florida High Income Fund................................ $ 68,387
         Florida Fund............................................  113,481
         Georgia Fund............................................   15,259
         Maryland Fund...........................................   34,663
         North Carolina Fund.....................................   60,701
         South Carolina Fund.....................................   14,705
         Virginia Fund...........................................   25,945

Evergreen Service Company ("ESC"), an indirect, fully-owned subsidiary of First Union, serves as the transfer and dividend disbursing agent for the Funds. Prior to March 1, 1998, Federated Shareholder Services Company served as the Maryland Fund's transfer and dividend disbursing agent. Total transfer agent fees paid by the Maryland Fund to ESC for the period from March 1, 1998 to Au-gust 31, 1998 were $15,827.

Officers of the Funds and affiliated Trustees receive no compensation directly from the Funds.

7. EXPENSE OFFSET ARRANGEMENT

The Funds have entered into an expense offset arrangement with their custodian. The assets deposited with the custodian under this expense offset arrangement could have been invested in income-producing assets.

8. DEFERRED TRUSTEES' FEES

Each Independent Trustee of each Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen Funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. Trustees will be paid either in one lump sum or in quarterly install-ments for up to ten years at their election, not earlier than either the year in which the Trustee ceases to be a member of the Board of Trustees or January 1, 2000.

9. ACQUISITIONS

On November 24, 1997, as a result of the conversion of various common trust funds managed by First Union National Bank ("FUNB"), a subsidiary of First Union, the Florida Fund, Georgia Fund, North Carolina Fund, South Carolina Fund and Virginia Fund each acquired substantially all of the net assets of comparable common trusts in exchange for Class Y shares of the respective Funds.

On January 26, 1998, the Florida Fund acquired substantially all the assets and assumed certain liabilities of Evergreen Florida Tax Free Fund in exchange for Class A, Class B and Class C shares of Florida Fund.

Effective on the close of business on February 28, 1998, the Maryland Fund ac-quired all of the assets and certain liabilities of the Virtus Maryland Munici-pal Bond Fund (the "Virtus Maryland Fund"). Shareholders of Investment Shares and Trust Shares in the Virtus Maryland Fund became owners of that number of full and

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               COMBINED NOTES TO FINANCIAL STATEMENTS(continued)

fractional shares of Class A and Class Y, respectively, of the Maryland Fund having an aggregate net asset value equal to the aggregate net asset value of their shares of the Virtus Maryland Fund immediately prior to the close of business on February 28, 1998. The Maryland Fund had no operations prior to the merger. Since both the Maryland Fund and the Virtus Maryland Fund were similar funds, and the Virtus Maryland Fund contributed the majority of the net assets and shareholders, its basis of accounting for assets and liabilities and its operating results for prior periods are carried forward as the accounting sur-vivor. Also on February 28, 1998, the Virginia Fund acquired all of the assets and certain liabilities of the Virtus Virginia Municipal Bond Fund in exchange for Class A and Class Y shares of the Virginia Fund.

These conversions and acquisitions were accomplished by a tax-free exchange of the respective shares of each Fund. The value of net assets acquired, number of shares issued, unrealized appreciation acquired and the aggregate net assets of each fund immediately after the acquisition were as follows:

                                                              Value of Net     Number of    Unrealized     Net  Assets
Acquiring Fund                      Acquired Fund            Assets Acquired Shares Issued Appreciation After Acquisition
-------------------------------------------------------------------------------------------------------------------------
Florida Fund............ Common trust funds*                  $347,033,202    34,976,141   $19,854,472    $511,659,015
Florida Fund............ Evergreen Florida Tax Free Fund        72,741,942     7,227,293     4,750,737     594,416,755
Georgia Fund............ Common trust funds*                    61,853,254     6,111,899     3,242,590      76,999,760
Maryland Fund........... Virtus Maryland Fund                   30,432,133     2,755,733     1,454,944      30,432,133
North Carolina Fund..... Common trust funds*                   255,143,064    24,134,747    12,288,139     317,434,059
South Carolina Fund..... Common trust fund                      51,591,389     5,075,749     2,534,925      59,786,494
Virginia Fund........... Common trust funds*                    74,432,035     7,286,001     2,846,313      81,525,759
Virginia Fund........... Virtus Virginia Municipal Bond Fund    72,717,737     7,026,874     3,850,319     167,168,666

-------
* The Acquiring Fund may have acquired net assets of more than one common trust fund or portion of a common trust fund.

10. FINANCING AGREEMENTS

On October 31, 1996, a financing agreement among certain of the Evergreen Funds, State Street Bank & Trust ("State Street") and a group of banks (collec-tively, the "Banks") became effective. Under this agreement, the Banks provided an unsecured credit facility in the aggregate amount of $225 million ($112.5 million committed and $112.5 million uncommitted) allocated evenly among the Banks. Borrowings under this facility bore interest at 0.75% per annum above the Federal Funds rate. A commitment fee of 0.10% per annum was incurred on the unused portion of the committed facility, which was allocated to all partici-pating funds. State Street served as agent for the Banks, and as agent was en-titled to a fee of $15,000 which was allocated to all of the participating Funds. This agreement was terminated on October 31, 1997.

On October 31, 1997, a temporary financing agreement between the participating Funds and First Union became effective. Under this agreement, First Union pro-vided a fully committed unsecured credit facility in the aggregate amount of $300 million. Borrowings under this facility bore interest at 1.00% per annum above the Federal Funds rate. State Street served as administrative agent under this agreement, but received no compensation for its services. This agreement was terminated on December 22, 1997.

On December 22, 1997, a financing agreement among all of the Evergreen Funds, State Street and a group of Banks became effective. Under this agreement, the Banks provide an unsecured credit facility in the aggregate amount of $400 mil-lion ($275 million committed and $125 million uncommitted). The credit facility is allocated, under the terms of the financing agreement, among the Banks. The credit facility is to be accessed by the Funds for temporary or emergency pur-poses only and is subject to each Fund's borrowing restrictions. Borrowings un-der this facility bear interest at 0.50% per annum above the Federal Funds rate. A commitment fee of 0.065% per annum will be incurred on the unused por-tion of the committed facility, which will be allocated to all funds. For its assistance in arranging this financing agreement, the Capital Market Group of First Union was paid a one-time arrangement fee of $27,500. State Street serves as administrative agent for the Banks, and as administrative agent is entitled to a fee of $20,000 per annum which is allocated to all of the Funds.

During the year ended August 31, 1998, the Florida High Income Fund had average borrowings outstanding of $346,134 at a rate of 6.01% and paid interest of $21,070. As of August 31, 1998, the Funds had no borrowings outstanding under these agreements.

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               COMBINED NOTES TO FINANCIAL STATEMENTS(continued)

11. CONCENTRATION OF CREDIT RISK

Each Fund invests a substantial portion of its assets in issuers located in a single state, therefore, it may be more affected by economic and political de-velopments in that state or region than would be a comparable general tax-ex-empt mutual fund.

12. YEAR 2000 (UNAUDITED)

Like other investment companies, the Funds could be adversely affected if the computer systems used by the Funds' investment advisors and the Funds' other service providers are not able to perform their intended functions effectively after 1999 because of the inability of computer software to distinguish the year 2000 from the year 1900. The Funds' investment advisors are taking steps to address this potential year 2000 problem with respect to the computer sys-tems that they use and to obtain satisfactory assurances that comparable steps are being taken by the Funds' other major service providers. At this time, how-ever, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Funds from this problem.

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                       REPORT OF INDEPENDENT ACCOUNTANTS

TO THE TRUSTEES AND SHAREHOLDERS OF
EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all mate-rial respects, the financial position of Evergreen Florida High Income Munici-pal Bond Fund (the "Fund"), a series of the Evergreen Municipal Trust, at Au-gust 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period ended August 31, 1998 and for the four month period ended August 31, 1995, in confor-mity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted au-diting standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of mate-rial misstatement. An audit includes examining, on a test basis, evidence sup-porting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 1998 by corre-spondence with the custodian, provide a reasonable basis for the opinion ex-pressed above. The financial statements of the Fund for each of the two years in the period ended April 30, 1995 were audited by other independent accoun-tants whose report dated June 2, 1995 expressed an unqualified opinion.

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

October 14, 1998

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                          INDEPENDENT AUDITORS' REPORT

The Trustees and Shareholders
Evergreen Municipal Trust

We have audited the accompanying statements of assets and liabilities, includ-ing the schedules of investments, of six of the Funds comprising Evergreen Mu-nicipal Trust listed below as of August 31, 1998, and the related statements of operations, statements of changes in net assets, and financial highlights for each of the years or periods listed below:

  Evergreen Florida Municipal Bond Fund -- statement of operations for the year ended August 31, 1998, statements of changes in net assets for each of the years in the two-year period ended August 31, 1998 and the financial highlights for the periods presented on pages 18 and 19.

  Evergreen Georgia Municipal Bond Fund -- statement of operations for the year ended August 31, 1998, statements of changes in net assets for each of the years in the two-year period ended August 31, 1998 and the financial highlights for the periods presented on pages 20 and 21.

  Evergreen Maryland Municipal Bond Fund -- statement of operations and statements of changes in net assets for the eleven-month period ended Au-gust 31, 1998, and the financial highlights for the periods presented on pages 22 and 23. The statement of operations for the year ended September 30, 1997, statements of changes in net assets for each of the years in the two-year period ended September 30, 1997 and financial highlights for the periods ended prior to August 31, 1998 were audited by other auditors, whose opinion thereon dated November 7, 1997 was unqualified.

  Evergreen North Carolina Municipal Bond Fund -- statement of operations for the year ended August 31, 1998, statements of changes in net assets for each of the years in the two-year period ended August 31, 1998 and the fi-nancial highlights for the periods presented on pages 24 and 25.

  Evergreen South Carolina Municipal Bond Fund -- statement of operations for the year ended August 31, 1998, statements of changes in net assets for each of the years in the two-year period ended August 31, 1998 and the fi-nancial highlights for the periods presented on pages 26 and 27.

  Evergreen Virginia Municipal Bond Fund -- statement of operations for the year ended August 31, 1998, statements of changes in net assets for each of the years in the two-year period ended August 31, 1998 and the financial highlights for the periods presented on pages 28 and 29.

These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these fi-nancial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing stan-dards. Those standards require that we plan and perform our audit to obtain reasonable assurance about whether the financial statements and financial high-lights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 1998 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall fi-nancial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Ever-green Florida Municipal Bond Fund, Evergreen Georgia Municipal Bond Fund, Ever-green Maryland Municipal Bond Fund, Evergreen North Carolina Municipal Bond Fund, Evergreen South Carolina Municipal Bond Fund and Evergreen Virginia Mu-nicipal Bond Fund as of August 31, 1998, the results of their operations, the changes in their net assets and financial highlights for each of the years or periods specified in the first paragraph above in conformity with generally ac-cepted accounting principles.

                                            KPMG Peat Marwick LLP
Boston, Massachusetts
October 9, 1998

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             FEDERAL INCOME TAX STATUS OF DISTRIBUTIONS (UNAUDITED)

 For the fiscal period ended August 31, 1998, the following percent-ages represent the portion of dividends from net investment income which are exempt from federal income tax, other than alternative min-imum tax:

         Florida High Income Fund.................................  99.93%
         Florida Fund.............................................  99.41%
         Georgia Fund.............................................  99.90%
         Maryland Fund............................................ 100.00%
         North Carolina Fund......................................  99.55%
         South Carolina Fund......................................  99.80%
         Virginia Fund............................................  99.77%

 Pursuant to section 852 of the Internal Revenue Code, the Funds have designated the following amounts as long-term 28% capital gain dis-tributions and long-term 20% capital gain distributions for the fis-cal year ended August 31, 1998:

                                           Aggregate        Per Share
                                      ------------------- -------------
                                         28%       20%     28%    20%
                                      ---------- -------- ------ ------
         Florida Fund................ $2,447,482 $757,707 $0.038 $0.012
         South Carolina Fund.........     23,270   13,303  0.003  0.002

 Shareholders are advised to use information received on Form 1099 to determine their taxable long-term capital gain distributions rather than the per share amounts as presented above.

                                 Evergreen Funds


Money Market
Treasury Money Market Fund
Money Market Fund
Municipal Money Market Fund
Pennsylvania Municipal Money Market Fund

Tax Exempt
Short Intermediate Municipal Fund
High Grade Tax Free Fund
Tax Free Fund
California Tax Free Fund
Connecticut Municipal Bond Fund
Florida Municipal Bond Fund
Florida High Income Municipal Bond Fund
Georgia Municipal Bond Fund
Maryland Municipal Bond Fund
Massachusetts Tax Free Fund
Missouri Tax Free Fund
New Jersey Tax Free Income Fund
New York Tax Free Fund
North Carolina Municipal Bond Fund
Pennsylvania Tax Free Fund
South Carolina Municipal Bond Fund
Virginia Municipal Bond Fund

Income
Capital Preservation and Income Fund
Short Intermediate Bond Fund
Intermediate Term Government Securities Fund
Intermediate Term Bond Fund
U.S. Government Fund
Diversified Bond Fund
Strategic Income Fund
High Yield Bond Fund

Balanced
American Retirement Fund
Balanced Fund
Tax Strategic Foundation Fund
Foundation Fund

Growth & Income
Utility Fund
Income and Growth Fund
Fund for Total Return
Value Fund
Blue Chip Fund
Growth and Income Fund
Small Cap Equity Income Fund

Domestic Growth
Strategic Growth Fund
Stock Selector Fund
Evergreen Fund
Omega Fund
Small Company Growth Fund
Aggressive Growth Fund
Micro Cap Fund

Global International
Global Leaders Fund
International Growth Fund
Global Opportunities Fund
Precious Metals Fund
Emerging Markets Growth Fund
Latin America Fund

Express Line
800.346.3858

Investor Services
800.343.2898

Retirement Plan Services
800.247.4075

www.evergreenfunds.com


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                                                  U.S. POSTAGE
                                                     PAID
                                                  PERMIT NO. 19
                                                  HUDSON, MA
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200 Berkeley Street
Boston, MA 02116